UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

November 30, 2015

COLUMBIA ADAPTIVE ALTERNATIVES FUND

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA ADAPTIVE ALTERNATIVES FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Consolidated Portfolio of Investments	5
Consolidated Statement of Assets and Liabilities	11
Consolidated Statement of Operations	13
Consolidated Statement of Changes in Net Assets	14
Consolidated Financial Highlights	16
Notes to Consolidated Financial Statements	25
Board Consideration and Approval of Advisory Agreement	37
Important Information About This Report	41

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA ADAPTIVE ALTERNATIVES FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Adaptive Alternatives Fund (the Fund) Class A shares returned -3.05% excluding sales charges for the six-month period that ended November 30, 2015.

■  The Citi One-Month U.S. Treasury Bill Index returned 0.00% during the same time period.

Average Annual Total Returns (%) (for period ended November 30, 2015)

	Inception	6 Months Cumulative	Life
Class A	01/28/15
Excluding sales charges		-3.05	-4.50
Including sales charges		-8.61	-9.99
Class C	01/28/15
Excluding sales charges		-3.36	-5.00
Including sales charges		-4.32	-5.95
Class I	01/28/15	-2.74	-4.10
Class R	01/28/15	-3.15	-4.70
Class R4	01/28/15	-2.94	-4.30
Class R5	01/28/15	-2.84	-4.20
Class W	01/28/15	-3.05	-4.60
Class Y	01/28/15	-2.84	-4.20
Class Z	01/28/15	-2.94	-4.30
Citi One-Month U.S. Treasury Bill Index		0.00	0.01

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge (CDSC) for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

The Citi One-Month U.S. Treasury Bill Index is an unmanaged index that represents the performance of one-month Treasury bills and reflects reinvestment of all distributions and changes in market prices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
2

COLUMBIA ADAPTIVE ALTERNATIVES FUND

PORTFOLIO OVERVIEW

(Unaudited)

Market Exposure By Strategies (%)(a) (at November 30, 2015)
Alternative Beta Strategies	165.3
Hedge Fund Strategies	57.0
Non-Traditional Asset Classes	7.3

(a) Percentages are based upon net assets. The percentages do not equal 100% due to the effects of leverage within the Fund's portfolio. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. The Fund's portfolio composition and its market exposure are subject to change. At period end, Hedge Fund Strategies included investment in the Blackstone Alternative Multi-Strategy Fund (an unaffiliated mutual fund); Alternative Beta Strategies included investment in futures and total return swap contracts; and Non-Traditional Asset Classes included investment in affiliated and/or unaffiliated funds, including exchange-traded funds (ETFs).

Portfolio Breakdown (%) (at November 30, 2015)
Alternative Investment Funds	59.2
Equity Funds	1.1
Exchange-Traded Funds	4.1
Fixed-Income Funds	0.7
Money Market Funds	34.9
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Jeffrey Knight, CFA

William Landes, Ph.D.

Marc Khalamayzer, CFA

Joshua Kutin, CFA*

*Effective October 1, 2015, Mr. Kutin was named a Portfolio Manager of the Fund.

Semiannual Report 2015
3

COLUMBIA ADAPTIVE ALTERNATIVES FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2015 – November 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	969.50	1,018.40	6.77	6.94	1.36
Class C	1,000.00	1,000.00	966.40	1,014.61	10.49	10.74	2.11
Class I	1,000.00	1,000.00	972.60	1,020.42	4.79	4.90	0.96
Class R	1,000.00	1,000.00	968.50	1,017.14	8.01	8.21	1.61
Class R4	1,000.00	1,000.00	970.60	1,019.66	5.53	5.67	1.11
Class R5	1,000.00	1,000.00	971.60	1,020.17	5.03	5.16	1.01
Class W	1,000.00	1,000.00	969.50	1,018.40	6.77	6.94	1.36
Class Y	1,000.00	1,000.00	971.60	1,020.42	4.78	4.90	0.96
Class Z	1,000.00	1,000.00	970.60	1,019.66	5.53	5.67	1.11

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015
4

COLUMBIA ADAPTIVE ALTERNATIVES FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

November 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 1.0%

	Shares	Value ($)
GLOBAL REAL ESTATE 1.0%
Columbia Real Estate Equity Fund, Class I Shares(a)	100,571	1,572,931
Total Equity Funds (Cost: $1,669,414)		1,572,931

Fixed-Income Funds 0.7%

INFLATION PROTECTED SECURITIES 0.7%
Columbia Inflation Protected Securities Fund, Class I Shares(a)(b)	125,330	1,086,609
Total Fixed-Income Funds (Cost: $1,143,008)		1,086,609

Alternative Investment Funds 58.6%

Blackstone Alternative Multi-Strategy Fund(a)(b)	8,370,044	86,797,359
Columbia Commodity Strategy Fund, Class I Shares(a)(b)	461,886	2,378,715
Total Alternative Investment Funds (Cost: $87,137,733)		89,176,074

Exchange-Traded Funds 4.0%

	Shares	Value ($)
PowerShares Global Listed Private Equity Portfolio	315,026	3,452,685
iShares TIPS Bond ETF	9,910	1,098,028
iShares US Real Estate ETF	20,902	1,572,040
Total Exchange-Traded Funds (Cost: $6,467,594)		6,122,753

Money Market Funds 34.5%

Columbia Short-Term Cash Fund, 0.184%(a)(c)	52,583,944	52,583,944
Total Money Market Funds (Cost: $52,583,944)		52,583,944
Total Investments (Cost: $149,001,693)		150,542,311
Other Assets & Liabilities, Net		1,794,680
Net Assets		152,336,991

At November 30, 2015, cash totaling $252,805 was pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at November 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
CAC40 10 EURO	9	EUR	471,263	12/2015	3,150	—
EURO STOXX 50	2	EUR	74,064	12/2015	8,067	—
FTSE/MIB IDX	3	EUR	359,723	12/2015	16,781	—
HANG SENG IDX	2	HKD	282,571	12/2015	—	(8,018)
IBEX 35 INDX	2	EUR	219,226	12/2015	1,457	—
MSCI SING IX ETS	22	SGD	497,225	12/2015	—	(12,213)
OMXS30 IND FUTURE	24	SEK	423,628	12/2015	7,870	—
S&P500 EMINI	5	USD	519,950	12/2015	35,383	—
SPI 200 FUTURES	3	AUD	281,289	12/2015	5,020	—
Total			3,128,939		77,728	(20,231)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015
5

COLUMBIA ADAPTIVE ALTERNATIVES FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Total Return Swap Contracts Outstanding at November 30, 2015

Counterparty		Fund Pays	Expiration Date	Notional Currency	Notional Amount ($)	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Total return on Atlantic High Yield Investment Grade Spread BetaBarclays Credit Index(a)	Fixed rate of 0.60%	11/30/16	USD	34,745,933	(20,910)	58,782	—
Barclays	Total return on Barclays TrendStar+ Alt Roll 2 Index(b)	Fixed rate of 0.70%	11/30/16	USD	13,122,466	—	36,660	—
Deutsche Bank	Total return on Deutsche Bank Currency Valuation — USD Excess Return(c)	Fixed rate of 0.00%	11/30/16	USD	9,763,753	—	—	(6,783)
Deutsche Bank	Total return on Deutsche Bank Equity Low Beta Turnover Control Factor Index — USD Excess Return(d)	Fixed rate of 0.00%	11/30/16	USD	8,238,629	—	—	(59,870)
Deutsche Bank	Total return on Deutsche Bank Equity Risk-Adjusted Momentum Factor Index — USD Excess Return(e)	Fixed rate of 0.00%	11/30/16	USD	10,627,690	—	—	(24,739)
Deutsche Bank	Total return on Deutsche Bank Equity Sector Neutral Quality Factor Index — USD Excess Return(d)	Fixed rate of 0.00%	11/30/16	USD	20,425,515	—	81,691	—
Deutsche Bank	Total return on Deutsche Bank Haven Plus — USD Excess Return(c)	Fixed rate of 0.00%	11/30/16	USD	5,280,061	—	—	(57,403)
Goldman Sachs International	Total return on Goldman Sachs TY Volatility Carry Index(f)	Fixed rate of 0.35%	02/19/16	USD	4,384,857	—	10,528	—
Goldman Sachs International	Total return on Goldman Sachs Commodity Momentum Risk Premium Strategy Index(g)	Fixed rate of 0.35%	03/17/16	USD	3,034,371	—	46,020	—
Goldman Sachs International	Total return on Goldman Sachs Commodity Curve Risk Premium Index(g)	Fixed rate of 0.11%	10/21/16	USD	13,349,647	—	105,362	—
Goldman Sachs International	Total return on Goldman Sachs Curve Index C0046(h)	Fixed rate of 0.14%	10/21/16	USD	8,030,679	—	—	(24,065)
Goldman Sachs International	Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0015(i)	Fixed rate of 0.28%	10/21/16	USD	2,931,624	—	53,588	—
Goldman Sachs International	Total return on Goldman Sachs Rates and Bonds Time Series Momentum Index C0042(h)	Fixed rate of 0.22%	10/21/16	USD	11,860,963	—	—	(3,869)
Goldman Sachs International	Total return on Goldman Sachs Risk Premia Basket Series 27 Excess Return(j)	Fixed rate of 0.35%	10/21/16	USD	21,313,081	—	436,377	—
Goldman Sachs International	Total return on Goldman Sachs RP Equity World Long Short Series 22 Excess Return(d)	Fixed rate of 0.11%	10/21/16	USD	19,727,202	—	39,632	—
Goldman Sachs International	Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0014(i)	Fixed rate of 0.19%	11/21/16	USD	7,600,635	—	—	(32,852)
Goldman Sachs International	Total return on Goldman Sachs FX Time Series Momentum Index C0038(i)	Fixed rate of 0.22%	11/21/16	USD	4,538,192	—	11,378	—

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

COLUMBIA ADAPTIVE ALTERNATIVES FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Total Return Swap Contracts Outstanding at November 30, 2015 (continued)

Counterparty		Fund Pays	Expiration Date	Notional Currency	Notional Amount ($)	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Total return on Goldman Sachs RP Equity World Long Short Series 22 Excess Return(d)	Fixed rate of 0.11%	11/21/16	USD	10,014,071	—	15,314	—
Goldman Sachs International	Total return on Goldman Sachs Commodity Carry Risk Premium Strategy Index(g)	Fixed rate of 0.35%	11/23/16	USD	6,590,828	—	88,935	—
Morgan Stanley	Total return on Morgan Stanley FX VolNet Premium Strategy Series 2(k)	Fixed rate of 0.80%	03/03/16	USD	7,285,000	—	93,418	—
Morgan Stanley	Total return on Morgan Stanley SmartInvest Alpha Index(l)	Fixed Rate of 0.75%	11/18/16	USD	12,960,930	—	25,864	—
Morgan Stanley	Total return on Morgan Stanley VolNet PremiumPlus2 Index(m)	Fixed rate of 0.80%	11/18/16	USD	12,860,004	—	48,137	—
Total						(20,910)	1,151,686	(209,581)

(a)  Underlying assets of this index include credit default swaps on high yield, investment grade, and foreign indices.

(b)  Underlying assets of this index include interest rate swaps of 2 year and 10 year durations.

(c)  Underlying assets of this index include USD and long/short foreign currencies.

(d)  Underlying assets of this index include long/short foreign and domestic equities.

(e)  Underlying assets of this index include long foreign and domestic equities and a short domestic ETF.

(f)  Underlying assets of this index include long/short domestic commodity futures and options on short commodity futures.

(g)  Underlying assets of this index include long/short domestic commodity futures.

(h)  Underlying assets of this index include long/short foreign and domestic commodity futures.

(i)  Underlying assets of this index include forward foreign currency exchange contracts.

(j)  Underlying assets of this index include forward foreign currency exchange contracts, long/short commodity futures, options on short commodity futures, options on domestic and foreign indices, and long/short domestic and foreign equities.

(k)  Underlying assets of this index include capped variance swaps on currencies.

(l)  Underlying assets of this index include long domestic equities and a short domestic index.

(m)  Underlying assets of this index include long/short puts and calls on a domestic index.

Notes to Consolidated Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Blackstone Alternative Multi-Strategy Fund*	87,800,000	2,050,000	(5,900,000)	143,902	84,093,902	—	—	86,797,359
Columbia Commodity Strategy Fund, Class I Shares	5,465,176	—	(2,055,000)	(366,345)	3,043,831	—	—	2,378,715
Columbia Inflation Protected Securities Fund, Class I Shares	5,512,793	—	(4,165,000)	(204,785)	1,143,008	—	—	1,086,609

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

COLUMBIA ADAPTIVE ALTERNATIVES FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Notes to Consolidated Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Real Estate Equity Fund, Class I Shares	5,643,007	209,959	(3,585,000)	(598,552)	1,669,414	168,149	41,809	1,572,931
Columbia Short-Term Cash Fund	48,352,793	69,340,231	(65,109,080)	—	52,583,944	—	42,255	52,583,944
Total	152,773,769	71,600,190	(80,814,080)	(1,025,780)	142,534,099	168,149	84,064	144,419,558

*Issuer was not an affiliate for the entire period ended November 30, 2015.

(b)  Non-income producing investment.

(c)  The rate shown is the seven-day current annualized yield at November 30, 2015.

Currency Legend

AUD  Australian Dollar

EUR  Euro

HKD  Hong Kong Dollar

SEK  Swedish Krona

SGD  Singapore Dollar

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

COLUMBIA ADAPTIVE ALTERNATIVES FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	1,572,931	—	—	1,572,931
Fixed-Income Funds	1,086,609	—	—	1,086,609
Alternative Investment Funds	89,176,074	—	—	89,176,074
Exchange-Traded Funds	6,122,753	—	—	6,122,753
Money Market Funds	—	52,583,944	—	52,583,944
Total Investments	97,958,367	52,583,944	—	150,542,311
Derivatives
Assets
Futures Contracts	77,728	—	—	77,728
Swap Contracts	—	—	1,151,686	1,151,686
Liabilities
Futures Contracts	(20,231)	—	—	(20,231)
Swap Contracts	—	—	(209,581)	(209,581)
Total	98,015,864	52,583,944	942,105	151,541,913

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA ADAPTIVE ALTERNATIVES FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	48,352,793	48,352,793	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain swap contracts classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

COLUMBIA ADAPTIVE ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

November 30, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $90,561,496)	$92,920,112
Affiliated issuers (identified cost $58,440,197)	57,622,199
Total investments (identified cost $149,001,693)	150,542,311
Cash	79,504
Cash collateral held at broker	30,000
Margin deposits	222,805
Unrealized appreciation on swap contracts	1,151,686
Premiums paid on outstanding swap contracts	20,910
Receivable for:
Investments sold	315,135
Capital shares sold	520,437
Dividends	7,546
Variation margin	27,153
Expense reimbursement due from Investment Manager	9,296
Prepaid expenses	2,021
Trustees' deferred compensation plan	2,244
Other assets	30,635
Total assets	152,961,683
Liabilities
Unrealized depreciation on swap contracts	209,581
Payable for:
Investments purchased	101,501
Capital shares purchased	185,341
Variation margin	4,207
Investment management fees	15,414
Distribution and/or service fees	2,796
Transfer agent fees	22,737
Compensation of board members	277
Chief compliance officer expenses	22
Audit fees	27,653
Printing and postage fees	31,117
Other expenses	21,802
Trustees' deferred compensation plan	2,244
Total liabilities	624,692
Net assets applicable to outstanding capital stock	$152,336,991

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA ADAPTIVE ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (continued)

November 30, 2015 (Unaudited)

Represented by
Paid-in capital	$157,831,586
Excess of distributions over net investment income	(764,210)
Accumulated net realized loss	(7,263,327)
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	2,358,616
Investments — affiliated issuers	(817,998)
Foreign currency translations	(7,278)
Futures contracts	57,497
Swap contracts	942,105
Total — representing net assets applicable to outstanding capital stock	$152,336,991
Class A
Net assets	$18,058,163
Shares outstanding	1,890,276
Net asset value per share	$9.55
Maximum offering price per share(a)	$10.13
Class C
Net assets	$1,861,569
Shares outstanding	195,906
Net asset value per share	$9.50
Class I
Net assets	$21,640,867
Shares outstanding	2,257,770
Net asset value per share	$9.59
Class R
Net assets	$9,532
Shares outstanding	1,000
Net asset value per share	$9.53
Class R4
Net assets	$9,572
Shares outstanding	1,000
Net asset value per share	$9.57
Class R5
Net assets	$9,579
Shares outstanding	1,000
Net asset value per share	$9.58
Class W
Net assets	$110,450,283
Shares outstanding	11,572,316
Net asset value per share	$9.54
Class Y
Net assets	$9,583
Shares outstanding	1,000
Net asset value per share	$9.58
Class Z
Net assets	$287,843
Shares outstanding	30,083
Net asset value per share	$9.57

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA ADAPTIVE ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF OPERATIONS

Six Months Ended November 30, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$224,625
Dividends — affiliated issuers	84,064
Total income	308,689
Expenses:
Investment management fees	1,130,303
Distribution and/or service fees
Class A	16,564
Class C	7,446
Class R	24
Class W	139,001
Transfer agent fees
Class A	16,652
Class C	1,866
Class R	12
Class R4	12
Class R5	2
Class W	138,380
Class Z	26,448
Compensation of board members	20,096
Custodian fees	26
Printing and postage fees	48,949
Registration fees	55,538
Audit fees	25,752
Legal fees	4,791
Chief compliance officer expenses	67
Other	78,326
Total expenses	1,710,255
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(626,448)
Total net expenses	1,083,807
Net investment loss	(775,118)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,590,280)
Investments — affiliated issuers	(1,025,780)
Capital gain distributions from underlying affiliated funds	168,149
Foreign currency translations	13,562
Futures contracts	(1,126,051)
Swap contracts	(2,110,165)
Net realized loss	(5,670,565)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	2,563,765
Investments — affiliated issuers	(3,164,408)
Foreign currency translations	(7,278)
Futures contracts	174,110
Swap contracts	1,051,418
Net change in unrealized appreciation	617,607
Net realized and unrealized loss	(5,052,958)
Net decrease in net assets from operations	$(5,828,076)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA ADAPTIVE ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015(a)
Operations
Net investment loss	$(775,118)	$(697,252)
Net realized loss	(5,670,565)	(3,839,934)
Net change in unrealized appreciation	617,607	1,915,335
Net decrease in net assets resulting from operations	(5,828,076)	(2,621,851)
Increase (decrease) in net assets from capital stock activity	(18,350,627)	144,137,435
Total increase (decrease) in net assets	(24,178,703)	141,515,584
Net assets at beginning of period	176,515,694	35,000,110
Net assets at end of period	$152,336,991	$176,515,694
Undistributed (excess of distributions over) net investment income	$(764,210)	$10,908

(a) Based on operations from January 28, 2015 (commencement of operations) through the stated period end.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA ADAPTIVE ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	1,542,277	14,931,602	460,028	4,541,390
Redemptions	(105,897)	(1,016,909)	(7,132)	(69,903)
Net increase	1,436,380	13,914,693	452,896	4,471,487
Class C shares
Subscriptions	109,324	1,051,507	93,835	924,788
Redemptions	(8,253)	(79,266)	—	—
Net increase	101,071	972,241	93,835	924,788
Class I shares
Subscriptions	—	—	2,256,770	22,500,000
Net increase	—	—	2,256,770	22,500,000
Class W shares
Subscriptions	1,062,380	10,142,068	12,324,400	123,209,339
Redemptions	(1,085,910)	(10,412,503)	(729,554)	(7,243,204)
Net increase (decrease)	(23,530)	(270,435)	11,594,846	115,966,135
Class Z shares
Subscriptions	5,318	51,048	27,500	275,025
Redemptions	(3,494,735)	(33,018,174)	—	—
Net increase (decrease)	(3,489,417)	(32,967,126)	27,500	275,025
Total net increase (decrease)	(1,975,496)	(18,350,627)	14,425,847	144,137,435

(a) Based on operations from January 28, 2015 (commencement of operations) through the stated period end.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015
15

COLUMBIA ADAPTIVE ALTERNATIVES FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

Class A	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015(a)
Per share data
Net asset value, beginning of period	$9.85		$10.00
Income from investment operations:
Net investment loss	(0.05)		(0.05)
Net realized and unrealized loss	(0.25)		(0.10)
Total from investment operations	(0.30)		(0.15)
Net asset value, end of period	$9.55		$9.85
Total return	(3.05%)		(1.50%)
Ratios to average net assets(b)
Total gross expenses	2.10	%(c)	2.08	%(c)
Total net expenses(d)	1.36	%(c)	1.50	%(c)
Net investment loss	(1.12	%)(c)	(1.42	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$18,058		$4,470
Portfolio turnover	6%		28%

Notes to Consolidated Financial Highlights

(a)  Based on operations from January 28, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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COLUMBIA ADAPTIVE ALTERNATIVES FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Class C	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015(a)
Per share data
Net asset value, beginning of period	$9.83		$10.00
Income from investment operations:
Net investment loss	(0.09)		(0.07)
Net realized and unrealized loss	(0.24)		(0.10)
Total from investment operations	(0.33)		(0.17)
Net asset value, end of period	$9.50		$9.83
Total return	(3.36%)		(1.70%)
Ratios to average net assets(b)
Total gross expenses	2.85	%(c)	2.83	%(c)
Total net expenses(d)	2.11	%(c)	2.25	%(c)
Net investment loss	(1.82	%)(c)	(2.18	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$1,862		$932
Portfolio turnover	6%		28%

Notes to Consolidated Financial Highlights

(a)  Based on operations from January 28, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA ADAPTIVE ALTERNATIVES FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Class I	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015(a)
Per share data
Net asset value, beginning of period	$9.86		$10.00
Income from investment operations:
Net investment loss	(0.03)		(0.03)
Net realized and unrealized loss	(0.24)		(0.11)
Total from investment operations	(0.27)		(0.14)
Net asset value, end of period	$9.59		$9.86
Total return	(2.74%)		(1.40%)
Ratios to average net assets(b)
Total gross expenses	1.61	%(c)	1.58	%(c)
Total net expenses(d)	0.96	%(c)	1.11	%(c)
Net investment loss	(0.60	%)(c)	(0.98	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$21,641		$22,263
Portfolio turnover	6%		28%

Notes to Consolidated Financial Highlights

(a)  Based on operations from January 28, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA ADAPTIVE ALTERNATIVES FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Class R	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015(a)
Per share data
Net asset value, beginning of period	$9.84		$10.00
Income from investment operations:
Net investment loss	(0.06)		(0.05)
Net realized and unrealized loss	(0.25)		(0.11)
Total from investment operations	(0.31)		(0.16)
Net asset value, end of period	$9.53		$9.84
Total return	(3.15%)		(1.60%)
Ratios to average net assets(b)
Total gross expenses	2.33	%(c)	2.33	%(c)
Total net expenses(d)	1.61	%(c)	1.73	%(c)
Net investment loss	(1.25	%)(c)	(1.59	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$10		$10
Portfolio turnover	6%		28%

Notes to Consolidated Financial Highlights

(a)  Based on operations from January 28, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015
19

COLUMBIA ADAPTIVE ALTERNATIVES FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Class R4	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015(a)
Per share data
Net asset value, beginning of period	$9.86		$10.00
Income from investment operations:
Net investment loss	(0.04)		(0.04)
Net realized and unrealized loss	(0.25)		(0.10)
Total from investment operations	(0.29)		(0.14)
Net asset value, end of period	$9.57		$9.86
Total return	(2.94%)		(1.40%)
Ratios to average net assets(b)
Total gross expenses	1.83	%(c)	1.80	%(c)
Total net expenses(d)	1.11	%(c)	1.23	%(c)
Net investment loss	(0.75	%)(c)	(1.09	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$10		$10
Portfolio turnover	6%		28%

Notes to Consolidated Financial Highlights

(a)  Based on operations from January 28, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015
20

COLUMBIA ADAPTIVE ALTERNATIVES FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Class R5	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015(a)
Per share data
Net asset value, beginning of period	$9.86		$10.00
Income from investment operations:
Net investment loss	(0.03)		(0.03)
Net realized and unrealized loss	(0.25)		(0.11)
Total from investment operations	(0.28)		(0.14)
Net asset value, end of period	$9.58		$9.86
Total return	(2.84%)		(1.40%)
Ratios to average net assets(b)
Total gross expenses	1.64	%(c)	1.63	%(c)
Total net expenses(d)	1.01	%(c)	1.17	%(c)
Net investment loss	(0.65	%)(c)	(1.03	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$10		$10
Portfolio turnover	6%		28%

Notes to Consolidated Financial Highlights

(a)  Based on operations from January 28, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA ADAPTIVE ALTERNATIVES FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Class W	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015(a)
Per share data
Net asset value, beginning of period	$9.84		$10.00
Income from investment operations:
Net investment loss	(0.05)		(0.05)
Net realized and unrealized loss	(0.25)		(0.11)
Total from investment operations	(0.30)		(0.16)
Net asset value, end of period	$9.54		$9.84
Total return	(3.05%)		(1.60%)
Ratios to average net assets(b)
Total gross expenses	2.11	%(c)	2.07	%(c)
Total net expenses(d)	1.36	%(c)	1.48	%(c)
Net investment loss	(1.00	%)(c)	(1.35	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$110,450		$114,125
Portfolio turnover	6%		28%

Notes to Consolidated Financial Highlights

(a)  Based on operations from January 28, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA ADAPTIVE ALTERNATIVES FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Class Y	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015(a)
Per share data
Net asset value, beginning of period	$9.86		$10.00
Income from investment operations:
Net investment loss	(0.03)		(0.03)
Net realized and unrealized loss	(0.25)		(0.11)
Total from investment operations	(0.28)		(0.14)
Net asset value, end of period	$9.58		$9.86
Total return	(2.84%)		(1.40%)
Ratios to average net assets(b)
Total gross expenses	1.59	%(c)	1.58	%(c)
Total net expenses(d)	0.96	%(c)	1.12	%(c)
Net investment loss	(0.63	%)(c)	(0.98	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$10		$10
Portfolio turnover	6%		28%

Notes to Consolidated Financial Highlights

(a)  Based on operations from January 28, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA ADAPTIVE ALTERNATIVES FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Class Z	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015(a)
Per share data
Net asset value, beginning of period	$9.86		$10.00
Income from investment operations:
Net investment loss	(0.03)		(0.04)
Net realized and unrealized loss	(0.26)		(0.10)
Total from investment operations	(0.29)		(0.14)
Net asset value, end of period	$9.57		$9.86
Total return	(2.94%)		(1.40%)
Ratios to average net assets(b)
Total gross expenses	1.88	%(c)	1.83	%(c)
Total net expenses(d)	1.11	%(c)	1.23	%(c)
Net investment loss	(0.61	%)(c)	(1.09	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$288		$34,686
Portfolio turnover	6%		28%

Notes to Consolidated Financial Highlights

(a)  Based on operations from January 28, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015
24

COLUMBIA ADAPTIVE ALTERNATIVES FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

November 30, 2015 (Unaudited)

Note 1. Organization

Columbia Adaptive Alternatives Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund invests significantly in Class I shares of affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates (affiliated underlying funds) as well as third-party advised (unaffiliated) funds, including exchange-traded funds (Underlying Funds).

For information on the Underlying Funds, please refer to the Fund's current prospectus and the prospectuses of the Underlying Funds.

Basis for Consolidation

CAAF Offshore Fund, Ltd. (the Subsidiary) is a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle in order to effect certain investment strategies consistent with the Fund's investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of the Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary.

The Fund owned 100% of the outstanding shares of Columbia Intermediary Alternatives Fund for the period from June 1, 2015 through November 23, 2015. Columbia Intermediary Alternatives Fund liquidated on November 24, 2015. The results of its operations are included in the consolidated financial statements (financial statements) through date of liquidation.

The financial statements include the accounts of the consolidated Fund, the respective Subsidiary and Columbia Intermediary Alternatives Fund (through the date of liquidation). Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund, the Subsidiary and Columbia Intermediary Alternatives Fund (through the date of liquidation). All intercompany transactions and balances have been eliminated in the consolidation process.

At November 30, 2015, the Subsidiary and Columbia Intermediary Alternatives Fund (through the date of liquidation) financial statement information is as follows:

	CAAF Offshore Fund, Ltd.	Columbia Intermediary Alternatives Fund
% of consolidated fund net assets	16.42%	—%
Net assets	$25,016,683	$—
Net investment income (loss)	(139,967)	(28,968)
Net realized gain (loss)	(1,899,616)	143,902
Net change in unrealized appreciation (depreciation)	882,783	26,462

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class I, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans

Semiannual Report 2015
25

COLUMBIA ADAPTIVE ALTERNATIVES FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Investments in the Underlying Funds are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the NYSE on the valuation date.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees (the Board). If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Consolidated Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

Semiannual Report 2015
26

COLUMBIA ADAPTIVE ALTERNATIVES FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Consolidated Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or

Semiannual Report 2015
27

COLUMBIA ADAPTIVE ALTERNATIVES FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to the securities market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.

Swap Contracts

Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund's counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments and cash deposited is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the counterparty because the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities.

Total Return Swap Contracts

The Fund entered into total return swap contracts to manage long or short exposure to the total return on a reference security index in return for periodic payments based on a fixed or variable interest. These instruments may be used for other purposes in future periods. Total return swap contracts may be used to obtain exposure to an underlying reference security, instrument, or other asset or index or market without owning, taking physical custody of, or short selling any such security, instrument or asset in a market.

Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses).

Semiannual Report 2015
28

COLUMBIA ADAPTIVE ALTERNATIVES FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

Total return swap contracts may be subject to liquidity risk, which exists when a particular swap contract is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swap contracts are subject to the risk associated with the investment in the underlying reference security, instrument or asset. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference security, instrument or asset. This risk may be offset if the Fund holds any of the underlying reference security, instrument or asset. The risk in the case of long total return swap contracts is limited to the current notional amount of the total return swap contract.

Total return swap contracts are also subject to the risk of the counterparty not fulfilling its obligations under the contract (counterparty credit risk). The Fund attempts to mitigate counterparty credit risk by entering into total return swap contracts only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at November 30, 2015:

Asset Derivatives
Risk Exposure Category	Consolidated Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	58,782	*
Credit risk	Premiums paid on outstanding swap contracts	20,910
Equity risk	Net assets — unrealized appreciation on futures contracts	77,728	*
Equity risk	Net assets — unrealized appreciation on swap contracts	647,014	*
Foreign exchange risk	Net assets — unrealized appreciation on swap contracts	158,384	*
Interest rate risk	Net assets — unrealized appreciation on swap contracts	47,189	*
Commodity-related investment risk	Net assets — unrealized appreciation on swap contracts	240,317
Total		1,250,324
Liability Derivatives
Risk Exposure Category	Consolidated Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	20,231	*
Equity risk	Net assets — unrealized depreciation on swap contracts	84,609	*
Foreign exchange risk	Net assets — unrealized depreciation on swap contracts	97,038	*
Interest rate risk	Net assets — unrealized depreciation on swap contracts	27,934	*
Total		229,812

*Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.

Semiannual Report 2015
29

COLUMBIA ADAPTIVE ALTERNATIVES FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the six months ended November 30, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Commodity-related investment risk	—	(105,524)	(105,524)
Credit risk	—	(236,785)	(236,785)
Equity risk	(1,126,051)	(994,997)	(2,121,048)
Foreign exchange risk	—	(731,953)	(731,953)
Interest rate risk	—	(40,906)	(40,906)
Total	(1,126,051)	(2,110,165)	(3,236,216)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Commodity-related investment risk	—	240,317	240,317
Credit risk	—	58,782	58,782
Equity risk	174,110	671,718	845,828
Foreign exchange risk	—	61,346	61,346
Interest rate risk	—	19,255	19,255
Total	174,110	1,051,418	1,225,528

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended November 30, 2015:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	3,418,051
Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Total return swap contracts	698,585	(1,874,692)

*Based on the ending quarterly outstanding amounts for the six months ended November 30, 2015.

Offsetting of Assets and Liabilities

The following table presents the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of November 30, 2015:

	Barclays ($)	Deutsche Bank ($)	Goldman Sachs International ($)(a)	Goldman Sachs International ($)(a)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	Total ($)
Assets
OTC total return swap contracts(b)	95,442	81,691	130,440	676,694	25,864	141,555	1,151,686
Liabilities
OTC total return swap contracts(b)	—	148,795	60,786	—	—	—	209,581
Total Financial and Derivative Net Assets	95,442	(67,104)	69,654	676,694	25,864	141,555	942,105
Total collateral received (pledged)(c)	—	—	—	350,000	—	74,000	424,000
Net Amount(d)	95,442	(67,104)	69,654	326,694	25,864	67,555	518,105

(a) Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.

(b) Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.

(c) In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(d) Represents the net amount due from/ (to) counterparties in the event of default.

Semiannual Report 2015
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COLUMBIA ADAPTIVE ALTERNATIVES FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Corporate actions and dividend income are recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal

Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

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COLUMBIA ADAPTIVE ALTERNATIVES FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective October 1, 2015, the Fund entered into a Management Agreement with the Investment Manager, a wholly-owned subsidiary of Ameriprise Financial. Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that decline from 1.33% to 1.30% as the Fund's net assets increase, including assets invested in affiliated pooled investment vehicles (including mutual funds and exchange-traded funds); however, with respect to the Fund's assets invested the affiliated underlying funds, the Investment Manager will waive the amount equal to the net management fees (investment management and administrative service fees, less reimbursements/waivers) of the affiliated underlying funds. The annualized effective management services fee rate for the six months ended November 30, 2015 was 1.33% of the Fund's average daily net assets.

The Investment Manager has contractually agreed to waive 0.10% of the management fee through March 4, 2017.

The annualized effective management fee rate net of fee waivers for the six months ended November 30, 2015 was 1.21% of the Fund's average daily net assets.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds (also referred to as "acquired funds") in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Prior to October 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from June 1, 2015 through September 30, 2015, the investment advisory services fee paid to the Investment Manager, net of any fee waivers, was $674,446, and the administrative services fee paid to the Investment Manager was $48,241.

Subadvisory Agreement

The Fund's Board has approved a subadvisory agreement between the Investment Manager and Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial. As of November 30, 2015, Threadneedle is not providing services to the Fund pursuant to the subadvisory agreement.

Other Expenses

Other expenses include offering costs which were incurred prior to the shares of the Fund being offered. Offering costs include, among other things, state registration filing fees and printing costs. The Fund amortizes offering costs over a period of 12 months from the commencement of operations.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American

Semiannual Report 2015
32

COLUMBIA ADAPTIVE ALTERNATIVES FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended November 30, 2015, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.25%
Class C	0.25
Class R	0.24
Class R4	0.24
Class R5	0.05
Class W	0.25
Class Z	0.24

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Consolidated Statement of Operations. For the six months ended November 30, 2015, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class C, Class R and Class W shares of the Fund, respectively.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $32,396 for Class A and $144 for Class C shares for the six months ended November 30, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, so that the Fund's net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	March 4, 2015 through September 30, 2016	Prior to March 4, 2015
Class A	2.85%	2.95%
Class C	3.60	3.70
Class I	2.45	2.55
Class R	3.10	3.20
Class R4	2.60	2.70
Class R5	2.50	2.60
Class W	2.85	2.95
Class Y	2.45	2.55
Class Z	2.60	2.70

Semiannual Report 2015
33

COLUMBIA ADAPTIVE ALTERNATIVES FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short by the Fund and Blackstone Alternative Multi-Strategy Fund (an unaffiliated mutual fund indirectly invested in by the Fund for the period from June 1, 2015 through November 23, 2015 and directly invested in by the Fund since November 24, 2015), inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. The annual rates in the table above include the contractual waiver of 0.10% of the management fee through September 30, 2016, as described above.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2015, the cost of investments for federal income tax purposes was approximately $149,002,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$2,703,000
Unrealized depreciation	(1,163,000)
Net unrealized appreciation	$1,540,000

The following capital loss carryforwards, determined as of May 31, 2015, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
No expiration — short-term	964,482
No expiration — long-term	194,619
Total	1,159,101

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $6,833,748 and $31,478,616, respectively, for the six months ended November 30, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Consolidated Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund significantly invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Consolidated

Semiannual Report 2015
34

COLUMBIA ADAPTIVE ALTERNATIVES FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended November 30, 2015.

Note 8. Significant Risks

Shareholder Concentration Risk

At November 30, 2015, affiliated shareholders of record owned 99.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Derivatives Risk

Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 7 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a

Semiannual Report 2015
35

COLUMBIA ADAPTIVE ALTERNATIVES FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
36

COLUMBIA ADAPTIVE ALTERNATIVES FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT

On June 10, 2015, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Investment Management Services Agreement (the Advisory Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Adaptive Alternatives Fund (the Fund), a series of the Trust. The Board and the Independent Trustees also unanimously approved an agreement (the Management Agreement and, together with the Advisory Agreement, the Agreements) combining the Advisory Agreement and the Fund's existing administrative services agreement (the Administrative Services Agreement) in a single agreement. The Board and the Independent Trustees approved the restatement of the Advisory Agreement with the Management Agreement to be effective for the Fund on October 1, 2015. As detailed below, the Board's Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the Management Agreement and the continuation of the Advisory Agreement.

In connection with their deliberations regarding the approval of the Management Agreement and the continuation of the Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 3, 2015, April 29, 2015 and June 9, 2015 and at Board meetings held on March 4, 2015 and June 10, 2015. In addition, the Board considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2015, the Committee recommended that the Board approve the Management Agreement and the continuation of the Advisory Agreement. On June 10, 2015, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement and the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the Management Agreement and the continuation of the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the Management Agreement and the continuation of the Advisory Agreement for the Fund included the following:

•  Information regarding the reputation, financial strength, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel proposed to provide investment management, administrative and other services to the Fund;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer;

•  The terms and conditions of the Agreements;

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement1 and agreements with respect to the provision of distribution and transfer agency services to the Fund;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund through September 30, 2016 so that total operating expenses (excluding certain fees and expenses, such as

1 Like the Advisory Agreement, the Administrative Services Agreement terminated with respect to the Fund once the Management Agreement became effective for the Fund.

Semiannual Report 2015
37

COLUMBIA ADAPTIVE ALTERNATIVES FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

dividend and interest expense associated with securities sold short by the Fund and Blackstone Alternative Multi-Strategy Fund (an unaffiliated mutual fund indirectly invested in by the Fund), transaction costs and certain other investment related expenses, interest, taxes, and extraordinary expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•  The Investment Manager's agreement to waive 0.10% of its management fee through March 4, 2017;

•  Descriptions of various functions performed by the Investment Manager under the Agreements, including portfolio management and portfolio trading practices; and

•  Information regarding the investment management fees and other expenses of the Fund relative to those of comparable funds both as determined by the Investment Manager and as determined by the independent third-party data provider to be in the same peer group or universe of funds.

Nature, Extent and Quality of Services Provided under the Agreements

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Agreements and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board also determined that the nature and level of the services to be provided under the Management Agreement would not decrease relative to the services provided under the Advisory Agreement and the Administrative Services Agreement. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. In evaluating the nature, extent and quality of services provided under the Agreements, the Committee and the Board considered that these services were provided to the Fund, rather than directly to Fund shareholders. The Committee and the Board accordingly affirmed, after considering various other matters, including the potential benefits to the Fund and its shareholders of the Independent Trustees' important role as pre-suit gatekeepers with respect to claims that they may determine are meritless or contrary to the Fund's best interests, that it was not the intention of the Board or the Investment Manager that there be any third-party beneficiaries of the Agreements.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board also considered that the proposed management fee would not exceed the sum of the fee rates payable under the Advisory

Semiannual Report 2015
38

COLUMBIA ADAPTIVE ALTERNATIVES FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

Agreement and the Administrative Services Agreement. The Committee and the Board considered data provided by the independent fee consultant. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services provided to comparable unaffiliated funds. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory/management fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the approval of the Management Agreement and the continuation of the Advisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board considered information provided by the Investment Manager with respect to costs of services and profitability.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2014 to profitability levels realized in 2013. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the expense ratio of the Fund, and the implementation of expense limitations with respect to the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

Investment Performance

Because the Fund had less than one year of performance history, the Committee and the Board considered the one-month and since-inception returns of the Fund. However, the Committee and the Board expected to consider, in connection with their next review and consideration of the continuation of the Agreements, the investment performance of the Fund in relation to the annualized return for various time periods of both a group of comparable funds, as determined by the independent third-party data provider, and a benchmark.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Investment Manager supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

Semiannual Report 2015
39

COLUMBIA ADAPTIVE ALTERNATIVES FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory and management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the Management Agreement and the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement and the continuation of the Advisory Agreement.

Semiannual Report 2015
40

COLUMBIA ADAPTIVE ALTERNATIVES FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.

Semiannual Report 2015
41

Columbia Adaptive Alternatives Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR259_05_F01_(01/16)

SEMIANNUAL REPORT

November 30, 2015

COLUMBIA DIVIDEND INCOME FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $471 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of September 30, 2015. Source: Ameriprise Q3 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of September 30, 2015 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of September 2015 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Investment strategies to help meet investor needs

We are committed to helping investors navigate financial challenges to reach their desired outcomes. The possibilities are endless.

Your success is our priority.

Retire comfortably

Fund college or higher education

Leave a legacy

Generate an appropriate stream of income in retirement

Traditional approaches to income may no longer be adequate — and they may no longer provide the diversification benefits they once did. Investors need to rethink how they generate retirement income.

Worried about running out of income? You are not alone.

Navigate a changing interest rate environment

Even in today's challenging interest rate environment, it's still possible to navigate markets and achieve your goals.

Make investment choices designed specifically for this market environment.

Maximize after-tax returns

In an environment where what you keep is more important than what you earn, municipal bonds can help mitigate higher taxes while providing attractive yields compared to other investment options.

You've worked too hard building your wealth to lose it to taxes.

Grow assets to achieve financial goals

Finding growth opportunities in today's complex market environment requires strong research capabilities, creative thinking and a disciplined approach.

Do your investments deliver the portfolio growth you need?

Ease the impact of volatile markets

With increasing concerns about market volatility, investors should consider diversifying their portfolios with non-traditional holdings.

Interested in turning volatility into opportunity?

To find out more, contact your financial professional, call 800.426.3750 or visit columbiathreadneedle.com/us

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA DIVIDEND INCOME FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	16
Notes to Financial Statements	27
Board Consideration and Approval of Advisory Agreement	34
Important Information About This Report	39

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA DIVIDEND INCOME FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■    Columbia Dividend Income Fund (the Fund) Class A shares returned 0.24% excluding sales charges for the six-month period that ended November 30, 2015.

■  The Fund outperformed its benchmark, the Russell 1000 Index, which returned -0.85% for the same time period.

Average Annual Total Returns (%) (for period ended November 30, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	11/25/02
Excluding sales charges		0.24	1.26	12.99	7.89
Including sales charges		-5.51	-4.55	11.67	7.25
Class B	11/25/02
Excluding sales charges		-0.15	0.45	12.14	7.08
Including sales charges		-5.10	-4.18	11.89	7.08
Class C	11/25/02
Excluding sales charges		-0.15	0.45	12.15	7.08
Including sales charges		-1.14	-0.48	12.15	7.08
Class I*	09/27/10	0.47	1.72	13.46	8.26
Class R*	03/28/08	0.11	1.00	12.71	7.63
Class R4*	11/08/12	0.36	1.50	13.27	8.16
Class R5*	11/08/12	0.43	1.60	13.36	8.21
Class T	03/04/98
Excluding sales charges		0.23	1.24	12.94	7.84
Including sales charges		-5.51	-4.57	11.62	7.21
Class W*	09/27/10	0.24	1.26	12.99	7.92
Class Y*	11/08/12	0.46	1.70	13.40	8.22
Class Z	03/04/98	0.37	1.52	13.28	8.16
Russell 1000 Index		-0.85	2.53	14.32	7.61

Returns for Class A and Class T are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class Z shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 Index represents approximately 92% of the U.S. market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
2

COLUMBIA DIVIDEND INCOME FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at November 30, 2015)
Microsoft Corp.	4.4
Exxon Mobil Corp.	3.2
Johnson & Johnson	3.2
JPMorgan Chase & Co.	3.1
Apple, Inc.	3.0
Wells Fargo & Co.	2.8
Home Depot, Inc. (The)	2.7
Merck & Co., Inc.	2.6
Comcast Corp., Class A	2.4
Pfizer, Inc.	2.3

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at November 30, 2015)
Common Stocks	98.5
Money Market Funds	1.5
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at November 30, 2015)
Consumer Discretionary	9.2
Consumer Staples	12.9
Energy	7.9
Financials	21.0
Health Care	12.4
Industrials	12.6
Information Technology	14.4
Materials	2.6
Telecommunication Services	2.2
Utilities	4.8
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.
Portfolio Management

Scott Davis

Michael Barclay, CFA

Peter Santoro, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2016 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2015
3

COLUMBIA DIVIDEND INCOME FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2015 – November 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,002.40	1,020.07	5.21	5.26	1.03
Class B	1,000.00	1,000.00	998.50	1,016.28	8.99	9.07	1.78
Class C	1,000.00	1,000.00	998.50	1,016.28	8.99	9.07	1.78
Class I	1,000.00	1,000.00	1,004.70	1,022.29	2.99	3.02	0.59
Class R	1,000.00	1,000.00	1,001.10	1,018.80	6.47	6.53	1.28
Class R4	1,000.00	1,000.00	1,003.60	1,021.33	3.95	3.98	0.78
Class R5	1,000.00	1,000.00	1,004.30	1,022.04	3.24	3.27	0.64
Class T	1,000.00	1,000.00	1,002.30	1,020.07	5.21	5.26	1.03
Class W	1,000.00	1,000.00	1,002.40	1,020.07	5.21	5.26	1.03
Class Y	1,000.00	1,000.00	1,004.60	1,022.29	2.99	3.02	0.59
Class Z	1,000.00	1,000.00	1,003.70	1,021.33	3.95	3.98	0.78

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2015
4

COLUMBIA DIVIDEND INCOME FUND

PORTFOLIO OF INVESTMENTS

November 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.9%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 9.1%
Distributors 0.6%
Genuine Parts Co.	562,840	51,010,189
Hotels, Restaurants & Leisure 0.9%
McDonald's Corp.	682,550	77,919,908
Media 3.5%
Comcast Corp., Class A	3,300,000	200,838,000
Time Warner, Inc.	1,388,900	97,195,222
Total		298,033,222
Specialty Retail 3.3%
Home Depot, Inc. (The)	1,691,400	226,444,632
TJX Companies, Inc. (The)	726,250	51,273,250
Total		277,717,882
Textiles, Apparel & Luxury Goods 0.8%
VF Corp.	987,400	63,884,780
Total Consumer Discretionary		768,565,981
CONSUMER STAPLES 12.6%
Beverages 2.3%
Coca-Cola Enterprises, Inc.	1,200,000	60,360,000
PepsiCo, Inc.	1,336,000	133,813,760
Total		194,173,760
Food & Staples Retailing 2.4%
CVS Health Corp.	1,821,180	171,354,826
Wal-Mart Stores, Inc.	600,000	35,304,000
Total		206,658,826
Food Products 1.3%
General Mills, Inc.	1,937,340	111,900,758
Household Products 2.3%
Kimberly-Clark Corp.	642,370	76,538,386
Procter & Gamble Co. (The)	1,595,250	119,388,510
Total		195,926,896
Tobacco 4.3%
Altria Group, Inc.	2,879,100	165,836,160
Philip Morris International, Inc.	2,220,600	194,058,234
Total		359,894,394
Total Consumer Staples		1,068,554,634
ENERGY 7.7%
Energy Equipment & Services 1.7%
Schlumberger Ltd.	1,850,920	142,798,478

Common Stocks (continued)

Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 6.0%
Chevron Corp.	967,720	88,372,190
Exxon Mobil Corp.	3,290,114	268,670,709
Occidental Petroleum Corp.	1,083,300	81,886,647
Valero Energy Corp.	1,059,360	76,125,610
Total		515,055,156
Total Energy		657,853,634
FINANCIALS 20.5%
Banks 8.4%
JPMorgan Chase & Co.	3,824,500	255,017,660
PNC Financial Services Group, Inc. (The)	1,299,270	124,093,277
U.S. Bancorp	2,152,710	94,482,442
Wells Fargo & Co.	4,277,000	235,662,700
Total		709,256,079
Capital Markets 3.5%
BlackRock, Inc.	395,000	143,669,400
Northern Trust Corp.	1,311,210	98,262,078
T. Rowe Price Group, Inc.	707,315	53,862,037
Total		295,793,515
Diversified Financial Services 1.1%
CME Group, Inc.	987,224	96,402,423
Insurance 3.9%
ACE Ltd.	1,050,240	120,620,064
Chubb Corp. (The)	707,207	92,311,730
Marsh & McLennan Companies, Inc.	2,175,000	120,277,500
Total		333,209,294
Real Estate Investment Trusts (REITs) 3.6%
AvalonBay Communities, Inc.	257,625	46,833,649
Crown Castle International Corp.	270,000	23,195,700
Duke Realty Corp.	1,205,600	24,533,960
Essex Property Trust, Inc.	145,000	33,464,550
Public Storage	525,000	126,031,500
Simon Property Group, Inc.	299,800	55,834,752
Total		309,894,111
Total Financials		1,744,555,422
HEALTH CARE 12.2%
Biotechnology 2.3%
AbbVie, Inc.	666,920	38,781,398
Amgen, Inc.	262,660	42,314,526

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
5

COLUMBIA DIVIDEND INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Gilead Sciences, Inc.	1,079,100	114,341,436
Total		195,437,360
Health Care Equipment & Supplies 0.5%
Medtronic PLC	554,000	41,738,360
Pharmaceuticals 9.4%
Bristol-Myers Squibb Co.	1,842,180	123,444,482
Johnson & Johnson	2,590,870	262,299,679
Merck & Co., Inc.	4,081,740	216,373,037
Pfizer, Inc.	5,935,010	194,490,278
Total		796,607,476
Total Health Care		1,033,783,196
INDUSTRIALS 12.3%
Aerospace & Defense 6.3%
Boeing Co. (The)	593,360	86,304,212
General Dynamics Corp.	817,760	119,769,130
Honeywell International, Inc.	1,792,500	186,330,375
Lockheed Martin Corp.	645,150	141,391,074
Total		533,794,791
Air Freight & Logistics 1.7%
United Parcel Service, Inc., Class B	1,375,635	141,704,161
Commercial Services & Supplies 0.8%
Waste Management, Inc.	1,347,100	72,433,567
Industrial Conglomerates 2.2%
General Electric Co.	6,190,235	185,335,636
Machinery 1.3%
Dover Corp.	745,100	49,102,090
Parker-Hannifin Corp.	590,000	61,749,400
Total		110,851,490
Total Industrials		1,044,119,645
INFORMATION TECHNOLOGY 14.0%
Communications Equipment 1.6%
Cisco Systems, Inc.	5,042,010	137,394,772
IT Services 1.3%
Automatic Data Processing, Inc.	1,230,500	106,142,930
Semiconductors & Semiconductor Equipment 3.0%
Intel Corp.	2,785,000	96,834,450
KLA-Tencor Corp.	623,310	41,431,416
Microchip Technology, Inc.	506,400	24,448,992

Common Stocks (continued)

Issuer	Shares	Value ($)
Texas Instruments, Inc.	1,615,500	93,892,860
Total		256,607,718
Software 5.2%
Activision Blizzard, Inc.	2,151,620	81,030,009
Microsoft Corp.	6,684,950	363,327,033
Total		444,357,042
Technology Hardware, Storage & Peripherals 2.9%
Apple, Inc.	2,099,230	248,338,909
Total Information Technology		1,192,841,371
MATERIALS 2.6%
Chemicals 2.0%
Eastman Chemical Co.	599,270	43,536,965
LyondellBasell Industries NV, Class A	466,980	44,746,024
Sherwin-Williams Co. (The)	294,000	81,164,580
Total		169,447,569
Containers & Packaging 0.6%
Sonoco Products Co.	1,140,000	49,954,800
Total Materials		219,402,369
TELECOMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 2.2%
Verizon Communications, Inc.	4,050,000	184,072,500
Total Telecommunication Services		184,072,500
UTILITIES 4.7%
Electric Utilities 1.8%
American Electric Power Co., Inc.	884,100	49,518,441
Eversource Energy	1,044,300	53,207,085
NextEra Energy, Inc.	519,125	51,839,823
Total		154,565,349
Multi-Utilities 2.9%
CMS Energy Corp.	1,587,500	55,594,250
Dominion Resources, Inc.	704,075	47,433,533
PG&E Corp.	836,900	44,129,737
Sempra Energy	430,050	42,673,861
WEC Energy Group, Inc.	1,034,000	50,996,880
Total		240,828,261
Total Utilities		395,393,610
Total Common Stocks (Cost: $5,808,104,641)		8,309,142,362

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

COLUMBIA DIVIDEND INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Money Market Funds 1.5%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.184%(a)(b)	125,429,478	125,429,478
Total Money Market Funds (Cost: $125,429,478)		125,429,478
Total Investments (Cost: $5,933,534,119)		8,434,571,840
Other Assets & Liabilities, Net		53,929,423
Net Assets		8,488,501,263

Notes to Portfolio of Investments

(a)  The rate shown is the seven-day current annualized yield at November 30, 2015.

(b)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	173,397,626	581,860,381	(629,828,529)	125,429,478	122,667	125,429,478

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

COLUMBIA DIVIDEND INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	768,565,981	—	—	768,565,981
Consumer Staples	1,068,554,634	—	—	1,068,554,634
Energy	657,853,634	—	—	657,853,634
Financials	1,744,555,422	—	—	1,744,555,422
Health Care	1,033,783,196	—	—	1,033,783,196
Industrials	1,044,119,645	—	—	1,044,119,645
Information Technology	1,192,841,371	—	—	1,192,841,371
Materials	219,402,369	—	—	219,402,369
Telecommunication Services	184,072,500	—	—	184,072,500
Utilities	395,393,610	—	—	395,393,610
Total Common Stocks	8,309,142,362	—	—	8,309,142,362
Money Market Funds	—	125,429,478	—	125,429,478
Total Investments	8,309,142,362	125,429,478	—	8,434,571,840

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

COLUMBIA DIVIDEND INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	173,397,626	173,397,626	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
9

COLUMBIA DIVIDEND INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $5,808,104,641)	$8,309,142,362
Affiliated issuers (identified cost $125,429,478)	125,429,478
Total investments (identified cost $5,933,534,119)	8,434,571,840
Receivable for:
Investments sold	63,658,903
Capital shares sold	3,306,986
Dividends	22,832,538
Foreign tax reclaims	587,760
Prepaid expenses	60,825
Trustees' deferred compensation plan	209,316
Other assets	1,020
Total assets	8,525,229,188
Liabilities
Payable for:
Investments purchased	22,611,831
Capital shares purchased	11,659,793
Investment management fees	398,524
Distribution and/or service fees	105,709
Transfer agent fees	1,564,796
Compensation of board members	6,334
Chief compliance officer expenses	801
Other expenses	170,821
Trustees' deferred compensation plan	209,316
Total liabilities	36,727,925
Net assets applicable to outstanding capital stock	$8,488,501,263
Represented by
Paid-in capital	$5,488,665,299
Undistributed net investment income	54,901,240
Accumulated net realized gain	443,897,003
Unrealized appreciation (depreciation) on:
Investments	2,501,037,721
Total — representing net assets applicable to outstanding capital stock	$8,488,501,263

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

COLUMBIA DIVIDEND INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

November 30, 2015 (Unaudited)

Class A
Net assets	$2,258,266,691
Shares outstanding	119,566,862
Net asset value per share	$18.89
Maximum offering price per share(a)	$20.04
Class B
Net assets	$6,360,848
Shares outstanding	346,195
Net asset value per share	$18.37
Class C
Net assets	$649,167,295
Shares outstanding	35,352,002
Net asset value per share	$18.36
Class I
Net assets	$163,028,613
Shares outstanding	8,612,565
Net asset value per share	$18.93
Class R
Net assets	$83,442,813
Shares outstanding	4,417,145
Net asset value per share	$18.89
Class R4
Net assets	$183,711,177
Shares outstanding	9,587,475
Net asset value per share	$19.16
Class R5
Net assets	$367,377,256
Shares outstanding	19,179,473
Net asset value per share	$19.15
Class T
Net assets	$75,267,613
Shares outstanding	3,983,674
Net asset value per share	$18.89
Maximum offering price per share(a)	$20.04
Class W
Net assets	$111,583
Shares outstanding	5,911
Net asset value per share	$18.88
Class Y
Net assets	$189,850,726
Shares outstanding	9,903,097
Net asset value per share	$19.17
Class Z
Net assets	$4,511,916,648
Shares outstanding	238,653,851
Net asset value per share	$18.91

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
11

COLUMBIA DIVIDEND INCOME FUND

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$116,168,986
Dividends — affiliated issuers	122,667
Foreign taxes withheld	(205,997)
Total income	116,085,656
Expenses:
Investment management fees	24,568,110
Distribution and/or service fees
Class A	2,924,505
Class B	35,843
Class C	3,245,311
Class R	211,829
Class T	96,400
Class W	181
Transfer agent fees
Class A	2,237,150
Class B	6,861
Class C	620,435
Class R	80,991
Class R4	166,339
Class R5	88,235
Class T	73,727
Class W	139
Class Z	4,377,751
Compensation of board members	88,333
Custodian fees	26,666
Printing and postage fees	191,699
Registration fees	126,505
Audit fees	12,206
Legal fees	165,566
Chief compliance officer expenses	2,175
Other	134,758
Total expenses	39,481,715
Expense reductions	(3,749)
Total net expenses	39,477,966
Net investment income	76,607,690
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	83,613,096
Net realized gain	83,613,096
Net change in unrealized appreciation (depreciation) on:
Investments	(147,035,670)
Net change in unrealized depreciation	(147,035,670)
Net realized and unrealized loss	(63,422,574)
Net increase in net assets resulting from operations	$13,185,116

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
12

COLUMBIA DIVIDEND INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
Operations
Net investment income	$76,607,690	$239,828,277
Net realized gain	83,613,096	651,310,209
Net change in unrealized depreciation	(147,035,670)	(90,555,502)
Net increase in net assets resulting from operations	13,185,116	800,582,984
Distributions to shareholders
Net investment income
Class A	(27,316,628)	(52,103,253)
Class B	(58,722)	(146,007)
Class C	(5,201,353)	(8,413,803)
Class I	(2,981,158)	(5,374,544)
Class R	(875,551)	(1,578,399)
Class R4	(2,134,021)	(3,402,520)
Class R5	(4,586,387)	(5,457,400)
Class T	(892,564)	(1,686,034)
Class W	(1,735)	(3,667)
Class Y	(2,427,183)	(2,567,649)
Class Z	(58,995,010)	(113,681,632)
Net realized gains
Class A	—	(154,661,995)
Class B	—	(666,882)
Class C	—	(39,573,416)
Class I	—	(14,365,670)
Class R	—	(5,290,557)
Class R4	—	(9,059,406)
Class R5	—	(14,959,685)
Class T	—	(5,112,385)
Class W	—	(10,578)
Class Y	—	(6,207,198)
Class Z	—	(304,390,865)
Total distributions to shareholders	(105,470,312)	(748,713,545)
Increase (decrease) in net assets from capital stock activity	(481,681,416)	11,393,180
Total increase (decrease) in net assets	(573,966,612)	63,262,619
Net assets at beginning of period	9,062,467,875	8,999,205,256
Net assets at end of period	$8,488,501,263	$9,062,467,875
Undistributed net investment income	$54,901,240	$83,763,862

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
13

COLUMBIA DIVIDEND INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	7,068,489	130,574,532	26,269,621	505,942,202
Distributions reinvested	1,381,138	25,155,686	10,331,773	190,253,019
Redemptions	(20,753,566)	(383,513,120)	(39,187,240)	(752,695,905)
Net decrease	(12,303,939)	(227,782,902)	(2,585,846)	(56,500,684)
Class B shares
Subscriptions	4,088	72,940	21,032	387,751
Distributions reinvested	2,693	47,850	36,713	657,089
Redemptions(a)	(114,634)	(2,074,171)	(299,285)	(5,597,532)
Net decrease	(107,853)	(1,953,381)	(241,540)	(4,552,692)
Class C shares
Subscriptions	1,739,581	31,178,520	6,002,211	111,952,235
Distributions reinvested	237,442	4,204,099	2,170,132	38,808,347
Redemptions	(2,615,222)	(46,906,723)	(4,643,608)	(86,713,441)
Net increase (decrease)	(638,199)	(11,524,104)	3,528,735	64,047,141
Class I shares
Subscriptions	3,077,741	55,215,197	5,594,689	106,474,361
Distributions reinvested	163,135	2,981,123	1,070,164	19,739,985
Redemptions	(7,125,641)	(132,392,674)	(6,427,941)	(125,559,466)
Net increase (decrease)	(3,884,765)	(74,196,354)	236,912	654,880
Class R shares
Subscriptions	602,059	11,185,239	1,140,625	21,963,890
Distributions reinvested	42,970	782,611	330,558	6,085,152
Redemptions	(823,779)	(15,196,898)	(1,471,139)	(28,422,039)
Net increase (decrease)	(178,750)	(3,229,048)	44	(372,997)
Class R4 shares
Subscriptions	2,393,947	44,983,334	5,530,539	107,109,793
Distributions reinvested	98,099	1,805,584	613,952	11,465,118
Redemptions	(2,175,112)	(41,199,320)	(3,272,567)	(63,374,156)
Net increase	316,934	5,589,598	2,871,924	55,200,755
Class R5 shares
Subscriptions	4,989,231	94,317,791	10,412,190	200,727,748
Distributions reinvested	242,924	4,466,590	1,070,135	19,961,094
Redemptions	(2,244,354)	(41,916,787)	(3,417,656)	(65,975,002)
Net increase	2,987,801	56,867,594	8,064,669	154,713,840

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
14

COLUMBIA DIVIDEND INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class T shares
Subscriptions	12,981	237,729	66,333	1,232,587
Distributions reinvested	39,611	721,054	301,380	5,551,683
Redemptions	(326,524)	(6,096,193)	(606,677)	(11,668,345)
Net decrease	(273,932)	(5,137,410)	(238,964)	(4,884,075)
Class W shares
Distributions reinvested	94	1,706	762	14,026
Redemptions	(2,785)	(51,677)	(2,314)	(44,286)
Net decrease	(2,691)	(49,971)	(1,552)	(30,260)
Class Y shares
Subscriptions	1,982,752	37,210,372	7,596,631	146,686,169
Distributions reinvested	129,320	2,382,417	469,395	8,774,622
Redemptions	(1,066,462)	(19,867,525)	(3,290,753)	(63,347,250)
Net increase	1,045,610	19,725,264	4,775,273	92,113,541
Class Z shares
Subscriptions	11,970,213	220,873,378	38,193,664	733,215,171
Distributions reinvested	1,648,533	30,029,112	11,487,818	211,842,271
Redemptions	(26,493,851)	(490,893,192)	(64,156,290)	(1,234,053,711)
Net decrease	(12,875,105)	(239,990,702)	(14,474,808)	(288,996,269)
Total net increase (decrease)	(25,914,889)	(481,681,416)	1,934,847	11,393,180

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
15

COLUMBIA DIVIDEND INCOME FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended November 30, 2015		Year Ended May 31,								Year Ended September 30,
Class A	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$19.07		$19.02		$17.05		$13.96		$12.16		$12.12		$11.18
Income from investment operations:
Net investment income	0.16		0.48		0.35		0.34		0.25		0.29		0.28
Net realized and unrealized gain (loss)	(0.12)		1.17		2.20		3.09		1.73		0.03	(b)	0.94
Total from investment operations	0.04		1.65		2.55		3.43		1.98		0.32		1.22
Less distributions to shareholders:
Net investment income	(0.22)		(0.40)		(0.34)		(0.34)		(0.18)		(0.28)		(0.28)
Net realized gains	—		(1.20)		(0.24)		—		—		—		—
Total distributions to shareholders	(0.22)		(1.60)		(0.58)		(0.34)		(0.18)		(0.28)		(0.28)
Net asset value, end of period	$18.89		$19.07		$19.02		$17.05		$13.96		$12.16		$12.12
Total return	0.24%		9.08%		15.25%		24.91%		16.26%		2.56%		11.02%
Ratios to average net assets(c)
Total gross expenses	1.03	%(d)	1.02%		1.02%		1.04%		1.06	%(d)	1.09%		1.07%
Total net expenses(e)	1.03	%(d)(f)	1.02	%(f)	1.02	%(f)	1.03	%(f)	1.00	%(d)	1.03	%(f)	1.05	%(f)
Net investment income	1.66	%(d)	2.52%		1.96%		2.20%		2.71	%(d)	2.23%		2.41%
Supplemental data
Net assets, end of period (in thousands)	$2,258,267		$2,514,422		$2,556,782		$2,518,406		$1,729,495		$1,103,389		$728,219
Portfolio turnover	13%		27%		19%		24%		23%		20%		17%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
16

COLUMBIA DIVIDEND INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,								Year Ended September 30,
Class B	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$18.55		$18.54		$16.64		$13.63		$11.89		$11.86		$10.94
Income from investment operations:
Net investment income	0.08		0.30		0.21		0.22		0.18		0.19		0.19
Net realized and unrealized gain (loss)	(0.11)		1.16		2.14		3.02		1.69		0.03	(b)	0.93
Total from investment operations	(0.03)		1.46		2.35		3.24		1.87		0.22		1.12
Less distributions to shareholders:
Net investment income	(0.15)		(0.25)		(0.21)		(0.23)		(0.13)		(0.19)		(0.20)
Net realized gains	—		(1.20)		(0.24)		—		—		—		—
Total distributions to shareholders	(0.15)		(1.45)		(0.45)		(0.23)		(0.13)		(0.19)		(0.20)
Net asset value, end of period	$18.37		$18.55		$18.54		$16.64		$13.63		$11.89		$11.86
Total return	(0.15%)		8.26%		14.33%		23.99%		15.69%		1.74%		10.24%
Ratios to average net assets(c)
Total gross expenses	1.78	%(d)	1.77%		1.77%		1.79%		1.81	%(d)	1.85%		1.82%
Total net expenses(e)	1.78	%(d)(f)	1.77	%(f)	1.77	%(f)	1.77	%(f)	1.75	%(d)	1.79	%(f)	1.80	%(f)
Net investment income	0.91	%(d)	1.60%		1.22%		1.47%		1.96	%(d)	1.48%		1.67%
Supplemental data
Net assets, end of period (in thousands)	$6,361		$8,423		$12,896		$15,034		$15,095		$15,659		$21,126
Portfolio turnover	13%		27%		19%		24%		23%		20%		17%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
17

COLUMBIA DIVIDEND INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,								Year Ended September 30,
Class C	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$18.54		$18.53		$16.63		$13.62		$11.88		$11.85		$10.93
Income from investment operations:
Net investment income	0.08		0.34		0.21		0.22		0.18		0.19		0.19
Net realized and unrealized gain (loss)	(0.11)		1.12		2.13		3.02		1.69		0.03	(b)	0.93
Total from investment operations	(0.03)		1.46		2.34		3.24		1.87		0.22		1.12
Less distributions to shareholders:
Net investment income	(0.15)		(0.25)		(0.20)		(0.23)		(0.13)		(0.19)		(0.20)
Net realized gains	—		(1.20)		(0.24)		—		—		—		—
Total distributions to shareholders	(0.15)		(1.45)		(0.44)		(0.23)		(0.13)		(0.19)		(0.20)
Net asset value, end of period	$18.36		$18.54		$18.53		$16.63		$13.62		$11.88		$11.85
Total return	(0.15%)		8.26%		14.33%		24.00%		15.71%		1.74%		10.25%
Ratios to average net assets(c)
Total gross expenses	1.78	%(d)	1.77%		1.77%		1.79%		1.81	%(d)	1.84%		1.82%
Total net expenses(e)	1.78	%(d)(f)	1.77	%(f)	1.77	%(f)	1.78	%(f)	1.75	%(d)	1.78	%(f)	1.80	%(f)
Net investment income	0.91	%(d)	1.83%		1.24%		1.45%		1.96	%(d)	1.49%		1.66%
Supplemental data
Net assets, end of period (in thousands)	$649,167		$667,300		$601,468		$459,966		$279,093		$181,875		$94,091
Portfolio turnover	13%		27%		19%		24%		23%		20%		17%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
18

COLUMBIA DIVIDEND INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,					Year Ended September 30,
Class I	(Unaudited)		2015	2014	2013	2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$19.11		$19.06	$17.09	$13.99	$12.18		$12.13		$12.14
Income from investment operations:
Net investment income	0.20		0.58	0.42	0.41	0.28		0.35		0.01
Net realized and unrealized gain (loss)	(0.12)		1.15	2.20	3.09	1.73		0.03	(c)	(0.02)
Total from investment operations	0.08		1.73	2.62	3.50	2.01		0.38		(0.01)
Less distributions to shareholders:
Net investment income	(0.26)		(0.48)	(0.41)	(0.40)	(0.20)		(0.33)		—
Net realized gains	—		(1.20)	(0.24)	—	—		—		—
Total distributions to shareholders	(0.26)		(1.68)	(0.65)	(0.40)	(0.20)		(0.33)		—
Net asset value, end of period	$18.93		$19.11	$19.06	$17.09	$13.99		$12.18		$12.13
Total return	0.47%		9.54%	15.72%	25.42%	16.53%		3.02%		(0.08%)
Ratios to average net assets(d)
Total gross expenses	0.59	%(e)	0.58%	0.58%	0.60%	0.63	%(e)	0.67%		0.71	%(e)
Total net expenses(f)	0.59	%(e)	0.58%	0.58%	0.60%	0.63	%(e)	0.67	%(g)	0.71	%(e)(g)
Net investment income	2.09	%(e)	3.04%	2.35%	2.64%	3.08	%(e)	2.62%		8.17	%(e)
Supplemental data
Net assets, end of period (in thousands)	$163,029		$238,825	$233,626	$320,524	$271,694		$249,778		$2
Portfolio turnover	13%		27%	19%	24%	23%		20%		17%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
19

COLUMBIA DIVIDEND INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,								Year Ended September 30,
Class R	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$19.07		$19.02		$17.05		$13.96		$12.17		$12.13		$11.18
Income from investment operations:
Net investment income	0.13		0.44		0.31		0.30		0.23		0.26		0.27
Net realized and unrealized gain (loss)	(0.12)		1.16		2.19		3.09		1.72		0.03	(b)	0.93
Total from investment operations	0.01		1.60		2.50		3.39		1.95		0.29		1.20
Less distributions to shareholders:
Net investment income	(0.19)		(0.35)		(0.29)		(0.30)		(0.16)		(0.25)		(0.25)
Net realized gains	—		(1.20)		(0.24)		—		—		—		—
Total distributions to shareholders	(0.19)		(1.55)		(0.53)		(0.30)		(0.16)		(0.25)		(0.25)
Net asset value, end of period	$18.89		$19.07		$19.02		$17.05		$13.96		$12.17		$12.13
Total return	0.11%		8.80%		14.96%		24.60%		16.03%		2.30%		10.84%
Ratios to average net assets(c)
Total gross expenses	1.28	%(d)	1.27%		1.27%		1.29%		1.31	%(d)	1.34%		1.32%
Total net expenses(e)	1.28	%(d)(f)	1.27	%(f)	1.27	%(f)	1.28	%(f)	1.25	%(d)	1.28	%(f)	1.30	%(f)
Net investment income	1.41	%(d)	2.28%		1.73%		1.95%		2.46	%(d)	1.98%		2.27%
Supplemental data
Net assets, end of period (in thousands)	$83,443		$87,646		$87,406		$72,979		$32,183		$13,101		$8,577
Portfolio turnover	13%		27%		19%		24%		23%		20%		17%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
20

COLUMBIA DIVIDEND INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$19.34		$19.27		$17.27		$14.65
Income from investment operations:
Net investment income	0.18		0.57		0.42		0.20
Net realized and unrealized gain (loss)	(0.12)		1.14		2.20		2.60
Total from investment operations	0.06		1.71		2.62		2.80
Less distributions to shareholders:
Net investment income	(0.24)		(0.44)		(0.38)		(0.18)
Net realized gains	—		(1.20)		(0.24)		—
Total distributions to shareholders	(0.24)		(1.64)		(0.62)		(0.18)
Net asset value, end of period	$19.16		$19.34		$19.27		$17.27
Total return	0.36%		9.33%		15.51%		19.22%
Ratios to average net assets(b)
Total gross expenses	0.78	%(c)	0.77%		0.77%		0.82	%(c)
Total net expenses(d)	0.78	%(c)(e)	0.77	%(e)	0.77	%(e)	0.82	%(c)
Net investment income	1.93	%(c)	2.93%		2.29%		2.17	%(c)
Supplemental data
Net assets, end of period (in thousands)	$183,711		$179,306		$123,274		$37,359
Portfolio turnover	13%		27%		19%		24%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
21

COLUMBIA DIVIDEND INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class R5	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$19.33		$19.26	$17.26	$14.65
Income from investment operations:
Net investment income	0.20		0.62	0.43	0.22
Net realized and unrealized gain (loss)	(0.13)		1.12	2.21	2.58
Total from investment operations	0.07		1.74	2.64	2.80
Less distributions to shareholders:
Net investment income	(0.25)		(0.47)	(0.40)	(0.19)
Net realized gains	—		(1.20)	(0.24)	—
Total distributions to shareholders	(0.25)		(1.67)	(0.64)	(0.19)
Net asset value, end of period	$19.15		$19.33	$19.26	$17.26
Total return	0.43%		9.48%	15.68%	19.27%
Ratios to average net assets(b)
Total gross expenses	0.64	%(c)	0.63%	0.64%	0.65	%(c)
Total net expenses(d)	0.64	%(c)	0.63%	0.64%	0.65	%(c)
Net investment income	2.06	%(c)	3.19%	2.41%	2.41	%(c)
Supplemental data
Net assets, end of period (in thousands)	$367,377		$313,051	$156,525	$64,986
Portfolio turnover	13%		27%	19%	24%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
22

COLUMBIA DIVIDEND INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,								Year Ended September 30,
Class T	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$19.07		$19.02		$17.05		$13.96		$12.17		$12.13		$11.18
Income from investment operations:
Net investment income	0.16		0.48		0.34		0.33		0.24		0.29		0.28
Net realized and unrealized gain (loss)	(0.12)		1.16		2.20		3.09		1.72		0.03	(b)	0.95
Total from investment operations	0.04		1.64		2.54		3.42		1.96		0.32		1.23
Less distributions to shareholders:
Net investment income	(0.22)		(0.39)		(0.33)		(0.33)		(0.17)		(0.28)		(0.28)
Net realized gains	—		(1.20)		(0.24)		—		—		—		—
Total distributions to shareholders	(0.22)		(1.59)		(0.57)		(0.33)		(0.17)		(0.28)		(0.28)
Net asset value, end of period	$18.89		$19.07		$19.02		$17.05		$13.96		$12.17		$12.13
Total return	0.23%		9.03%		15.19%		24.85%		16.14%		2.51%		11.06%
Ratios to average net assets(c)
Total gross expenses	1.03	%(d)	1.04%		1.07%		1.09%		1.11	%(d)	1.15%		1.12%
Total net expenses(e)	1.03	%(d)(f)	1.04	%(f)	1.07	%(f)	1.08	%(f)	1.05	%(d)	1.09	%(f)	1.10	%(f)
Net investment income	1.66	%(d)	2.49%		1.92%		2.16%		2.65	%(d)	2.18%		2.36%
Supplemental data
Net assets, end of period (in thousands)	$75,268		$81,206		$85,511		$84,342		$77,344		$72,421		$80,405
Portfolio turnover	13%		27%		19%		24%		23%		20%		17%

Notes to Financial Highlights

(a)  For the period from October 1 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
23

COLUMBIA DIVIDEND INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,								Year Ended September 30,
Class W	(Unaudited)		2015		2014		2013		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$19.06		$19.01		$17.05		$13.96		$12.16		$12.12		$12.13
Income from investment operations:
Net investment income	0.15		0.47		0.31		0.33		0.25		0.30		0.01
Net realized and unrealized gain (loss)	(0.11)		1.18		2.23		3.10		1.73		0.02	(c)	(0.02)
Total from investment operations	0.04		1.65		2.54		3.43		1.98		0.32		(0.01)
Less distributions to shareholders:
Net investment income	(0.22)		(0.40)		(0.34)		(0.34)		(0.18)		(0.28)		—
Net realized gains	—		(1.20)		(0.24)		—		—		—		—
Total distributions to shareholders	(0.22)		(1.60)		(0.58)		(0.34)		(0.18)		(0.28)		—
Net asset value, end of period	$18.88		$19.06		$19.01		$17.05		$13.96		$12.16		$12.12
Total return	0.24%		9.09%		15.21%		24.91%		16.27%		2.57%		(0.08%)
Ratios to average net assets(d)
Total gross expenses	1.03	%(e)	1.02%		1.00%		1.04%		1.05	%(e)	1.08%		1.06	%(e)
Total net expenses(f)	1.03	%(e)(g)	1.02	%(g)	1.00	%(g)	1.02	%(g)	1.00	%(e)	1.00	%(g)	1.05	%(e)(g)
Net investment income	1.65	%(e)	2.47%		1.75%		2.20%		2.71	%(e)	2.28%		7.83	%(e)
Supplemental data
Net assets, end of period (in thousands)	$112		$164		$193		$9,373		$47,647		$43,525		$2
Portfolio turnover	13%		27%		19%		24%		23%		20%		17%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
24

COLUMBIA DIVIDEND INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class Y	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$19.35		$19.27	$17.27	$14.66
Income from investment operations:
Net investment income	0.20		0.66	0.47	0.23
Net realized and unrealized gain (loss)	(0.12)		1.10	2.18	2.58
Total from investment operations	0.08		1.76	2.65	2.81
Less distributions to shareholders:
Net investment income	(0.26)		(0.48)	(0.41)	(0.20)
Net realized gains	—		(1.20)	(0.24)	—
Total distributions to shareholders	(0.26)		(1.68)	(0.65)	(0.20)
Net asset value, end of period	$19.17		$19.35	$19.27	$17.27
Total return	0.46%		9.59%	15.72%	19.29%
Ratios to average net assets(b)
Total gross expenses	0.59	%(c)	0.59%	0.59%	0.60	%(c)
Total net expenses(d)	0.59	%(c)	0.59%	0.59%	0.60	%(c)
Net investment income	2.11	%(c)	3.41%	2.58%	2.49	%(c)
Supplemental data
Net assets, end of period (in thousands)	$189,851		$171,392	$78,674	$1,190
Portfolio turnover	13%		27%	19%	24%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
25

COLUMBIA DIVIDEND INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,								Year Ended September 30,
Class Z	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$19.09		$19.03		$17.07		$13.97		$12.17		$12.13		$11.18
Income from investment operations:
Net investment income	0.18		0.53		0.39		0.38		0.27		0.33		0.31
Net realized and unrealized gain (loss)	(0.12)		1.18		2.19		3.10		1.72		0.03	(b)	0.95
Total from investment operations	0.06		1.71		2.58		3.48		1.99		0.36		1.26
Less distributions to shareholders:
Net investment income	(0.24)		(0.45)		(0.38)		(0.38)		(0.19)		(0.32)		(0.31)
Net realized gains	—		(1.20)		(0.24)		—		—		—		—
Total distributions to shareholders	(0.24)		(1.65)		(0.62)		(0.38)		(0.19)		(0.32)		(0.31)
Net asset value, end of period	$18.91		$19.09		$19.03		$17.07		$13.97		$12.17		$12.13
Total return	0.37%		9.40%		15.46%		25.27%		16.39%		2.82%		11.38%
Ratios to average net assets(c)
Total gross expenses	0.78	%(d)	0.77%		0.77%		0.79%		0.80	%(d)	0.84%		0.82%
Total net expenses(e)	0.78	%(d)(f)	0.77	%(f)	0.77	%(f)	0.78	%(f)	0.75	%(d)	0.79	%(f)	0.80	%(f)
Net investment income	1.92	%(d)	2.76%		2.22%		2.46%		2.96	%(d)	2.48%		2.66%
Supplemental data
Net assets, end of period (in thousands)	$4,511,917		$4,800,733		$5,062,852		$4,846,586		$3,396,290		$2,227,757		$1,591,420
Portfolio turnover	13%		27%		19%		24%		23%		20%		17%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
26

COLUMBIA DIVIDEND INCOME FUND

NOTES TO FINANCIAL STATEMENTS

November 30, 2015 (Unaudited)

Note 1. Organization

Columbia Dividend Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class T shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with previous fund reorganizations.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets

Semiannual Report 2015
27

COLUMBIA DIVIDEND INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

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COLUMBIA DIVIDEND INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective October 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The

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COLUMBIA DIVIDEND INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.72% to 0.52% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2015 was 0.57% of the Fund's average daily net assets.

Prior to October 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from June 1, 2015 through September 30, 2015, the investment advisory services fee paid to the Investment Manager was $15,277,338, and the administrative services fee paid to the Investment Manager was $1,293,409.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts

(other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended November 30, 2015, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class R	0.19
Class R4	0.19
Class R5	0.05
Class T	0.19
Class W	0.19
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2015, these minimum account balance fees reduced total expenses of the Fund by $3,749.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes,

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COLUMBIA DIVIDEND INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class A, Class B, Class C, Class R and Class W shares of the Fund, respectively.

Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). In addition, if the Fund declares dividends on a daily basis, the servicing fee for Class T shares will be waived by selling and/or servicing agents to the extent necessary to prevent the net investment income for Class T shares from falling below 0.00% on a daily basis. The annualized effective shareholder services fee rate for the six months ended November 30, 2015 was 0.25% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $534,063 for Class A, $64 for Class B, $21,729 for Class C and $1,117 for Class T shares for the six months ended November 30, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap October 1, 2015 through September 30, 2016	Voluntary Expense Cap Prior to October 1, 2015
Class A	1.13%	1.13%
Class B	1.88	1.88
Class C	1.88	1.88
Class I	0.74	0.75
Class R	1.38	1.38
Class R4	0.88	0.88
Class R5	0.79	0.80
Class T	1.13	1.13
Class W	1.13	1.13
Class Y	0.74	0.75
Class Z	0.88	0.88

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and other expenses the exclusion of which is specifically approved by the Board. Any fees waived

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COLUMBIA DIVIDEND INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2015, the cost of investments for federal income tax purposes was approximately $5,933,534,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$2,514,827,000
Unrealized depreciation	(13,789,000)
Net unrealized appreciation	$2,501,038,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,084,225,342 and $1,550,669,980, respectively, for the six months ended November 30, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended November 30, 2015.

Note 8. Significant Risks

Shareholder Concentration Risk

At November 30, 2015, two unaffiliated shareholders of record owned 45.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 13.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

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COLUMBIA DIVIDEND INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

Financial Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 7 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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COLUMBIA DIVIDEND INCOME FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT

On June 10, 2015, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Investment Management Services Agreement (the Advisory Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Dividend Income Fund (the Fund), a series of the Trust. The Board and the Independent Trustees also unanimously approved an agreement (the Management Agreement and, together with the Advisory Agreement, the Agreements) combining the Advisory Agreement and the Fund's existing administrative services agreement (the Administrative Services Agreement) in a single agreement. The Board and the Independent Trustees approved the restatement of the Advisory Agreement with the Management Agreement to be effective for the Fund on October 1, 2015. As detailed below, the Board's Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the Management Agreement and the continuation of the Advisory Agreement.

In connection with their deliberations regarding the approval of the Management Agreement and the continuation of the Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 3, 2015, April 29, 2015 and June 9, 2015 and at Board meetings held on March 4, 2015 and June 10, 2015. In addition, the Board considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2015, the Committee recommended that the Board approve the Management Agreement and the continuation of the Advisory Agreement. On June 10, 2015, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement and the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the Management Agreement and the continuation of the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the Management Agreement and the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund through September 30, 2016 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•  The terms and conditions of the Agreements;

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COLUMBIA DIVIDEND INCOME FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement1 and agreements with respect to the provision of distribution and transfer agency services to the Fund;

•  Descriptions of various functions performed by the Investment Manager under the Agreements, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Agreements

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Agreements and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board also determined that the nature and level of the services to be provided under the Management Agreement would not decrease relative to the services provided under the Advisory Agreement and the Administrative Services Agreement. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. In evaluating the nature, extent and quality of services provided under the Agreements, the Committee and the Board considered that these services were provided to the Fund, rather than directly to Fund shareholders. The Committee and the Board accordingly affirmed, after considering various other matters, including the potential benefits to the Fund and its shareholders of the Independent Trustees' important role as pre-suit gatekeepers with respect to claims that they may determine are meritless or contrary to the Fund's best interests, that it was not the intention of the Board or the Investment Manager that there be any third-party beneficiaries of the Agreements. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

1 Like the Advisory Agreement, the Administrative Services Agreement terminated with respect to the Fund once the Management Agreement became effective for the Fund.

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COLUMBIA DIVIDEND INCOME FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Advisory Agreement and approval of the Management Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2014, the Fund's performance was in the eighteenth, fiftieth and forty-fourth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement and the approval of the Management Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board also considered that the proposed management fee would not exceed the sum of the fee rates payable under the Advisory Agreement and the Administrative Services Agreement. The Committee and the Board considered data provided by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2014, the Fund's actual management fee and net expense ratio are ranked in the second and first quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services

Semiannual Report 2015
36

COLUMBIA DIVIDEND INCOME FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

provided to comparable unaffiliated funds. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory/management fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the approval of the Management Agreement and continuation of the Advisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2014 to profitability levels realized in 2013. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding the Investment Manager's financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory and management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits

Semiannual Report 2015
37

COLUMBIA DIVIDEND INCOME FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the Management Agreement and the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement and the continuation of the Advisory Agreement.

Semiannual Report 2015
38

COLUMBIA DIVIDEND INCOME FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
39

Columbia Dividend Income Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR139_05_F01_(01/16)

SEMIANNUAL REPORT

November 30, 2015

COLUMBIA HIGH YIELD MUNICIPAL FUND

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA HIGH YIELD MUNICIPAL FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	22
Statement of Operations	24
Statement of Changes in Net Assets	25
Financial Highlights	27
Notes to Financial Statements	33
Board Consideration and Approval of Advisory Agreement	40
Important Information About This Report	45

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA HIGH YIELD MUNICIPAL FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia High Yield Municipal Fund (the Fund) Class A shares returned 2.45% excluding sales charges for the six-month period ended November 30, 2015. Class Z shares returned 2.55% for the same period.

■  The Fund's Blended Benchmark and the Barclays High Yield Municipal Bond Index returned 0.86% and -0.18%, respectively, during the same six months.

Average Annual Total Returns (%) (for period ended November 30, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	07/31/00
Excluding sales charges		2.45	5.06	6.83	4.45
Including sales charges		-0.61	1.91	6.18	4.13
Class B	07/15/02
Excluding sales charges		2.07	4.28	6.04	3.67
Including sales charges		-2.93	-0.72	5.72	3.67
Class C	07/15/02
Excluding sales charges		2.12	4.38	6.18	3.82
Including sales charges		1.12	3.38	6.18	3.82
Class R4*	03/19/13	2.55	5.27	7.05	4.66
Class R5*	11/08/12	2.59	5.35	7.11	4.69
Class Z	03/05/84	2.55	5.27	7.04	4.65
Blended Benchmark		0.86	2.58	5.99	4.91
Barclays High Yield Municipal Bond Index		-0.18	2.20	6.77	4.94

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. The maximum applicable sales charge was reduced from 4.75% to 3.00% on Class A share purchases made on or after February 19, 2015. Class A returns (including sales charges) for all periods reflect the current maximum applicable sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/
appended-performance for more information.

The Blended Benchmark, established by the Investment Manager, consists of a 60% weighting of the Barclays High Yield Municipal Bond Index and a 40% weighting of the Barclays Municipal Bond Index. The Barclays Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

The Barclays High Yield Municipal Bond Index is comprised of bonds with maturities greater than one-year, having a par value of at least $3 million issued as part of a transaction size greater than $20 million, and rated no higher than "BB+" or equivalent by any of the three principal rating agencies.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
2

COLUMBIA HIGH YIELD MUNICIPAL FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten States/Territories (%) (at November 30, 2015)
California	9.8
Illinois	9.5
Texas	8.8
Florida	8.7
Pennsylvania	4.4
New Jersey	4.3
Louisiana	3.6
Missouri	3.6
Virginia	3.4
New York	3.3

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Quality Breakdown (%) (at November 30, 2015)
A rating	0.7
BBB rating	1.8
BB rating	0.1
B rating	0.7
Not rated	96.7
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Portfolio Management

Chad Farrington, CFA

Semiannual Report 2015
3

COLUMBIA HIGH YIELD MUNICIPAL FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2015 – November 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,024.50	1,020.93	4.40	4.39	0.86
Class B	1,000.00	1,000.00	1,020.70	1,017.14	8.22	8.21	1.61
Class C	1,000.00	1,000.00	1,021.20	1,017.64	7.71	7.70	1.51
Class R4	1,000.00	1,000.00	1,025.50	1,021.94	3.38	3.37	0.66
Class R5	1,000.00	1,000.00	1,025.90	1,022.34	2.97	2.96	0.58
Class Z	1,000.00	1,000.00	1,025.50	1,021.94	3.38	3.37	0.66

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015
4

COLUMBIA HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS

November 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 94.3%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
ALASKA 0.7%
City of Koyukuk Revenue Bonds Tanana Chiefs Conference Health Care Series 2011 10/01/41	7.750%	5,000,000	5,710,350
ARIZONA 2.6%
City of Glendale Water & Sewer Refunding Revenue Bonds Senior Lien Series 2015 07/01/27	5.000%	2,500,000	2,992,100
Industrial Development Authority of the County of Pima (The) Refunding Revenue Bonds Facility-Edkey Charter Schools Project Series 2013 07/01/33	6.000%	2,000,000	1,993,940
07/01/43	6.000%	2,500,000	2,408,325
07/01/48	6.000%	1,500,000	1,421,895
Revenue Bonds American Charter Schools Foundation Series 2007A 07/01/38	5.625%	3,840,000	3,573,312
Industrial Development Authority of the County of Yavapai Revenue Bonds Yavapai Regional Medical Center Series 2008B 08/01/37	5.625%	3,500,000	3,686,865
Maricopa County Pollution Control Corp. Revenue Bonds El Paso Electric Co. Project Series 2009B 04/01/40	7.250%	3,600,000	4,218,696
Surprise Municipal Property Corp. Revenue Bonds Series 2007 04/01/32	4.900%	2,000,000	2,030,380
Total			22,325,513
CALIFORNIA 9.3%
Agua Caliente Band of Cahuilla Indians Revenue Bonds Series 2003(a)(b) 07/01/18	6.000%	1,260,000	1,250,878
Cabazon Band Mission Indians(a)(b)(c)(d) Revenue Bonds Mortgage Notes Series 2004 10/01/11	0.000%	384,294	191,855
01/01/16	8.375%	560,000	188,574
10/01/19	8.750%	2,785,000	937,542
Series 2010 10/01/20	8.375%	1,420,000	538,379

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Health Facilities Financing Authority Refunding Revenue Bonds Northern California Presbyterian Series 2015 07/01/39	5.000%	900,000	1,014,579
California Housing Finance Agency(e) Revenue Bonds Home Mortgage Series 2006K AMT 08/01/26	4.625%	4,865,000	4,881,882
Series 2008K AMT 08/01/33	5.550%	1,420,000	1,436,486
California Municipal Finance Authority Revenue Bonds UTS Renewable Energy-Waste Water Facilities Series 2011 AMT(a)(c)(e) 12/01/32	7.500%	1,835,000	1,707,064
California State Public Works Board Refunding Revenue Bonds Various Capital Projects Series 2012G 11/01/37	5.000%	1,250,000	1,421,025
California Statewide Communities Development Authority Refunding Revenue Bonds 899 Charleston Project Series 2014A 11/01/44	5.250%	1,500,000	1,526,115
Revenue Bonds American Baptist Homes West Series 2010 10/01/39	6.250%	2,750,000	3,030,527
Aspire Public Schools Series 2010 07/01/46	6.125%	2,990,000	3,166,380
Loma Linda University Medical Center Series 2014 12/01/44	5.250%	500,000	526,940
Chino Public Financing Authority Refunding Special Tax Bonds Series 2012 09/01/34	5.000%	1,775,000	1,905,090
City of Carson Special Assessment Bonds Assessment District No. 92-1 Series 1992 09/02/22	7.375%	70,000	70,571
City of Long Beach Marina System Revenue Bonds Series 2015 05/15/45	5.000%	500,000	544,385
City of Los Angeles Department of Airports Revenue Bonds Senior Series 2015A AMT(e) 05/15/27	5.000%	1,250,000	1,492,500

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
5

COLUMBIA HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Santa Maria Water & Wastewater Refunding Revenue Bonds Series 2012A(f) 02/01/25	0.000%	3,100,000	2,121,888
City of Upland Certificate of Participation San Antonio Community Hospital Series 2011 01/01/41	6.500%	5,000,000	5,771,200
Compton Unified School District Unlimited General Obligation Bonds Election of 2002 — Capital Appreciation Series 2006C(f) 06/01/25	0.000%	2,310,000	1,752,574
County of Sacramento Airport System Revenue Bonds Subordinated Series 2009D 07/01/35	6.000%	2,500,000	2,782,625
Empire Union School District Special Tax Bonds Communities Facilities District No. 1987-1 Series 2002A (AMBAC)(f) 10/01/21	0.000%	1,665,000	1,393,172
Foothill-Eastern Transportation Corridor Agency Refunding Revenue Bonds Junior Lien Series 2014C 01/15/43	6.500%	5,000,000	5,903,300
Golden State Tobacco Securitization Corp. Asset-Backed Revenue Bonds Senior Series 2007A-1 06/01/47	5.125%	3,000,000	2,537,700
Hesperia Public Financing Authority Tax Allocation Bonds Redevelopment & Housing Projects Series 2007A (SGI) 09/01/27	5.500%	5,430,000	5,582,583
M-S-R Energy Authority Revenue Bonds Series 2009B 11/01/39	6.500%	5,000,000	6,743,250
Oakdale Public Financing Authority Tax Allocation Bonds Central City Redevelopment Project Series 2004 06/01/33	5.375%	2,000,000	2,001,260
Palomar Health Certificate of Participation Series 2010 11/01/41	6.000%	2,500,000	2,651,300

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Francisco City & County Redevelopment Agency Tax Allocation Bonds Mission Bay South Redevelopment Series 2009D 08/01/39	6.625%	1,500,000	1,709,520
State of California Department of Veterans Affairs Revenue Bonds Series 2012A 12/01/25	3.500%	5,000,000	5,254,900
State of California Unlimited General Obligation Bonds Various Purpose Series 2012 04/01/42	5.000%	3,000,000	3,388,080
University of California Refunding Revenue Bonds Series 2015AO 05/15/27	5.000%	2,000,000	2,450,540
Series 2015I 05/15/27	5.000%	2,000,000	2,450,540
Total			80,325,204
COLORADO 1.4%
Foothills Metropolitan District Special Assessment Bonds Series 2014 12/01/38	6.000%	4,250,000	4,519,025
Regional Transportation District Certificate of Participation Series 2014A 06/01/39	5.000%	7,000,000	7,849,380
Total			12,368,405
CONNECTICUT 1.2%
Connecticut State Development Authority Revenue Bonds Alzheimers Resource Center, Inc. Project Series 2007 08/15/27	5.500%	500,000	511,485
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A 04/01/39	7.875%	4,000,000	4,747,680
Mohegan Tribe of Indians of Connecticut(a)(b) Revenue Bonds Public Improvement-Priority Distribution Series 2001 01/01/31	6.250%	4,475,000	4,496,838
Series 2003 01/01/33	5.250%	1,000,000	939,890
Total			10,695,893

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

COLUMBIA HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
DELAWARE 0.2%
Centerline Equity Issuer Trust Secured AMT(a)(e) 05/15/19	6.300%	1,000,000	1,134,490
City of Wilmington Revenue Bonds Housing-Electra Arms Senior Associates Project Series 1998 AMT(c)(e) 06/01/28	6.250%	670,000	670,295
Total			1,804,785
DISTRICT OF COLUMBIA 0.8%
Metropolitan Washington Airports Authority(e) Refunding Revenue Bonds Series 2014A AMT 10/01/23	5.000%	2,000,000	2,363,120
Revenue Bonds Airport System Series 2012A AMT 10/01/24	5.000%	4,000,000	4,639,640
Total			7,002,760
FLORIDA 8.2%
Capital Trust Agency, Inc. Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B(c)(d) 07/15/32	7.000%	1,370,000	274,000
City of Lakeland Refunding Revenue Bonds 1st Mortgage-Carpenters Home Estates Series 2008 01/01/28	6.250%	675,000	718,450
01/01/43	6.375%	2,250,000	2,363,310
County of Miami-Dade Refunding Revenue Bonds Subordinated Series 2012B 10/01/37	5.000%	1,530,000	1,710,785
County of Miami-Dade(f) Revenue Bonds Capital Appreciation Subordinated Series 2009B 10/01/41	0.000%	20,000,000	6,165,800
Florida Development Finance Corp. Revenue Bonds Renaissance Charter School Series 2010A 09/15/40	6.000%	3,750,000	3,889,912
Series 2012A 06/15/43	6.125%	5,500,000	5,595,975
Series 2015 06/15/46	6.125%	5,000,000	4,999,350

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Renaissance Charter School Projects Series 2013A 06/15/44	8.500%	5,000,000	5,785,300
Florida Development Finance Corp.(a) Revenue Bonds Miami Arts Charter School Project Series 2014A 06/15/44	6.000%	6,100,000	6,091,521
Mid-Bay Bridge Authority Prerefunded 10/01/21 Revenue Bonds Series 2011A 10/01/40	7.250%	4,000,000	5,240,680
Middle Village Community Development District Special Assessment Bonds Series 2004A(c) 05/01/35	6.000%	1,855,000	1,578,698
Orange County Health Facilities Authority Refunding Revenue Bonds Health Care-Orlando Lutheran Towers Series 2005 07/01/26	5.700%	2,000,000	2,001,180
Mayflower Retirement Center Series 2012 06/01/42	5.125%	750,000	799,312
Revenue Bonds 1st Mortgage-Orlando Lutheran Towers Series 2007 07/01/32	5.500%	350,000	358,194
07/01/38	5.500%	1,750,000	1,788,272
Orange County Industrial Development Authority Revenue Bonds VITAG Florida LLC Project Series 2014 AMT(a)(e) 07/01/36	8.000%	5,000,000	5,096,850
Palm Beach County Health Facilities Authority Revenue Bonds Sinai Residences Boca Raton Series 2014 06/01/49	7.500%	1,250,000	1,492,200
Sarasota County Health Facilities Authority Refunding Revenue Bonds Village on the Isle Project Series 2007 01/01/32	5.500%	4,000,000	4,166,000
Seven Oaks Community Development District II Special Assessment Bonds Series 2004A 05/01/35	5.875%	380,000	360,278
Series 2004B 05/01/16	7.500%	485,000	486,213
South Lake County Hospital District Revenue Bonds South Lake Hospital, Inc. Series 2010A 04/01/39	6.250%	2,000,000	2,259,780

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

COLUMBIA HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Johns County Industrial Development Authority Refunding Revenue Bonds Bayview Project Series 2007A 10/01/41	5.250%	3,725,000	3,272,189
Glenmoor Project Series 2014A 01/01/49	1.344%	3,206,250	1,114,428
St. Johns County Industrial Development Authority(c) Refunding Revenue Bonds Glenmoor Project Subordinated Series 2014B 01/01/49	2.500%	1,186,427	12
Waterset North Community Development District Special Assessment Bonds Series 2007A 05/01/39	6.600%	1,840,000	1,819,337
Westridge Community Development District Special Assessment Bonds Series 2005(c)(d) 05/01/37	0.000%	2,650,000	1,457,208
Total			70,885,234
GEORGIA 2.6%
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010 09/01/40	6.125%	4,500,000	4,894,290
Fulton County Residential Care Facilities for the Elderly Authority Revenue Bonds 1st Mortgage-Lenbrook Project Series 2006A 07/01/29	5.000%	3,000,000	3,030,840
Georgia State Road & Tollway Authority Revenue Bonds I-75 S Expressway Series 2014S(a)(f)(g) 06/01/49	0.000%	9,100,000	4,963,504
Municipal Electric Authority of Georgia Revenue Bonds Series 1991V Escrowed to Maturity 01/01/18	6.600%	530,000	563,999
Rockdale County Development Authority Revenue Bonds Visy Paper Project Series 2007A AMT(e) 01/01/34	6.125%	5,000,000	5,142,300
Savannah Economic Development Authority Refunding Revenue Bonds Marshes Skidaway Island Project Series 2013 01/01/49	7.250%	3,500,000	4,003,930
Total			22,598,863

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
GUAM 0.6%
Guam Department of Education Certificate of Participation John F. Kennedy High School Series 2010A(b) 12/01/40	6.875%	4,750,000	5,201,393
HAWAII 0.7%
State of Hawaii Department of Budget & Finance Revenue Bonds 15 Craigside Project Series 2009A 11/15/44	9.000%	2,375,000	2,950,083
Hawaii Pacific University Series 2013A 07/01/43	6.875%	2,800,000	3,146,248
Total			6,096,331
IDAHO 0.5%
Idaho Health Facilities Authority Revenue Bonds Terraces of Boise Project Series 2014A 10/01/49	8.125%	4,000,000	4,284,080
ILLINOIS 9.0%
Chicago Park District Limited General Obligation Bonds Series 2015A 01/01/40	5.000%	3,000,000	3,152,490
Limited General Obligation Refunding Bonds Limited Tax Series 2014B 01/01/26	5.000%	1,500,000	1,657,230
City of Chicago Wastewater Transmission Refunding Revenue Bonds 2nd Lien Series 2015C 01/01/35	5.000%	1,000,000	1,081,060
City of Chicago Refunding Revenue Bonds Series 2002 01/01/30	5.000%	1,000,000	1,076,310
Refunding Unlimited General Obligation Bonds Projects Series 2010A 01/01/24	5.000%	2,000,000	2,074,640
Unlimited General Obligation Bonds Project Series 2011A 01/01/40	5.000%	3,000,000	3,002,520
Series 2009C 01/01/40	5.000%	2,500,000	2,501,300
Series 2015A 01/01/39	5.500%	500,000	523,630

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

COLUMBIA HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Refunding Bonds Project Series 2014A 01/01/33	5.250%	1,000,000	1,032,530
01/01/36	5.000%	3,000,000	3,029,670
Series 2007F 01/01/42	5.500%	1,000,000	1,047,260
Du Page County Special Service Area No. 31 Special Tax Bonds Monarch Landing Project Series 2006 03/01/36	5.625%	750,000	751,328
Illinois Finance Authority Prerefunded 08/15/19 Revenue Bonds Silver Cross & Medical Centers Series 2009 08/15/44	7.000%	5,000,000	6,066,450
Prerefunded 12/01/17 Revenue Bonds Columbia College Series 2007 (NPFGC) 12/01/37	5.000%	5,000,000	5,410,300
Revenue Bonds CHF-Normal LLC-Illinois State University Series 2011 04/01/43	7.000%	3,450,000	3,958,702
Provena Health Series 2009A 08/15/34	7.750%	4,000,000	4,819,520
Riverside Health System Series 2009 11/15/35	6.250%	3,000,000	3,455,670
Smith Village Project Series 2005A 11/15/35	6.250%	2,750,000	2,761,798
Illinois Finance Authority(c)(d) Revenue Bonds Leafs Hockey Club Project Series 2007A 03/01/37	0.000%	1,000,000	244,640
Illinois State Toll Highway Authority Refunding Revenue Bonds Series 2014-A 12/01/21	5.000%	1,525,000	1,803,694
Metropolitan Pier & Exposition Authority Refunding Revenue Bonds McCormick Place Project Series 2010B-2 06/15/50	5.000%	5,000,000	5,113,900
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010 06/01/28	6.000%	5,000,000	5,939,500

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Southwestern Illinois Development Authority Revenue Bonds Anderson Hospital Series 2006 08/15/26	5.125%	1,245,000	1,258,645
State of Illinois Unlimited General Obligation Bonds Series 2014 05/01/29	5.000%	3,500,000	3,729,950
Village of Annawan Tax Allocation Bonds Patriot Renewable Fuels LLC Project Series 2007 01/01/18	5.625%	2,175,000	2,172,129
Village of Hillside Tax Allocation Bonds Senior Lien-Mannheim Redevelopment Project Series 2008 01/01/28	7.000%	5,240,000	5,592,128
Village of Lincolnshire Special Tax Bonds Sedgebrook Project Series 2004 03/01/34	6.250%	673,000	680,167
Volo Village Special Service Area No. 3 Special Tax Bonds Symphony Meadows Project Series 2006-1 03/01/36	6.000%	3,489,000	3,508,992
Total			77,446,153
INDIANA 0.1%
City of Portage Prerefunded 07/15/16 Tax Allocation Bonds Ameriplex Project Series 2006 07/15/23	5.000%	700,000	720,300
IOWA 1.1%
Iowa Finance Authority Revenue Bonds Iowa Fertilizer Co. Project Series 2013 12/01/25	5.250%	5,000,000	5,442,250
Iowa Finance Authority(c) Refunding Revenue Bonds Deerfield Retirement Community Series 2014 05/15/56	2.000%	401,062	321
Iowa Finance Authority(g) Refunding Revenue Bonds Deerfield Retirement Community Series 2014 11/15/46	2.700%	2,138,019	1,775,347

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
9

COLUMBIA HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Iowa Student Loan Liquidity Corp. Revenue Bonds Senior Series 2011A-2 AMT(e) 12/01/30	5.850%	1,670,000	1,789,304
Total			9,007,222
KANSAS 1.8%
City of Lenexa Revenue Bonds Lakeview Village, Inc. Project Series 2009 05/15/29	7.125%	500,000	555,105
05/15/39	7.250%	1,500,000	1,660,815
City of Manhattan Revenue Bonds Meadowlark Hills Retirement Foundation Series 2007A 05/15/29	5.000%	2,680,000	2,699,028
City of Overland Park Revenue Bonds Prairiefire-Lionsgate Project Series 2012 12/15/32	6.000%	6,000,000	5,481,960
Wyandotte County-Kansas City Unified Government Revenue Bonds Legends Village West Project Series 2006 10/01/28	4.875%	5,245,000	5,254,756
Total			15,651,664
KENTUCKY 0.2%
Kentucky Economic Development Finance Authority Revenue Bonds Louisville Arena Subordinated Series 2008A-1 (AGM) 12/01/38	6.000%	1,150,000	1,248,406
LOUISIANA 3.4%
Juban Crossing Economic Development District Refunding Revenue Bonds Drainage Projects Series 2015B 09/15/44	7.000%	750,000	761,700
General Infrastructure Projects Series 2015C 09/15/44	7.000%	3,665,000	3,722,174
Road Projects Series 2015A 09/15/44	7.000%	1,335,000	1,355,826
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds Westlake Chemical Corp. Series 2010A-2 11/01/35	6.500%	5,000,000	5,889,850

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Louisiana Public Facilities Authority Refunding Revenue Bonds Nineteenth Judicial District Series 2015C (AGM) 06/01/42	5.000%	1,000,000	1,080,050
Louisiana Public Facilities Authority(e) Revenue Bonds Impala Warehousing LLC Project Series 2013 AMT 07/01/36	6.500%	5,000,000	5,558,700
Louisiana Pellets, Inc. Project Series 2013 AMT 07/01/39	10.500%	5,000,000	5,530,650
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A 01/01/40	6.500%	5,000,000	5,636,400
Total			29,535,350
MARYLAND 0.7%
Maryland Economic Development Corp. Revenue Bonds University of Maryland-College Park Projects Series 2008 06/01/43	5.875%	2,590,000	2,793,988
Maryland Health & Higher Educational Facilities Authority Refunding Revenue Bonds University of Maryland Medical System Series 2015 07/01/34	5.000%	2,750,000	3,071,530
Resolution Trust Corp. Pass-Through Certificates Series 1993A(c) 12/01/16	8.500%	455,482	455,158
Total			6,320,676
MASSACHUSETTS 2.3%
Massachusetts Development Finance Agency Refunding Revenue Bonds 1st Mortgage-VOA Concord Series 2007 11/01/41	5.200%	1,000,000	982,080
Revenue Bonds Foxborough Regional Charter School Series 2010A 07/01/42	7.000%	4,200,000	4,732,350
Linden Ponds, Inc. Facility Series 2011A-2 11/15/46	5.500%	279,667	238,643
Massachusetts Development Finance Agency(c)(f) Revenue Bonds Linden Ponds, Inc. Facility Series 2011B 11/15/56	0.000%	1,391,019	8,068

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

COLUMBIA HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Educational Financing Authority(e) Revenue Bonds Education Loan Series 2014-I AMT 01/01/21	5.000%	1,885,000	2,107,769
Series 2008H (AGM) AMT 01/01/30	6.350%	1,760,000	1,850,658
Series 2012J AMT 07/01/21	5.000%	3,000,000	3,339,120
Massachusetts Health & Educational Facilities Authority Prerefunded 07/01/18 Revenue Bonds Boston Medical Center Series 2008 07/01/38	5.250%	525,000	582,246
Revenue Bonds Milford Regional Medical Center Series 2007E 07/15/32	5.000%	1,250,000	1,271,587
Unrefunded Revenue Bonds Boston Medical Center Series 2008 07/01/38	5.250%	4,295,000	4,493,257
Total			19,605,778
MICHIGAN 3.0%
Allen Academy Refunding Revenue Bonds Public School Academy Series 2013(c) 06/01/33	6.000%	5,750,000	5,372,455
City of Detroit Sewage Disposal System Refunding Revenue Bonds Senior Lien Series 2012A 07/01/39	5.250%	1,375,000	1,497,677
City of Detroit Water Supply System Revenue Bonds Senior Lien Series 2011A 07/01/41	5.250%	1,445,000	1,555,542
Series 2011C 07/01/41	5.000%	1,025,000	1,090,590
Michigan Finance Authority Refunding Revenue Bonds Series 2014H1 10/01/22	5.000%	1,075,000	1,243,442
Revenue Bonds School District of the City of Detroit Series 2012 06/01/20	5.000%	1,000,000	1,099,800
Michigan State Hospital Finance Authority Refunding Revenue Bonds Henry Ford Health System Series 2006A 11/15/46	5.250%	3,000,000	3,111,180

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan Tobacco Settlement Finance Authority Revenue Bonds Senior Series 2007A 06/01/34	6.000%	1,000,000	918,260
06/01/48	6.000%	11,000,000	9,591,450
Total			25,480,396
MINNESOTA 1.7%
City of Anoka Revenue Bonds Homestead Anoka, Inc. Project Series 2011A 11/01/46	7.000%	4,070,000	4,349,364
City of Blaine Refunding Revenue Bonds Crest View Senior Community Project Series 2015 07/01/45	6.125%	3,500,000	3,643,885
07/01/50	6.125%	1,500,000	1,560,540
City of Eveleth Refunding Revenue Bonds Arrowhead Senior Living Community Series 2007 10/01/27	5.200%	2,375,000	2,363,220
Dakota County Community Development Agency Revenue Bonds Sanctuary at West St. Paul Project Series 2015 08/01/35	6.000%	2,235,000	2,255,808
Housing & Redevelopment Authority of The City of St Paul Minnesota Refunding Revenue Bonds HealthEast Care System Project Series 2015 11/15/40	5.000%	265,000	290,236
Minneapolis/St. Paul Housing Finance Board Revenue Bonds Mortgage-Backed Securities Program-Cityliving Series 2006A-2 (GNMA/FNMA) AMT(e) 12/01/38	5.000%	7,029	7,036
Total			14,470,089
MISSISSIPPI 0.4%
County of Lowndes Refunding Revenue Bonds Weyerhaeuser Co. Project Series 1992A 04/01/22	6.800%	1,995,000	2,478,189
Series 1992B 04/01/22	6.700%	230,000	283,238
Rankin County Five Lakes Utility District Series 1994(c) 07/15/37	7.000%	230,000	230,159
Total			2,991,586

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
11

COLUMBIA HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
MISSOURI 3.4%
City of Kansas City Tax Allocation Bonds Kansas City-Maincor Project Series 2007A Escrowed to Maturity 03/01/18	5.250%	700,000	740,656
Shoal Creek Parkway Project Series 2011 06/01/25	6.500%	2,400,000	2,413,632
City of Manchester Refunding Tax Allocation Bonds Highway 141/Manchester Road Project Series 2010 11/01/39	6.875%	5,000,000	5,273,500
Grundy County Industrial Development Authority Revenue Bonds Wright Memorial Hospital Series 2009 09/01/34	6.750%	2,250,000	2,423,633
Kirkwood Industrial Development Authority Revenue Bonds Aberdeen Heights Series 2010A 05/15/45	8.250%	4,500,000	5,079,015
Saline County Industrial Development Authority Revenue Bonds John Fitzgibbon Memorial Hospital, Inc. Series 2005 12/01/35	5.625%	5,485,000	5,496,518
St. Louis County Industrial Development Authority Prerefunded 12/01/17 Revenue Bonds St. Andrews Residence for Seniors Series 2007A 12/01/41	6.375%	3,000,000	3,333,750
Refunding Revenue Bonds Ranken Jordan Project Series 2007 11/15/35	5.000%	1,300,000	1,299,974
St. Andrews Residence for Seniors Series 2015 12/01/45	5.125%	3,000,000	3,015,150
Total			29,075,828
MONTANA 0.1%
Montana Facility Finance Authority Revenue Bonds Senior Living-St. John's Lutheran Ministry Series 2006A 05/15/36	6.125%	1,000,000	1,021,830

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
NEBRASKA 1.7%
Central Plains Energy Project Revenue Bonds Project #3 Series 2012 09/01/42	5.000%	5,000,000	5,394,300
Public Power Generation Agency Refunding Revenue Bonds Whelan Energy Center Unit Series 2015 01/01/28	5.000%	8,000,000	9,243,360
Total			14,637,660
NEVADA 0.9%
City of Sparks Tax Anticipation Revenue Bonds Senior Sales Series 2008A(a) 06/15/28	6.750%	5,000,000	5,344,900
State of Nevada Department of Business & Industry Revenue Bonds Somerset Academy Series 2015A(a) 12/15/45	5.125%	2,515,000	2,507,279
Total			7,852,179
NEW HAMPSHIRE —%
New Hampshire Business Finance Authority Revenue Bonds Pennichuck Water Works, Inc. Project Series 1988 Escrowed to Maturity AMT(e) 07/01/18	7.500%	90,000	98,296
NEW JERSEY 3.6%
Middlesex County Improvement Authority(c)(d) Revenue Bonds Heldrich Center Hotel Series 2005C 01/01/37	8.750%	1,250,000	61,012
Subordinated Revenue Bonds Heldrich Center Hotel Series 2005B 01/01/25	6.125%	2,750,000	109,725
01/01/37	6.250%	6,450,000	257,355
New Jersey Economic Development Authority Prerefunded 11/15/16 Revenue Bonds Seabrook Village, Inc. Facility Series 2006 11/15/36	5.250%	2,250,000	2,350,665
Revenue Bonds Provident Group-Rowan Properties LLC Series 2015 01/01/48	5.000%	960,000	1,001,184

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
12

COLUMBIA HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
School Facilities Construction Series 2014UU 06/15/40	5.000%	1,500,000	1,534,500
Series 2015WW 06/15/40	5.250%	375,000	393,645
New Jersey Economic Development Authority(e) Refunding Revenue Bonds Series 2006B AMT 01/01/37	6.875%	3,990,000	3,992,873
Revenue Bonds UMM Energy Partners LLC Series 2012A AMT 06/15/43	5.125%	2,000,000	2,056,640
New Jersey Health Care Facilities Financing Authority Revenue Bonds St. Josephs Healthcare Systems Series 2008 07/01/38	6.625%	3,000,000	3,315,900
New Jersey Higher Education Student Assistance Authority(e) Revenue Bonds Senior Series 2013-1A AMT 12/01/21	5.000%	1,500,000	1,678,815
Senior Series 2014-1A-1 AMT 12/01/22	5.000%	1,000,000	1,127,600
Subordinated Series 2013-1B AMT 12/01/43	4.750%	5,000,000	5,080,350
New Jersey Transportation Trust Fund Authority(f) Revenue Bonds Capital Appreciation Transportation System Series 2006C (AGM) 12/15/32	0.000%	10,000,000	4,346,200
New Jersey Transportation Trust Fund Authority(h) Revenue Bonds Transportation Program Series 2015AA 06/15/45	5.000%	1,750,000	1,784,545
Tobacco Settlement Financing Corp. Revenue Bonds Capital Appreciation Series 2007-1C(f) 06/01/41	0.000%	7,500,000	1,825,500
Total			30,916,509
NEW YORK 3.2%
Build NYC Resource Corp. Revenue Bonds International Leadership Charter School Series 2013 07/01/43	6.000%	4,330,000	4,122,809
City of New York Unlimited General Obligation Refunding Bonds Series 2014J 08/01/23	5.000%	3,000,000	3,646,620

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015C 08/01/27	5.000%	4,000,000	4,804,800
Jefferson County Industrial Development Agency Revenue Bonds Green Bonds Series 2014 AMT(e) 01/01/24	5.250%	1,900,000	1,852,310
Nassau County Tobacco Settlement Corp. Asset-Backed Revenue Bonds Capital Appreciation Third Series 2006D(f) 06/01/60	0.000%	25,000,000	113,250
New York City Water & Sewer System Refunding Revenue Bonds 2nd General Resolution Series 2015FF 06/15/27	5.000%	2,645,000	3,236,845
New York State Dormitory Authority Prerefunded 07/01/17 Revenue Bonds New York University Hospital Center Series 2007B 07/01/37	5.625%	2,000,000	2,149,140
Revenue Bonds NYU Hospitals Center Series 2011A 07/01/40	6.000%	1,000,000	1,140,960
Port Authority of New York & New Jersey(e) Refunding Revenue Bonds Consolidated 186th Series 2014-186 AMT 10/15/22	5.000%	5,000,000	5,916,650
Revenue Bonds 5th Installment-Special Project Series 1996-4 AMT 10/01/19	6.750%	120,000	119,987
Total			27,103,371
NORTH CAROLINA 0.8%
Durham Housing Authority Revenue Bonds Magnolia Pointe Apartments Series 2005 AMT(c)(e) 02/01/38	5.650%	3,092,207	3,143,167
North Carolina Eastern Municipal Power Agency Revenue Bonds Series 1991A Escrowed to Maturity 01/01/18	6.500%	3,320,000	3,704,091
Total			6,847,258

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
13

COLUMBIA HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
NORTH DAKOTA 0.4%
City of Fargo Revenue Bonds Sanford Obligation Group Series 2011 11/01/31	6.250%	2,500,000	3,025,050
OHIO 1.2%
County of Lucas Improvement Refunding Revenue Bonds Lutheran Homes Series 2010A 11/01/45	7.000%	5,000,000	5,476,650
State of Ohio Revenue Bonds Portsmouth Bypass Project Series 2015 AMT(e) 12/31/39	5.000%	4,100,000	4,447,393
Summit County Port Authority Revenue Bonds Seville Project Series 2005A 05/15/25	5.100%	375,000	375,225
Total			10,299,268
OKLAHOMA 0.2%
Oklahoma Development Finance Authority Refunding Revenue Bonds Inverness Village Community Series 2012 01/01/32	6.000%	2,000,000	2,100,520
OREGON 1.2%
City of Forest Grove Revenue Bonds Oak Tree Foundation Project Series 2007 03/01/37	5.500%	2,830,000	2,896,165
Cow Creek Band of Umpqua Tribe of Indians Revenue Bonds Series 2006C(a)(b) 10/01/26	5.625%	1,700,000	1,719,975
Hospital Facilities Authority of Multnomah County Refunding Revenue Bonds Mirabella at South Waterfront Series 2014A 10/01/49	5.500%	3,115,000	3,372,206
Warm Springs Reservation Confederated Tribe Revenue Bonds Pelton Round Butte Tribal Series 2009B(b) 11/01/33	6.375%	2,410,000	2,638,058
Total			10,626,404

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
PENNSYLVANIA 4.2%
Dauphin County Industrial Development Authority Revenue Bonds Dauphin Consolidated Water Supply Series 1992A AMT(e) 06/01/24	6.900%	3,200,000	4,031,808
Montgomery County Industrial Development Authority Refunding Revenue Bonds Albert Einstein Healthcare Series 2015 01/15/46	5.250%	1,250,000	1,338,775
Pennsylvania Economic Development Financing Authority Revenue Bonds Philadelphia Biosolids Facility Series 2009 01/01/32	6.250%	3,375,000	3,727,417
Pennsylvania Economic Development Financing Authority(e) Revenue Bonds PA Bridges Finco LP Series 2015 AMT 06/30/42	5.000%	1,050,000	1,122,534
Pennsylvania Higher Educational Facilities Authority Revenue Bonds Edinboro University Foundation Series 2010 07/01/30	5.800%	2,500,000	2,653,400
Shippensburg University Series 2011 10/01/43	6.250%	2,000,000	2,210,120
Pennsylvania Housing Finance Agency Revenue Bonds Series 2013-115A AMT(e) 10/01/33	4.200%	5,000,000	5,248,850
Pennsylvania Industrial Development Authority Prerefunded 07/01/18 Revenue Bonds Economic Development Series 2008 07/01/23	5.500%	295,000	328,884
Pennsylvania Turnpike Commission Subordinated Refunding Revenue Bonds Series 2015A-1 12/01/28	5.000%	3,300,000	3,865,620
Philadelphia Authority for Industrial Development Revenue Bonds 1st Philadelphia Preparatory Charter School Series 2014 06/15/33	7.000%	1,870,000	2,086,060
State Public School Building Authority Refunding Revenue Bonds Philadelphia School District Series 2015 06/01/25	5.000%	8,000,000	9,273,280
Total			35,886,748

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
PUERTO RICO 3.1%
Commonwealth of Puerto Rico(b) Refunding Unlimited General Obligation Bonds Public Improvement Series 2012A 07/01/41	5.000%	2,000,000	1,250,180
Unlimited General Obligation Bonds Series 2014A 07/01/35	8.000%	9,000,000	6,548,220
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds Senior Lien Series 2012A(b) 07/01/42	5.250%	2,525,000	1,691,952
Puerto Rico Electric Power Authority(b) Refunding Revenue Bonds Series 2010ZZ 07/01/25	5.250%	2,000,000	1,322,000
Revenue Bonds Series 2013A 07/01/36	6.750%	1,000,000	653,590
07/01/43	7.000%	6,570,000	4,292,444
Puerto Rico Highways & Transportation Authority Refunding Revenue Bonds Series 2007N(b) 07/01/21	5.500%	760,000	257,062
Puerto Rico Industrial Tourist Educational, Medical & Environmental Control Facilities Financing Authority Revenue Bonds Cogen Facilities AES Puerto Rico Project Series 2000 AMT(b)(e) 06/01/26	6.625%	5,820,000	5,524,635
Puerto Rico Sales Tax Financing Corp.(b) Revenue Bonds 1st Subordinated Series 2009B 08/01/44	6.500%	1,000,000	440,070
1st Subordinated Series 2010A 08/01/39	5.375%	5,155,000	2,152,883
1st Subordinated Series 2010C 08/01/41	5.250%	1,000,000	415,100
Senior Lien Series 2011C 08/01/40	5.250%	1,885,000	1,166,551
08/01/46	5.000%	2,000,000	1,225,120
Total			26,939,807
SOUTH CAROLINA 2.3%
Laurens County School District No. 055 Revenue Bonds Series 2005 12/01/30	5.250%	1,300,000	1,300,182

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina Jobs-Economic Development Authority Prerefunded 09/15/18 Revenue Bonds Kershaw County Medical Center Project Series 2008 09/15/38	6.000%	5,050,000	5,743,618
Refunding Revenue Bonds 1st Mortgage-Lutheran Homes Series 2007 05/01/28	5.500%	2,300,000	2,343,562
1st Mortgage-Wesley Commons Series 2006 10/01/36	5.300%	4,000,000	4,007,400
Revenue Bonds Lutheran Homes of South Carolina, Inc. Obligation Group Series 2013 05/01/43	5.000%	750,000	761,115
05/01/48	5.125%	1,500,000	1,538,160
York Preparatory Academy Project Series 2014A 11/01/45	7.250%	4,000,000	4,396,280
Total			20,090,317
TENNESSEE 0.1%
Shelby County Health Educational & Housing Facilities Board Prerefunded 12/01/16 Revenue Bonds Village at Germantown, Inc. Series 2006 12/01/34	6.250%	450,000	473,751
TEXAS 8.3%
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds Roman Catholic Diocese Series 2005B 04/01/45	6.125%	5,000,000	5,738,050
Central Texas Regional Mobility Authority Revenue Bonds Subordinated Lien Series 2011 01/01/41	6.750%	5,000,000	5,948,300
Central Texas Turnpike System Refunding Revenue Bonds Series 2015B 08/15/37	5.000%	5,000,000	5,562,500
City of Dallas Waterworks & Sewer System Refunding Revenue Bonds Series 2015A 10/01/27	5.000%	3,000,000	3,675,270
City of Houston Airport System Refunding Revenue Bonds Special Facilities Continental Series 2011A AMT(e) 07/15/38	6.625%	4,000,000	4,608,760

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Clifton Higher Education Finance Corp. Revenue Bonds International Leadership of Texas Series 2015 08/15/45	5.750%	5,000,000	5,126,600
Dallas County Flood Control District No. 1 Prerefunded 12/21/15 Unlimited General Obligation Refunding Bonds Series 2002 04/01/32	7.250%	1,000,000	1,004,090
Deaf Smith County Hospital District Limited General Obligation Bonds Series 2010A 03/01/40	6.500%	4,000,000	4,426,200
Gulf Coast Industrial Development Authority Revenue Bonds Citgo Petroleum Project Series 1998 AMT(e) 04/01/28	8.000%	875,000	876,601
HFDC of Central Texas, Inc. Revenue Bonds Series 2006A 11/01/36	5.750%	5,000,000	5,035,950
La Vernia Higher Education Finance Corp. Prerefunded 08/15/19 Revenue Bonds Kipp, Inc. Series 2009A 08/15/29	6.000%	1,000,000	1,172,680
08/15/39	6.250%	1,500,000	1,772,580
Mission Economic Development Corp Revenue Bonds Dallas Clean Energy McCommas Series 2011 AMT(e) 12/01/24	6.875%	5,000,000	5,201,550
Pharr Higher Education Finance Authority Revenue Bonds Idea Public Schools Series 2009A 08/15/39	6.500%	3,000,000	3,362,370
Red River Health Facilities Development Corp. Revenue Bonds MRC Crossings Project Series 2014A 11/15/49	8.000%	2,000,000	2,365,420
Sanger Industrial Development Corp. Revenue Bonds Texas Pellets Project Series 2012B AMT(e) 07/01/38	8.000%	4,950,000	5,324,171
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds Air Force Villages, Inc. Obligation Series 2009 11/15/44	6.375%	4,250,000	4,671,515

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
CC Young Memorial Home Series 2009A 02/15/38	8.000%	4,000,000	4,496,640
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds Series 2012 12/15/32	5.000%	1,250,000	1,369,375
Total			71,738,622
VIRGIN ISLANDS 0.8%
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan Notes-Senior Lien Series 2012A(b) 10/01/32	5.000%	3,785,000	4,044,235
Virgin Islands Water & Power Authority — Electric System Refunding Revenue Bonds Series 2012A(b) 07/01/21	4.000%	3,000,000	3,112,530
Total			7,156,765
VIRGINIA 3.3%
Alexandria Industrial Development Authority Refunding Revenue Bonds Goodwin House, Inc. Series 2015 10/01/45	5.000%	5,725,000	6,196,167
10/01/50	5.000%	2,275,000	2,454,543
Bristol Industrial Development Authority Revenue Bonds Falls at Bristol Project Series 2014B 11/01/44	6.350%	3,250,000	3,267,128
City of Chesapeake Expressway Toll Road Refunding Revenue Bonds Transportation System Series 2012(f)(g) 07/15/40	0.000%	7,530,000	5,510,454
Mosaic District Community Development Authority Special Assessment Bonds Series 2011A 03/01/36	6.875%	2,500,000	2,871,225
Tobacco Settlement Financing Corp. Revenue Bonds Senior Series 2007-B1 06/01/47	5.000%	10,000,000	7,738,200
Total			28,037,717
WASHINGTON 2.1%
Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds Series 2012A 09/01/42	5.500%	2,150,000	2,250,276

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
King County Public Hospital District No. 4 Revenue Bonds Series 2015A 12/01/35	6.000%	1,250,000	1,236,800
12/01/45	6.250%	2,500,000	2,483,250
Port of Seattle Industrial Development Corp. Refunding Revenue Bonds Special Facilities Delta Air Lines, Inc. Series 2012 AMT(e) 04/01/30	5.000%	2,500,000	2,612,175
Tacoma Consolidated Local Improvement Districts Special Assessment Bonds No. 65 Series 2013 04/01/43	5.750%	2,270,000	2,268,683
Washington State Housing Finance Commission Refunding Revenue Bonds Nonprofit Housing-Mirabella Series 2012 10/01/47	6.750%	5,000,000	5,416,900
Revenue Bonds Heron's Key Series 2015A 07/01/50	7.000%	2,100,000	2,134,965
Total			18,403,049
WISCONSIN 0.9%
Wisconsin Health & Educational Facilities Authority Revenue Bonds Medical College of Wisconsin Series 2008A 12/01/35	5.250%	5,000,000	5,465,300
St. John's Community, Inc. Series 2009A 09/15/39	7.625%	1,750,000	2,057,773
Total			7,523,073
Total Municipal Bonds (Cost: $769,224,410)			811,630,453

Municipal Preferred Stocks 0.1%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
MARYLAND 0.1%
Munimae TE Bond Subsidiary LLC AMT(a)(c)(e) 06/30/49	5.800%	1,000,000	944,920
Total Municipal Preferred Stocks (Cost: $1,000,000)			944,920
Municipal Short Term 0.5%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
NEW JERSEY 0.5%
City of Paterson Unlimited General Obligation Notes BAN Series 2015 12/15/15	3.710%	4,396,000	4,398,194
Total Municipal Short Term (Cost: $4,397,647)			4,398,194
Money Market Funds 3.7%
		Shares	Value ($)
JPMorgan Municipal Money Market Fund, Agency Shares, 0.010%(i)		32,246,367	32,246,367
Total Money Market Funds (Cost: $32,246,367)			32,246,367
Total Investments (Cost: $806,868,424)			849,219,934
Other Assets & Liabilities, Net			12,252,595
Net Assets			861,472,529
Notes to Portfolio of Investments

(a)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At November 30, 2015, the value of these securities amounted to $38,054,459 or 4.42% of net assets.

(b)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At November 30, 2015, the value of these securities amounted to $52,199,954 or 6.06% of net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

(c)  Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at November 30, 2015 was $18,370,607, which represents 2.13% of net assets. Information concerning such security holdings at November 30, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Allen Academy Refunding Revenue Bonds Public School Academy Series 2013 06/01/33 6.000%	02/22/2013	5,597,113
Cabazon Band Mission Indians Revenue Bonds Mortgage Notes Series 2004 10/01/11 0.000%	05/14/2010	357,064
Cabazon Band Mission Indians Revenue Bonds Mortgage Notes Series 2004 01/01/16 8.375%	10/04/2004 - 05/14/2010	510,005
Cabazon Band Mission Indians Revenue Bonds Mortgage Notes Series 2004 10/01/19 8.750%	10/04/2004 - 05/14/2010	2,498,267
Cabazon Band Mission Indians Revenue Bonds Mortgage Notes Series 2010 10/01/20 8.375%	05/14/2010	1,420,000
California Municipal Finance Authority Revenue Bonds UTS Renewable Energy-Waste Water Facilities Series 2011 AMT 12/01/32 7.500%	12/22/2011	1,835,000
Capital Trust Agency, Inc. Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B 07/15/32 7.000%	07/23/2008	1,370,000
City of Wilmington Revenue Bonds Housing-Electra Arms Senior Associates Project Series 1998 AMT 06/01/28 6.250%	10/08/1998	661,406
Durham Housing Authority Revenue Bonds Magnolia Pointe Apartments Series 2005 AMT 02/01/38 5.650%	12/18/2006	3,092,207
Illinois Finance Authority Revenue Bonds Leafs Hockey Club Project Series 2007A 03/01/37 0.000%	02/14/2007	972,870

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

Security Description	Acquisition Dates	Cost ($)
Iowa Finance Authority Refunding Revenue Bonds Deerfield Retirement Community Series 2014 05/15/56 2.000%	03/17/2014	—
Massachusetts Development Finance Agency Revenue Bonds Linden Ponds, Inc. Facility Series 2011B 11/15/56 0.000%	12/10/2007 - 02/24/2010	21,262
Middle Village Community Development District Special Assessment Bonds Series 2004A 05/01/35 6.000%	01/21/2004	1,849,161
Middlesex County Improvement Authority Revenue Bonds Heldrich Center Hotel Series 2005C 01/01/37 8.750%	06/28/2006	1,228,125
Middlesex County Improvement Authority Subordinated Revenue Bonds Heldrich Center Hotel Series 2005B 01/01/25 6.125%	10/01/2009	508,750
Middlesex County Improvement Authority Subordinated Revenue Bonds Heldrich Center Hotel Series 2005B 01/01/37 6.250%	03/18/2005 - 10/01/2009	4,614,875
Munimae TE Bond Subsidiary LLC AMT 06/30/49 5.800%	10/14/2004	1,000,000
Rankin County Five Lakes Utility District Series 1994 07/15/37 7.000%	10/02/2007	230,000
Resolution Trust Corp. Pass-Through Certificates Series 1993A 12/01/16 8.500%	11/12/1993	456,454
St. Johns County Industrial Development Authority Refunding Revenue Bonds Glenmoor Project Subordinated Series 2014B 01/01/49 2.500%	04/17/2014	—
Westridge Community Development District Special Assessment Bonds Series 2005 05/01/37 0.000%	12/22/2005	2,650,000

(d)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2015, the value of these securities amounted to $4,260,290, which represents 0.49% of net assets.

(e)  Income from this security may be subject to alternative minimum tax.

(f)  Zero coupon bond.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

(g)  Variable rate security.

(h)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(i)  The rate shown is the seven-day current annualized yield at November 30, 2015.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

AMT  Alternative Minimum Tax

BAN  Bond Anticipation Note

FNMA  Federal National Mortgage Association

GNMA  Government National Mortgage Association

NPFGC  National Public Finance Guarantee Corporation

SGI  Syncora Guarantee, Inc.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

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20

COLUMBIA HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	811,630,453	—	811,630,453
Municipal Preferred Stocks	—	944,920	—	944,920
Municipal Short Term	—	4,398,194	—	4,398,194
Money Market Funds	32,246,367	—	—	32,246,367
Total Investments	32,246,367	816,973,567	—	849,219,934

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
21

COLUMBIA HIGH YIELD MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2015 (Unaudited)

Assets
Investments, at value
(identified cost $806,868,424)	$849,219,934
Receivable for:
Investments sold	598,590
Capital shares sold	2,853,573
Interest	14,593,186
Expense reimbursement due from Investment Manager	6,370
Prepaid expenses	5,789
Trustees' deferred compensation plan	75,034
Other assets	15,346
Total assets	867,367,822
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	1,747,270
Capital shares purchased	691,132
Dividend distributions to shareholders	3,173,040
Investment management fees	37,985
Distribution and/or service fees	5,196
Transfer agent fees	130,157
Chief compliance officer expenses	69
Other expenses	35,410
Trustees' deferred compensation plan	75,034
Total liabilities	5,895,293
Net assets applicable to outstanding capital stock	$861,472,529
Represented by
Paid-in capital	$896,664,927
Undistributed net investment income	6,250,381
Accumulated net realized loss	(83,794,289)
Unrealized appreciation (depreciation) on:
Investments	42,351,510
Total — representing net assets applicable to outstanding capital stock	$861,472,529

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA HIGH YIELD MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

November 30, 2015 (Unaudited)

Class A
Net assets	$145,537,603
Shares outstanding	13,564,444
Net asset value per share	$10.73
Maximum offering price per share(a)	$11.06
Class B
Net assets	$452,294
Shares outstanding	42,162
Net asset value per share	$10.73
Class C
Net assets	$40,136,961
Shares outstanding	3,741,636
Net asset value per share	$10.73
Class R4
Net assets	$4,317,975
Shares outstanding	401,979
Net asset value per share	$10.74
Class R5
Net assets	$7,212,373
Shares outstanding	672,684
Net asset value per share	$10.72
Class Z
Net assets	$663,815,323
Shares outstanding	61,869,478
Net asset value per share	$10.73

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
23

COLUMBIA HIGH YIELD MUNICIPAL FUND

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2015 (Unaudited)

Net investment income
Income:
Dividends	$714
Interest	22,819,705
Total income	22,820,419
Expenses:
Investment management fees	2,277,616
Distribution and/or service fees
Class A	136,722
Class B	2,314
Class C	166,145
Transfer agent fees
Class A	126,253
Class B	450
Class C	32,289
Class R4	2,949
Class R5	1,393
Class Z	614,818
Compensation of board members	16,684
Custodian fees	3,964
Printing and postage fees	23,067
Registration fees	57,171
Audit fees	12,458
Legal fees	15,282
Chief compliance officer expenses	205
Other	9,161
Total expenses	3,498,941
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(409,829)
Fees waived by Distributor — Class C	(17,446)
Expense reductions	(540)
Total net expenses	3,071,126
Net investment income	19,749,293
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	1,916,584
Net realized gain	1,916,584
Net change in unrealized appreciation (depreciation) on:
Investments	(1,187,974)
Net change in unrealized depreciation	(1,187,974)
Net realized and unrealized gain	728,610
Net increase in net assets resulting from operations	$20,477,903

The accompanying Notes to Financial Statements are an integral part of this statement.

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24

COLUMBIA HIGH YIELD MUNICIPAL FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
Operations
Net investment income	$19,749,293	$36,477,119
Net realized gain (loss)	1,916,584	(623,291)
Net change in unrealized appreciation (depreciation)	(1,187,974)	10,594,016
Net increase in net assets resulting from operations	20,477,903	46,447,844
Distributions to shareholders
Net investment income
Class A	(3,012,040)	(5,592,712)
Class B	(8,942)	(24,142)
Class C	(660,127)	(1,007,374)
Class R4	(73,579)	(200,006)
Class R5	(131,999)	(334,876)
Class Z	(15,353,594)	(29,144,371)
Total distributions to shareholders	(19,240,281)	(36,303,481)
Increase in net assets from capital stock activity	3,077,923	86,188,876
Total increase in net assets	4,315,545	96,333,239
Net assets at beginning of period	857,156,984	760,823,745
Net assets at end of period	$861,472,529	$857,156,984
Undistributed net investment income	$6,250,381	$5,741,369

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
25

COLUMBIA HIGH YIELD MUNICIPAL FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	3,523,972	37,569,027	8,525,197	91,272,394
Distributions reinvested	253,250	2,701,304	465,860	4,975,636
Redemptions	(4,261,466)	(45,405,397)	(6,672,098)	(70,992,894)
Net increase (decrease)	(484,244)	(5,135,066)	2,318,959	25,255,136
Class B shares
Subscriptions	2,323	24,700	5,531	59,009
Distributions reinvested	296	3,159	1,076	11,474
Redemptions(a)	(11,496)	(122,094)	(28,839)	(307,153)
Net decrease	(8,877)	(94,235)	(22,232)	(236,670)
Class C shares
Subscriptions	952,820	10,170,069	1,450,137	15,484,440
Distributions reinvested	51,594	550,203	73,813	789,337
Redemptions	(304,358)	(3,240,116)	(371,078)	(3,969,373)
Net increase	700,056	7,480,156	1,152,872	12,304,404
Class R4 shares
Subscriptions	253,498	2,706,997	814,813	8,693,911
Distributions reinvested	6,865	73,334	18,603	199,523
Redemptions	(251,784)	(2,673,188)	(674,164)	(7,278,745)
Net increase	8,579	107,143	159,252	1,614,689
Class R5 shares
Subscriptions	732,814	7,814,676	1,256,786	13,496,976
Distributions reinvested	12,308	131,201	31,259	334,376
Redemptions	(436,138)	(4,644,291)	(1,664,359)	(17,750,931)
Net increase (decrease)	308,984	3,301,586	(376,314)	(3,919,579)
Class Z shares
Subscriptions	6,486,307	69,155,690	13,827,878	147,622,599
Distributions reinvested	302,355	3,224,617	547,977	5,858,071
Redemptions	(7,043,598)	(74,961,968)	(9,617,465)	(102,309,774)
Net increase (decrease)	(254,936)	(2,581,661)	4,758,390	51,170,896
Total net increase	269,562	3,077,923	7,990,927	86,188,876

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
26

COLUMBIA HIGH YIELD MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended November 30, 2015		Year Ended May 31,								Year Ended June 30,
Class A	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$10.71		$10.56		$10.72		$10.49		$9.60		$9.77		$8.79
Income from investment operations:
Net investment income	0.24		0.47		0.49		0.45		0.45		0.53		0.52
Net realized and unrealized gain (loss)	0.02		0.15		(0.16)		0.22		0.88		(0.19)		0.97
Total from investment operations	0.26		0.62		0.33		0.67		1.33		0.34		1.49
Less distributions to shareholders:
Net investment income	(0.24)		(0.47)		(0.49)		(0.44)		(0.44)		(0.51)		(0.51)
Total distributions to shareholders	(0.24)		(0.47)		(0.49)		(0.44)		(0.44)		(0.51)		(0.51)
Net asset value, end of period	$10.73		$10.71		$10.56		$10.72		$10.49		$9.60		$9.77
Total return	2.45%		5.97%		3.35%		6.44%		14.19%		3.63%		17.25%
Ratios to average net assets(b)
Total gross expenses	0.96	%(c)	0.95%		0.95%		0.96%		0.96	%(c)	0.91%		0.85%
Total net expenses(d)	0.86	%(c)(e)	0.86	%(e)	0.86	%(e)	0.85	%(e)	0.80	%(c)(e)	0.85	%(e)	0.85	%(e)
Net investment income	4.54	%(c)	4.44%		4.87%		4.17%		4.92	%(c)	5.46%		5.44%
Supplemental data
Net assets, end of period (in thousands)	$145,538		$150,483		$123,890		$91,422		$93,456		$63,669		$80,691
Portfolio turnover	4%		7%		12%		9%		9%		23%		18%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA HIGH YIELD MUNICIPAL FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,								Year Ended June 30,
Class B	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$10.71		$10.56		$10.72		$10.49		$9.60		$9.77		$8.79
Income from investment operations:
Net investment income	0.20		0.39		0.42		0.37		0.39		0.46		0.45
Net realized and unrealized gain (loss)	0.02		0.15		(0.17)		0.22		0.87		(0.19)		0.97
Total from investment operations	0.22		0.54		0.25		0.59		1.26		0.27		1.42
Less distributions to shareholders:
Net investment income	(0.20)		(0.39)		(0.41)		(0.36)		(0.37)		(0.44)		(0.44)
Total distributions to shareholders	(0.20)		(0.39)		(0.41)		(0.36)		(0.37)		(0.44)		(0.44)
Net asset value, end of period	$10.73		$10.71		$10.56		$10.72		$10.49		$9.60		$9.77
Total return	2.07%		5.19%		2.59%		5.65%		13.41%		2.85%		16.39%
Ratios to average net assets(b)
Total gross expenses	1.71	%(c)	1.70%		1.71%		1.70%		1.72	%(c)	1.65%		1.60%
Total net expenses(d)	1.61	%(c)(e)	1.61	%(e)	1.62	%(e)	1.60	%(e)	1.55	%(c)(e)	1.60	%(e)	1.60	%(e)
Net investment income	3.80	%(c)	3.70%		4.13%		3.41%		4.24	%(c)	4.69%		4.72%
Supplemental data
Net assets, end of period (in thousands)	$452		$547		$774		$1,217		$2,142		$3,052		$5,995
Portfolio turnover	4%		7%		12%		9%		9%		23%		18%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA HIGH YIELD MUNICIPAL FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,								Year Ended June 30,
Class C	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$10.71		$10.56		$10.72		$10.49		$9.60		$9.77		$8.79
Income from investment operations:
Net investment income	0.21		0.40		0.43		0.38		0.40		0.48		0.46
Net realized and unrealized gain (loss)	0.01		0.15		(0.16)		0.22		0.88		(0.20)		0.97
Total from investment operations	0.22		0.55		0.27		0.60		1.28		0.28		1.43
Less distributions to shareholders:
Net investment income	(0.20)		(0.40)		(0.43)		(0.37)		(0.39)		(0.45)		(0.45)
Total distributions to shareholders	(0.20)		(0.40)		(0.43)		(0.37)		(0.39)		(0.45)		(0.45)
Net asset value, end of period	$10.73		$10.71		$10.56		$10.72		$10.49		$9.60		$9.77
Total return	2.12%		5.31%		2.73%		5.81%		13.56%		3.01%		16.55%
Ratios to average net assets(b)
Total gross expenses	1.71	%(c)	1.70%		1.70%		1.71%		1.71	%(c)	1.66%		1.60%
Total net expenses(d)	1.51	%(c)(e)	1.49	%(e)	1.46	%(e)	1.45	%(e)	1.40	%(c)(e)	1.45	%(e)	1.45	%(e)
Net investment income	3.89	%(c)	3.79%		4.26%		3.57%		4.30	%(c)	4.88%		4.85%
Supplemental data
Net assets, end of period (in thousands)	$40,137		$32,575		$19,946		$14,684		$12,525		$8,509		$9,288
Portfolio turnover	4%		7%		12%		9%		9%		23%		18%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA HIGH YIELD MUNICIPAL FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$10.72		$10.57		$10.73		$10.77
Income from investment operations:
Net investment income	0.26		0.49		0.52		0.10
Net realized and unrealized gain (loss)	0.01		0.15		(0.18)		(0.05	)(b)
Total from investment operations	0.27		0.64		0.34		0.05
Less distributions to shareholders:
Net investment income	(0.25)		(0.49)		(0.50)		(0.09)
Total distributions to shareholders	(0.25)		(0.49)		(0.50)		(0.09)
Net asset value, end of period	$10.74		$10.72		$10.57		$10.73
Total return	2.55%		6.18%		3.53%		0.50%
Ratios to average net assets(c)
Total gross expenses	0.75	%(d)	0.76%		0.76%		0.71	%(d)
Total net expenses(e)	0.66	%(d)(f)	0.66	%(f)	0.65	%(f)	0.68	%(d)
Net investment income	4.72	%(d)	4.65%		5.09%		4.54	%(d)
Supplemental data
Net assets, end of period (in thousands)	$4,318		$4,218		$2,476		$3
Portfolio turnover	4%		7%		12%		9%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA HIGH YIELD MUNICIPAL FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class R5	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$10.70		$10.55	$10.71	$10.75
Income from investment operations:
Net investment income	0.26		0.50	0.52	0.28
Net realized and unrealized gain (loss)	0.01		0.15	(0.17)	(0.06	)(b)
Total from investment operations	0.27		0.65	0.35	0.22
Less distributions to shareholders:
Net investment income	(0.25)		(0.50)	(0.51)	(0.26)
Total distributions to shareholders	(0.25)		(0.50)	(0.51)	(0.26)
Net asset value, end of period	$10.72		$10.70	$10.55	$10.71
Total return	2.59%		6.27%	3.64%	2.05%
Ratios to average net assets(c)
Total gross expenses	0.62	%(d)	0.61%	0.63%	0.61	%(d)
Total net expenses(e)	0.58	%(d)	0.58%	0.57%	0.61	%(d)
Net investment income	4.85	%(d)	4.67%	5.21%	4.76	%(d)
Supplemental data
Net assets, end of period (in thousands)	$7,212		$3,893	$7,807	$509
Portfolio turnover	4%		7%	12%	9%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA HIGH YIELD MUNICIPAL FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,								Year Ended June 30,
Class Z	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$10.71		$10.56		$10.72		$10.49		$9.60		$9.77		$8.79
Income from investment operations:
Net investment income	0.26		0.49		0.51		0.47		0.47		0.55		0.54
Net realized and unrealized gain (loss)	0.01		0.15		(0.16)		0.22		0.88		(0.19)		0.97
Total from investment operations	0.27		0.64		0.35		0.69		1.35		0.36		1.51
Less distributions to shareholders:
Net investment income	(0.25)		(0.49)		(0.51)		(0.46)		(0.46)		(0.53)		(0.53)
Total distributions to shareholders	(0.25)		(0.49)		(0.51)		(0.46)		(0.46)		(0.53)		(0.53)
Net asset value, end of period	$10.73		$10.71		$10.56		$10.72		$10.49		$9.60		$9.77
Total return	2.55%		6.19%		3.56%		6.65%		14.39%		3.82%		17.48%
Ratios to average net assets(b)
Total gross expenses	0.76	%(c)	0.75%		0.75%		0.76%		0.76	%(c)	0.71%		0.65%
Total net expenses(d)	0.66	%(c)(e)	0.66	%(e)	0.67	%(e)	0.65	%(e)	0.60	%(c)(e)	0.65	%(e)	0.65	%(e)
Net investment income	4.75	%(c)	4.64%		5.07%		4.37%		5.12	%(c)	5.68%		5.64%
Supplemental data
Net assets, end of period (in thousands)	$663,815		$665,442		$605,931		$849,332		$830,124		$641,387		$668,875
Portfolio turnover	4%		7%		12%		9%		9%		23%		18%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS

November 30, 2015 (Unaudited)

Note 1. Organization

Columbia High Yield Municipal Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal

Semiannual Report 2015
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COLUMBIA HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

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COLUMBIA HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective October 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.54% to 0.34% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2015 was 0.54% of the Fund's average daily net assets.

Prior to October 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from June 1, 2015 through September 30, 2015, the investment advisory services fee paid to the Investment Manager was $1,326,979, and the administrative services fee paid to the Investment Manager was $192,012.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of

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35

COLUMBIA HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended November 30, 2015, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class R4	0.18
Class R5	0.05
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2015, these minimum account balance fees reduced total expenses of the Fund by $540.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund, respectively.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.65% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $90,437 for Class A and $3,756 for Class C shares for the six months ended November 30, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	October 1, 2015 through September 30, 2016	Prior to October 1, 2015
Class A	0.86%	0.88%
Class B	1.61	1.63
Class C	1.61	1.63
Class R4	0.66	0.68
Class R5	0.57	0.60
Class Z	0.66	0.68

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign

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36

COLUMBIA HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Prior to October 1, 2015, the Fund's expense ratio was subject to a voluntary expense reimbursement arrangement pursuant to which fees were waived and/or expenses reimbursed (excluding certain fees and expenses immediately described above), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the annual rates of 0.86% for Class A, 1.61% for Class B, 1.61% for Class C, 0.66% for Class R4, 0.58% for Class R5 and 0.66% for Class Z.

Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement under these fee waivers and/or expense reimbursement arrangements.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2015, the cost of investments for federal income tax purposes was approximately $806,868,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$65,247,000
Unrealized depreciation	(22,895,000)
Net unrealized appreciation	$42,352,000

The following capital loss carryforwards, determined as of May 31, 2015, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2016	5,694,295
2017	17,741,445
2018	35,721,468
2019	4,244,605
No expiration — short-term	1,742,150
No expiration — long-term	15,182,852
Total	80,326,815

Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat post-October capital losses of $4,149,803 at May 31, 2015 as arising on June 1, 2015.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $44,337,956 and $31,865,588, respectively, for the six months ended November 30, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan

Semiannual Report 2015
37

COLUMBIA HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended November 30, 2015.

Note 7. Significant Risks

Shareholder Concentration Risk

At November 30, 2015, one unaffiliated shareholder of record owned 60.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

High-Yield Securities Risk

Securities rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 6

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COLUMBIA HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
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COLUMBIA HIGH YIELD MUNICIPAL FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT

On June 10, 2015, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Investment Management Services Agreement (the Advisory Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia High Yield Municipal Fund (the Fund), a series of the Trust. The Board and the Independent Trustees also unanimously approved an agreement (the Management Agreement and, together with the Advisory Agreement, the Agreements) combining the Advisory Agreement and the Fund's existing administrative services agreement (the Administrative Services Agreement) in a single agreement. The Board and the Independent Trustees approved the restatement of the Advisory Agreement with the Management Agreement to be effective for the Fund on October 1, 2015. As detailed below, the Board's Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the Management Agreement and the continuation of the Advisory Agreement.

In connection with their deliberations regarding the approval of the Management Agreement and the continuation of the Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 3, 2015, April 29, 2015 and June 9, 2015 and at Board meetings held on March 4, 2015 and June 10, 2015. In addition, the Board considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2015, the Committee recommended that the Board approve the Management Agreement and the continuation of the Advisory Agreement. On June 10, 2015, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement and the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the Management Agreement and the continuation of the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the Management Agreement and the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund through September 30, 2016 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•  The terms and conditions of the Agreements;

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement1 and agreements with respect to the provision of distribution and transfer agency services to the Fund;

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COLUMBIA HIGH YIELD MUNICIPAL FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

•  Descriptions of various functions performed by the Investment Manager under the Agreements, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Agreements

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Agreements and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board also determined that the nature and level of the services to be provided under the Management Agreement would not decrease relative to the services provided under the Advisory Agreement and the Administrative Services Agreement. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. In evaluating the nature, extent and quality of services provided under the Agreements, the Committee and the Board considered that these services were provided to the Fund, rather than directly to Fund shareholders. The Committee and the Board accordingly affirmed, after considering various other matters, including the potential benefits to the Fund and its shareholders of the Independent Trustees' important role as pre-suit gatekeepers with respect to claims that they may determine are meritless or contrary to the Fund's best interests, that it was not the intention of the Board or the Investment Manager that there be any third-party beneficiaries of the Agreements. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

1 Like the Advisory Agreement, the Administrative Services Agreement terminated with respect to the Fund once the Management Agreement became effective for the Fund.

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COLUMBIA HIGH YIELD MUNICIPAL FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Advisory Agreement and approval of the Management Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2014, the Fund's performance was in the sixtieth, forty-ninth and thirty-eighth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement and the approval of the Management Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board also considered that the proposed management fee would not exceed the sum of the fee rates payable under the Advisory Agreement and the Administrative Services Agreement. The Committee and the Board considered data provided by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2014, the Fund's actual management fee and net expense ratio are ranked in the first and second quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services

Semiannual Report 2015
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COLUMBIA HIGH YIELD MUNICIPAL FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

provided to comparable unaffiliated funds. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory/management fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the approval of the Management Agreement and continuation of the Advisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2014 to profitability levels realized in 2013. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding the Investment Manager's financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory and management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits

Semiannual Report 2015
43

COLUMBIA HIGH YIELD MUNICIPAL FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the Management Agreement and the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement and the continuation of the Advisory Agreement.

Semiannual Report 2015
44

COLUMBIA HIGH YIELD MUNICIPAL FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
45

Columbia High Yield Municipal Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR161_05_F01_(01/16)

SEMIANNUAL REPORT

November 30, 2015

COLUMBIA ADAPTIVE RISK ALLOCATION FUND

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA ADAPTIVE RISK ALLOCATION FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	6
Statement of Assets and Liabilities	14
Statement of Operations	17
Statement of Changes in Net Assets	18
Financial Highlights	20
Notes to Financial Statements	29
Board Consideration and Approval of Advisory Agreement	45
Important Information About This Report	49

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA ADAPTIVE RISK ALLOCATION FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Adaptive Risk Allocation Fund (the Fund) Class A shares returned -3.74% excluding sales charges for the six-month period that ended November 30, 2015.

■  During the same time period, the Fund underperformed its Blended Benchmark, which returned -3.61%, and the Citi Three-Month U.S. Treasury Bill Index, which returned 0.01%.

Average Annual Total Returns (%) (for period ended November 30, 2015)

	Inception	6 Months Cumulative	1 Year	Life
Class A	06/19/12
Excluding sales charges		-3.74	-3.77	2.41
Including sales charges		-9.27	-9.29	0.67
Class C	06/19/12
Excluding sales charges		-4.11	-4.50	1.62
Including sales charges		-5.07	-5.44	1.62
Class K	06/19/12	-3.63	-3.66	2.50
Class R	06/19/12	-3.76	-3.95	2.17
Class R4*	10/01/14	-3.53	-3.43	2.51
Class R5	06/19/12	-3.52	-3.41	2.75
Class W	06/19/12	-3.63	-3.67	2.47
Class Y*	10/01/14	-3.52	-3.40	2.55
Class Z	06/19/12	-3.62	-3.52	2.66
Blended Benchmark		-3.61	-2.71	5.98
Citi Three-Month U.S. Treasury Bill Index		0.01	0.02	0.04

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Blended Benchmark, a weighted custom composite established by the Investment Manager, consists of a 60% weighting of the MSCI ACWI All Cap Index (Net) and a 40% weighting of the Barclays Global Aggregate Index. The MSCI ACWI All Cap Index captures large, mid, small and micro cap representation across 23 developed markets countries and large, mid and small cap representation across 23 emerging markets countries. The Barclays Global Aggregate Index is a broad-based benchmark that measures the global investment-grade fixed-rate debt markets.

The Citi Three-Month U.S. Treasury Bill Index is an unmanaged index that represents the performance of three-month Treasury bills and reflects reinvestment of all distributions and changes in market prices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI ACWI All Cap Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015

COLUMBIA ADAPTIVE RISK ALLOCATION FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Breakdown (%) (at November 30, 2015)
Alternative Investment Funds	5.6
Equity Funds	7.1
Exchange-Traded Funds	1.9
Foreign Government Obligations	4.8
Inflation-Indexed Bonds	20.3
Money Market Funds(a)	49.0
Residential Mortgage-Backed Securities — Agency	4.7
U.S. Government & Agency Obligations	0.5
U.S. Treasury Obligations	6.1
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds (amounting to $214.4 million) which have been segregated to cover obligations related to the Fund's investment in derivatives which provides exposure to multiple markets. For a description of the Fund's investments in derivatives, see Investments in Derivatives following the Portfolio of Investments, and Note 2 to the financial statements.

Market Exposure By Asset Class Categories (%)(a) (at November 30, 2015)
Equity Assets	32.0
Inflation-Hedging Assets	29.5
Spread Assets	35.9
Interest Rate Assets	35.3

(a) Percentages are based upon net assets. The percentages do not equal 100% due to the effects of leverage within the Fund's portfolio. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. The Fund's portfolio composition and its market exposure are subject to change. Inflation-Hedging Assets may include, but are not limited to, direct or indirect investments in commodity-related investments, including certain types of commodities-linked derivatives and notes, and U.S. and non-U.S. inflation-linked bonds. Interest Rate Assets generally include fixed-income securities issued by U.S. and non-U.S. governments. Spread Assets generally include any other fixed-income securities.

Portfolio Management

Jeffrey Knight, CFA

Beth Vanney, CFA

Joshua Kutin, CFA*

Toby Nangle

Orhan Imer, Ph.D. CFA

*Effective October 1, 2015, Mr. Kutin was named a Portfolio Manager of the Fund.

Semiannual Report 2015
3

COLUMBIA ADAPTIVE RISK ALLOCATION FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2015 – November 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	962.60	1,019.97	5.21	5.36	1.05
Class C	1,000.00	1,000.00	958.90	1,016.12	8.96	9.22	1.81
Class K	1,000.00	1,000.00	963.70	1,020.57	4.62	4.75	0.93
Class R	1,000.00	1,000.00	962.40	1,018.65	6.50	6.68	1.31
Class R4	1,000.00	1,000.00	964.70	1,021.23	3.97	4.09	0.80
Class R5	1,000.00	1,000.00	964.80	1,021.73	3.48	3.58	0.70
Class W	1,000.00	1,000.00	963.70	1,019.97	5.21	5.36	1.05
Class Y	1,000.00	1,000.00	964.80	1,021.94	3.28	3.37	0.66
Class Z	1,000.00	1,000.00	963.80	1,021.23	3.97	4.09	0.80

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2015
4

COLUMBIA ADAPTIVE RISK ALLOCATION FUND

UNDERSTANDING YOUR FUND'S EXPENSES (continued)

(Unaudited)

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and/or to reimburse certain expenses until September 30, 2016, unless sooner terminated at the sole discretion of the Fund's Board, such that net expenses, subject to applicable exclusions, will not exceed 1.24% for Class A, 1.99% for Class C, 1.17% for Class K, 1.49% for Class R, 0.99% for Class R4, 0.92% for Class R5, 1.24% for Class W, 0.87% for Class Y, and 0.99% for Class Z. Any amounts waived will not be reimbursed by the Fund. This change was effective October 1, 2015. If this change had been in place for the entire six month period ended November 30, 2015, the actual expenses paid would have been $5.51 for Class A, $9.21 for Class C, $5.16 for Class K, $6.75 for Class R, $4.27 for Class R4, $3.92 for Class R5, $5.51 for Class W, $3.67 for Class Y and $4.27 for Class Z; and the hypothetical expenses paid would have been $5.67 for Class A, $9.48 for Class C, $5.31 for Class K, $6.94 for Class R, $4.39 for Class R4, $4.04 for Class R5, $5.67 for Class W, $3.78 for Class Y and $4.39 for Class Z.

Semiannual Report 2015
5

COLUMBIA ADAPTIVE RISK ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

November 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 7.2%

	Shares	Value ($)
GLOBAL REAL ESTATE 7.2%
Columbia Real Estate Equity Fund, Class I Shares(a)	1,984,914	31,044,049
Total Equity Funds (Cost: $31,784,932)		31,044,049

Alternative Investment Funds 5.7%

Columbia Commodity Strategy Fund, Class I Shares(a)(b)	4,706,346	24,237,684
Total Alternative Investment Funds (Cost: $29,752,276)		24,237,684

Exchange-Traded Funds 2.0%

PowerShares DB Gold Fund(b)	108,000	3,765,960
iShares MSCI Canada ETF	201,700	4,693,559
Total Exchange-Traded Funds (Cost: $8,955,696)		8,459,519

Residential Mortgage-Backed Securities —
Agency 4.8%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c) 12/16/30	2.500%	3,750,000	3,798,633
12/10/45	3.500%	3,750,000	3,883,887
12/10/45	4.000%	3,000,000	3,182,695
12/10/45	5.000%	4,950,000	5,459,386
Government National Mortgage Association(c) 12/17/45	3.500%	4,200,000	4,379,812
Total Residential Mortgage-Backed Securities — Agency (Cost: $20,698,424)			20,704,413

Inflation-Indexed Bonds(d) 20.7%

FRANCE 2.4%
France Government Bond OAT 07/25/24	0.250%	EUR	8,124,800	9,357,525
France Government Bond OAT 07/25/40	1.800%	EUR	744,250	1,136,119
Total				10,493,644

Inflation-Indexed Bonds(d) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
GERMANY 0.9%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond 04/15/18	0.750%	EUR	2,656,275	2,903,717
Deutsche Bundesrepublik Inflation-Linked Bond 04/15/23	0.100%	EUR	672,880	767,593
Total				3,671,310
ITALY 1.1%
Italy Buoni Poliennali Del Tesoro(e) 09/15/19	2.350%	EUR	664,038	776,049
09/15/21	2.100%	EUR	649,896	777,422
09/15/24	2.350%	EUR	653,068	814,599
09/15/26	3.100%	EUR	318,075	429,695
09/15/41	2.550%	EUR	1,520,722	2,061,336
Total				4,859,101
NEW ZEALAND 0.5%
New Zealand Government Bond(e) 09/20/25	2.000%	NZD	3,092,743	2,009,967
SWEDEN 0.1%
Sweden Inflation-Linked Bond 06/01/25	1.000%	SEK	2,998,265	401,751
UNITED KINGDOM 4.4%
United Kingdom Gilt Inflation-Linked Bond(e) 03/22/29	0.125%	GBP	3,280,350	5,542,980
03/22/34	0.750%	GBP	950,207	1,850,290
03/22/44	0.125%	GBP	4,818,960	9,314,047
03/22/52	0.250%	GBP	1,072,530	2,350,169
Total				19,057,486
UNITED STATES 11.3%
U.S. Treasury Inflation-Indexed Bond 04/15/19	0.125%		9,139,230	9,112,690
01/15/21	1.125%		7,886,115	8,189,237
01/15/22	0.125%		7,621,925	7,442,490
01/15/24	0.625%		5,863,735	5,853,198
01/15/25	2.375%		2,840,243	3,266,131
01/15/27	2.375%		2,359,820	2,765,567
01/15/29	2.500%		443,308	534,013
02/15/42	0.750%		3,317,076	2,971,330
02/15/43	0.625%		4,139,760	3,572,485
02/15/45	0.750%		5,052,300	4,490,429
Total				48,197,570
Total Inflation-Indexed Bonds (Cost: $92,869,422)				88,690,829

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

COLUMBIA ADAPTIVE RISK ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

U.S. Treasury Obligations 6.3%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury 04/30/16	0.375%	6,000,000	5,999,532
10/31/18	1.750%	3,650,000	3,706,889
12/31/19	1.125%	5,400,000	5,315,836
01/31/20	1.375%	1,800,000	1,787,555
02/15/21	3.625%	1,800,000	1,967,062
02/28/21	2.000%	875,000	885,903
08/15/23	2.500%	375,000	386,851
08/15/26	6.750%	875,000	1,248,173
08/15/27	6.375%	750,000	1,060,488
11/15/40	4.250%	875,000	1,084,761
02/15/42	3.125%	1,750,000	1,810,361
08/15/43	3.625%	1,375,000	1,552,944
Total U.S. Treasury Obligations (Cost: $26,621,220)			26,806,355

U.S. Government & Agency Obligations 0.5%

Government National Mortgage Association(c) 12/17/45	3.500%	1,950,000	2,036,569
Total U.S. Government & Agency Obligations (Cost: $2,031,580)			2,036,569

Foreign Government Obligations(d) 4.9%

BELGIUM 0.7%
Belgium Government Bond(e) 06/22/24	2.600%	EUR	2,500,000	3,085,390

Foreign Government Obligations(d) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
JAPAN 1.7%
Japan Government 30-Year Bond 09/20/44	1.700%	JPY	850,000,000	7,450,930
MEXICO 0.5%
Mexican Bonos 06/10/21	6.500%	MXN	30,000,000	1,891,998
SPAIN 2.0%
Spain Government Bond(e) 01/31/22	5.850%	EUR	6,250,000	8,590,330
Total Foreign Government Obligations (Cost: $21,463,753)				21,018,648

Money Market Funds 50.1%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.184%(a)(f)	214,460,311	214,460,311
Total Money Market Funds (Cost: $214,460,311)		214,460,311
Total Investments (Cost: $448,637,614)		437,458,377
Other Assets & Liabilities, Net		(9,538,252)
Net Assets		427,920,125

At November 30, 2015, cash totaling $11,193,912 was pledged as collateral.

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at November 30, 2015

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	12/17/2015	28,775,000	EUR	30,921,356	USD	502,452	—
Barclays	12/17/2015	4,250,000	TRY	1,467,126	USD	15,336	—
Barclays	12/17/2015	1,440,761	USD	4,250,000	TRY	11,029	—
Citi	12/17/2015	3,000,000	AUD	2,107,431	USD	—	(60,310)
Citi	12/17/2015	7,400,000	CAD	5,561,192	USD	20,009	—
Citi	12/17/2015	1,300,000,000	JPY	10,589,769	USD	22,396	—
Citi	12/17/2015	2,500,000	SGD	1,757,428	USD	—	(13,982)
Citi	12/17/2015	105,372	USD	150,000	AUD	3,015	—
Citi	12/17/2015	1,217,859	USD	150,000,000	JPY	1,454	—
Credit Suisse	12/17/2015	5,500,000	DKK	792,628	USD	13,116	—

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA ADAPTIVE RISK ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at November 30, 2015 (continued)

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
HSBC	12/17/2015	5,500,000	BRL	1,433,412	USD	18,597	—
HSBC	12/17/2015	1,063,613,000	JPY	8,637,590	USD	—	(8,252)
HSBC	12/17/2015	2,500,000	NOK	288,295	USD	688	—
HSBC	12/17/2015	18,300,000	SEK	2,098,009	USD	—	(1,603)
HSBC	12/17/2015	1,438,661	USD	5,500,000	BRL	—	(23,847)
Standard Chartered	12/17/2015	18,829,700	GBP	28,331,920	USD	—	(30,014)
Standard Chartered	12/17/2015	38,000,000	HKD	4,903,669	USD	2,274	—
Standard Chartered	12/17/2015	50,211,000	MXN	2,986,634	USD	—	(38,767)
Standard Chartered	12/17/2015	1,484,164	USD	25,000,000	MXN	22,180	—
UBS	12/17/2015	4,670,000	CHF	4,647,044	USD	101,824	—
UBS	12/17/2015	14,600,000	EUR	15,689,452	USD	255,358	—
UBS	12/17/2015	2,485,000	NZD	1,616,493	USD	—	(17,407)
Total						989,728	(194,182)

Futures Contracts Outstanding at November 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
AUST 3YR BOND FUT	70	AUD	5,633,531	12/2015	—	(46,319)
CAN 10YR BOND FUT	10	CAD	1,039,500	03/2016	4,786	—
DAX INDEX FUTURE	15	EUR	4,508,232	12/2015	239,864	—
EURO BUXL 30Y BND	24	EUR	3,929,351	03/2016	—	(3,492)
Euro-BTP Future	62	EUR	9,232,427	12/2015	510,316	—
EURO-BUND FUTURE	3	EUR	507,493	03/2016	2,197	—
Euro-OAT Future	69	EUR	11,108,796	03/2016	54,327	—
LONG GILT FUTURE	61	GBP	10,816,095	03/2016	49,499	—
mini MSCI EAFE	522	USD	45,518,400	12/2015	909,716	—
mini MSCI EAFE	68	USD	5,929,600	12/2015	—	(49,113)
mini MSCI Emg Mkt	360	USD	14,760,000	12/2015	118,451	—
S&P500 EMINI FUT	559	USD	58,130,410	12/2015	3,625,353	—
S&P500 EMINI FUT	32	USD	3,327,680	12/2015	—	(399)
Short Euro-BTP Fut	20	EUR	2,383,999	12/2015	19,203	—
US 10YR NOTE (CBT)	396	USD	50,069,250	03/2016	126,131	—
US 5YR NOTE (CBT)	50	USD	5,933,984	03/2016	4,592	—
US LONG BOND(CBT)	17	USD	2,618,000	03/2016	14,844	—
US ULTRA BOND(CBT)	91	USD	14,417,812	03/2016	110,031	—
Total			249,864,560		5,789,310	(99,323)
The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA ADAPTIVE RISK ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO-BOBL FUTURE	(14)	EUR	(1,946,735)	03/2016	—	(3,298)
EURO-BUND FUTURE	(18)	EUR	(3,044,955)	03/2016	—	(13,049)
LONG GILT FUTURE	(19)	GBP	(3,368,948)	03/2016	—	(12,577)
US 10YR NOTE (CBT)	(45)	USD	(5,689,688)	03/2016	—	(14,144)
US 5YR NOTE (CBT)	(35)	USD	(4,153,789)	03/2016	—	(3,348)
US ULTRA BOND(CBT)	(21)	USD	(3,327,188)	03/2016	—	(25,467)
Total			(21,531,303)		—	(71,883)

Credit Default Swap Contracts Outstanding at November 30, 2015
Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	Markit CDX Emerging Markets Index, Series 24 Version 2	12/20/2020	1.000	3.29	4,900,000	(502,672)	480,627	9,664	—	(12,381)
Morgan Stanley*	Markit CDX North America High Yield Index, Series 25 Version 1	12/20/2020	5.000	4.49	20,000,000	(244,325)	—	197,222	—	(47,103)
Morgan Stanley*	Markit CDX North America Investment Grade Index, Series 25 Version 1	12/20/2020	1.000	0.84	20,000,000	(25,781)	—	39,444	13,663	—
Total									13,663	(59,484)

* Centrally cleared swap contract

**Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA ADAPTIVE RISK ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Total Return Swap Contracts Outstanding at November 30, 2015

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs	Total return on iShares iBoxx High Yield Corporate Bond ETF	Floating rate based on 3-month USD LIBOR-BBA minus 1.85%	12/4/2015	USD	19,169,080	—	(582,652)
Goldman Sachs	Total return on iShares iBoxx High Yield Corporate Bond ETF	Floating rate based on 3-month USD LIBOR-BBA minus 2.00%	12/7/2015	USD	15,014,486	—	(703,047)
Goldman Sachs	Total return on iShares iBoxx Investment Grade Corporate Bond ETF	Floating rate based on 3-month USD LIBOR-BBA	12/7/2015	USD	10,002,508	25,515	—
Morgan Stanley	Total return on iShares JPMorgan USD Emerging Markets Index	Floating rate based on 3-month USD LIBOR-BBA minus 3.50%	1/15/2016	USD	27,503,993	—	(217,860)
Total						25,515	(1,503,559)

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Commodity Strategy Fund, Class I Shares	31,846,778	16,535,000	(18,871,000)	241,498	29,752,276	—	—	24,237,684
Columbia Real Estate Equity Fund, Class I Shares	37,009,010	1,553,696	(6,291,000)	(486,774)	31,784,932	1,170,563	383,133	31,044,049
Columbia Short-Term Cash Fund	160,877,769	278,917,560	(225,335,018)	—	214,460,311	—	158,680	214,460,311
Total	229,733,557	297,006,256	(250,497,018)	(245,276)	275,997,519	1,170,563	541,813	269,742,044

(b)  Non-income producing investment.

(c)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(d)  Principal amounts are denominated in United States Dollars unless otherwise noted.

(e)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At November 30, 2015, the value of these securities amounted to $37,602,274 or 8.79% of net assets.

(f)  The rate shown is the seven-day current annualized yield at November 30, 2015.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA ADAPTIVE RISK ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Currency Legend

AUD   Australian Dollar

BRL   Brazilian Real

CAD   Canadian Dollar

CHF   Swiss Franc

DKK   Danish Krone

EUR   Euro

GBP   British Pound

HKD   Hong Kong Dollar

JPY   Japanese Yen

MXN   Mexican Peso

NOK   Norwegian Krone

NZD   New Zealand Dollar

SEK   Swedish Krona

SGD   Singapore Dollar

TRY   Turkish Lira

USD   US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA ADAPTIVE RISK ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	31,044,049	—	—	31,044,049
Alternative Investment Funds	24,237,684	—	—	24,237,684
Exchange-Traded Funds	8,459,519	—	—	8,459,519
Residential Mortgage-Backed Securities — Agency	—	20,704,413	—	20,704,413
Inflation-Indexed Bonds	—	88,690,829	—	88,690,829
U.S. Treasury Obligations	26,806,355	—	—	26,806,355
U.S. Government & Agency Obligations	—	2,036,569	—	2,036,569
Foreign Government Obligations	—	21,018,648	—	21,018,648
Money Market Funds	—	214,460,311	—	214,460,311
Total Investments	90,547,607	346,910,770	—	437,458,377
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	989,728	—	989,728
Futures Contracts	5,789,310	—	—	5,789,310
Swap Contracts	—	39,178	—	39,178
Liabilities
Forward Foreign Currency Exchange Contracts	—	(194,182)	—	(194,182)
Futures Contracts	(171,206)	—	—	(171,206)
Swap Contracts	—	(1,563,043)	—	(1,563,043)
Total	96,165,711	346,182,451	—	442,348,162

See the Portfolio of Investments for all investment classifications not indicated in the table.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA ADAPTIVE RISK ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The Fund's assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	160,877,769	160,877,769	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA ADAPTIVE RISK ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $172,640,095)	$167,716,333
Affiliated issuers (identified cost $275,997,519)	269,742,044
Total investments (identified cost $448,637,614)	437,458,377
Foreign currency (identified cost $1,420,355)	1,425,131
Cash collateral held at broker	1,534,000
Margin deposits	9,659,912
Unrealized appreciation on forward foreign currency exchange contracts	989,728
Unrealized appreciation on swap contracts	25,515
Receivable for:
Capital shares sold	1,603,110
Dividends	30,803
Interest	1,347,162
Foreign tax reclaims	5,034
Variation margin	129,865
Expense reimbursement due from Investment Manager	2,111
Prepaid expenses	3,102
Trustees' deferred compensation plan	8,501
Other assets	7,810
Total assets	454,230,161
Liabilities
Due to custodian	3
Unrealized depreciation on forward foreign currency exchange contracts	194,182
Unrealized depreciation on swap contracts	1,515,940
Premiums received on outstanding swap contracts	480,627
Payable for:
Investments purchased on a delayed delivery basis	22,755,946
Capital shares purchased	757,707
Variation margin	459,140
Investment management fees	23,146
Distribution and/or service fees	11,876
Transfer agent fees	43,163
Plan administration fees	1
Chief compliance officer expenses	19
Other expenses	59,785
Trustees' deferred compensation plan	8,501
Total liabilities	26,310,036
Net assets applicable to outstanding capital stock	$427,920,125

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA ADAPTIVE RISK ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

November 30, 2015 (Unaudited)

Represented by
Paid-in capital	$443,768,002
Excess of distributions over net investment income	(1,094,728)
Accumulated net realized loss	(8,377,401)
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(4,923,762)
Investments — affiliated issuers	(6,255,475)
Foreign currency translations	(86,296)
Forward foreign currency exchange contracts	795,546
Futures contracts	5,618,104
Swap contracts	(1,523,865)
Total — representing net assets applicable to outstanding capital stock	$427,920,125
Class A
Net assets	$162,116,910
Shares outstanding	16,554,080
Net asset value per share	$9.79
Maximum offering price per share(a)	$10.39
Class C
Net assets	$60,413,025
Shares outstanding	6,310,293
Net asset value per share	$9.57
Class K
Net assets	$2,652
Shares outstanding	270
Net asset value per share(b)	$9.81
Class R
Net assets	$257,735
Shares outstanding	26,496
Net asset value per share	$9.73
Class R4
Net assets	$10,854,723
Shares outstanding	1,102,041
Net asset value per share	$9.85
Class R5
Net assets	$1,303,860
Shares outstanding	132,210
Net asset value per share	$9.86
Class W
Net assets	$173,015,243
Shares outstanding	17,645,232
Net asset value per share	$9.81

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA ADAPTIVE RISK ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

November 30, 2015 (Unaudited)

Class Y
Net assets	$2,432
Shares outstanding	246
Net asset value per share(b)	$9.87
Class Z
Net assets	$19,953,545
Shares outstanding	2,026,814
Net asset value per share	$9.84

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

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16

COLUMBIA ADAPTIVE RISK ALLOCATION FUND

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$166,765
Dividends — affiliated issuers	541,813
Interest	979,898
Foreign taxes withheld	(1,799)
Total income	1,686,677
Expenses:
Investment management fees	1,431,085
Distribution and/or service fees
Class A	220,156
Class C	295,884
Class R	384
Class W	211,128
Transfer agent fees
Class A	142,037
Class C	47,792
Class R	124
Class R4	9,334
Class R5	399
Class W	136,207
Class Z	17,006
Plan administration fees
Class K	3
Compensation of board members	11,896
Custodian fees	27,117
Printing and postage fees	47,533
Registration fees	90,631
Audit fees	17,751
Legal fees	7,910
Chief compliance officer expenses	99
Other	5,814
Total expenses	2,720,290
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(236,129)
Expense reductions	(40)
Total net expenses	2,484,121
Net investment loss	(797,444)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(3,350,210)
Investments — affiliated issuers	(245,276)
Capital gain distributions from underlying affiliated funds	1,170,563
Foreign currency translations	(103,151)
Forward foreign currency exchange contracts	3,195,363
Futures contracts	(8,526,744)
Options purchased	(314,712)
Options contracts written	1,439
Swap contracts	639,137
Net realized loss	(7,533,591)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(1,680,705)
Investments — affiliated issuers	(5,570,200)
Foreign currency translations	61,163
Forward foreign currency exchange contracts	846,978
Futures contracts	1,038,423
Swap contracts	(3,117,911)
Net change in unrealized depreciation	(8,422,252)
Net realized and unrealized loss	(15,955,843)
Net decrease in net assets from operations	$(16,753,287)

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA ADAPTIVE RISK ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015(a)
Operations
Net investment loss	$(797,444)	$(988,253)
Net realized gain (loss)	(7,533,591)	3,155,082
Net change in unrealized depreciation	(8,422,252)	(1,611,956)
Net increase (decrease) in net assets resulting from operations	(16,753,287)	554,873
Distributions to shareholders
Net investment income
Class A	—	(15,795)
Class K	—	(5)
Class R4	—	(19,603)
Class R5	—	(1,192)
Class W	—	(115,976)
Class Y	—	(11)
Class Z	—	(17,288)
Net realized gains
Class A	—	(420,284)
Class C	—	(122,589)
Class K	—	(48)
Class R	—	(1,570)
Class R4	—	(112,812)
Class R5	—	(4,985)
Class W	—	(3,086,005)
Class Y	—	(44)
Class Z	—	(99,486)
Total distributions to shareholders	—	(4,017,693)
Increase in net assets from capital stock activity	13,467,846	237,224,074
Total increase (decrease) in net assets	(3,285,441)	233,761,254
Net assets at beginning of period	431,205,566	197,444,312
Net assets at end of period	$427,920,125	$431,205,566
Excess of distributions over net investment income	$(1,094,728)	$(297,284)

(a) Class R4 and Class Y shares are based on operations from October 1, 2014 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
18

COLUMBIA ADAPTIVE RISK ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	4,477,183	44,200,380	17,144,145	175,750,190
Distributions reinvested	—	—	41,129	415,816
Redemptions	(4,638,493)	(45,377,422)	(1,180,923)	(12,081,431)
Net increase (decrease)	(161,310)	(1,177,042)	16,004,351	164,084,575
Class C shares
Subscriptions	1,729,182	16,762,794	5,276,583	53,187,065
Distributions reinvested	—	—	12,303	122,541
Redemptions	(670,629)	(6,459,731)	(78,314)	(790,418)
Net increase	1,058,553	10,303,063	5,210,572	52,519,188
Class R shares
Subscriptions	13,767	134,950	28,912	295,000
Distributions reinvested	—	—	151	1,522
Redemptions	(1,733)	(17,262)	(14,871)	(150,755)
Net increase	12,034	117,688	14,192	145,767
Class R4 shares
Subscriptions	474,409	4,733,418	1,173,638	12,174,146
Distributions reinvested	—	—	13,041	132,364
Redemptions	(460,114)	(4,466,850)	(98,933)	(1,019,360)
Net increase	14,295	266,568	1,087,746	11,287,150
Class R5 shares
Subscriptions	22,431	224,694	167,304	1,715,426
Distributions reinvested	—	—	603	6,117
Redemptions	(51,321)	(505,760)	(9,335)	(95,898)
Net increase (decrease)	(28,890)	(281,066)	158,572	1,625,645
Class W shares
Subscriptions	2,112,312	20,714,580	2,225,843	22,852,770
Distributions reinvested	—	—	316,084	3,201,931
Redemptions	(1,598,215)	(15,712,349)	(3,283,557)	(33,716,457)
Net increase (decrease)	514,097	5,002,231	(741,630)	(7,661,756)
Class Y shares
Subscriptions	—	—	246	2,500
Net increase	—	—	246	2,500
Class Z shares
Subscriptions	368,797	3,680,223	2,095,595	21,567,975
Distributions reinvested	—	—	11,499	116,597
Redemptions	(447,243)	(4,443,819)	(631,221)	(6,463,567)
Net increase (decrease)	(78,446)	(763,596)	1,475,873	15,221,005
Total net increase	1,330,333	13,467,846	23,209,922	237,224,074

(a) Class R4 and Class Y shares are based on operations from October 1, 2014 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA ADAPTIVE RISK ALLOCATION FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended November 30, 2015		Year Ended May 31,
Class A	(Unaudited)		2015		2014	2013(a)
Per share data
Net asset value, beginning of period	$10.17		$10.24		$10.06	$10.00
Income from investment operations:
Net investment income (loss)	(0.01)		(0.04)		0.01	(0.04)
Net realized and unrealized gain (loss)	(0.37)		0.14		0.65	0.47
Increase from payment by affiliate	—		0.01		—	—
Total from investment operations	(0.38)		0.11		0.66	0.43
Less distributions to shareholders:
Net investment income	—		(0.00	)(b)	—	(0.14)
Net realized gains	—		(0.18)		(0.48)	(0.23)
Total distributions to shareholders	—		(0.18)		(0.48)	(0.37)
Net asset value, end of period	$9.79		$10.17		$10.24	$10.06
Total return	(3.74%)		1.13	%(c)	7.07%	4.15%
Ratios to average net assets(d)
Total gross expenses	1.16	%(e)	1.23%		2.01%	2.97	%(e)
Total net expenses(f)	1.05	%(e)(g)	1.06%		0.75%	0.60	%(e)
Net investment income (loss)	(0.28	%)(e)	(0.35%)		0.14%	(0.42	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$162,117		$169,978		$7,281	$8,139
Portfolio turnover	91%		256%		303%	76%

Notes to Financial Highlights

(a)  Based on operations from June 19, 2012 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.07%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
20

COLUMBIA ADAPTIVE RISK ALLOCATION FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class C	(Unaudited)		2015		2014	2013(a)
Per share data
Net asset value, beginning of period	$9.98		$10.11		$10.03	$10.00
Income from investment operations:
Net investment loss	(0.05)		(0.11)		(0.06)	(0.12)
Net realized and unrealized gain (loss)	(0.36)		0.15		0.62	0.48
Increase from payment by affiliate	—		0.01		—	—
Total from investment operations	(0.41)		0.05		0.56	0.36
Less distributions to shareholders:
Net investment income	—		—		—	(0.10)
Net realized gains	—		(0.18)		(0.48)	(0.23)
Total distributions to shareholders	—		(0.18)		(0.48)	(0.33)
Net asset value, end of period	$9.57		$9.98		$10.11	$10.03
Total return	(4.11%)		0.48	%(b)	6.07%	3.43%
Ratios to average net assets(c)
Total gross expenses	1.92	%(d)	1.98%		2.76%	3.69	%(d)
Total net expenses(e)	1.81	%(d)(f)	1.81%		1.50%	1.33	%(d)
Net investment loss	(1.05	%)(d)	(1.11%)		(0.65%)	(1.19	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$60,413		$52,406		$416	$1,387
Portfolio turnover	91%		256%		303%	76%

Notes to Financial Highlights

(a)  Based on operations from June 19, 2012 (commencement of operations) through the stated period end.

(b)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.07%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
21

COLUMBIA ADAPTIVE RISK ALLOCATION FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class K	(Unaudited)		2015		2014	2013(a)
Per share data
Net asset value, beginning of period	$10.18		$10.25		$10.06	$10.00
Income from investment operations:
Net investment income (loss)	(0.01)		(0.03)		0.03	(0.04)
Net realized and unrealized gain (loss)	(0.36)		0.15		0.64	0.47
Increase from payment by affiliate	—		0.01		—	—
Total from investment operations	(0.37)		0.13		0.67	0.43
Less distributions to shareholders:
Net investment income	—		(0.02)		—	(0.14)
Net realized gains	—		(0.18)		(0.48)	(0.23)
Total distributions to shareholders	—		(0.20)		(0.48)	(0.37)
Net asset value, end of period	$9.81		$10.18		$10.25	$10.06
Total return	(3.63%)		1.25	%(b)	7.18%	4.13%
Ratios to average net assets(c)
Total gross expenses	1.08	%(d)	1.10%		1.79%	2.90	%(d)
Total net expenses(e)	0.93	%(d)	0.84%		0.63%	0.63	%(d)
Net investment income (loss)	(0.17	%)(d)	(0.27%)		0.35%	(0.37	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$3		$3		$3	$3
Portfolio turnover	91%		256%		303%	76%

Notes to Financial Highlights

(a)  Based on operations from June 19, 2012 (commencement of operations) through the stated period end.

(b)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.07%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA ADAPTIVE RISK ALLOCATION FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class R	(Unaudited)		2015		2014	2013(a)
Per share data
Net asset value, beginning of period	$10.11		$10.20		$10.05	$10.00
Income from investment operations:
Net investment loss	(0.03)		(0.08)		(0.01)	(0.07)
Net realized and unrealized gain (loss)	(0.35)		0.16		0.64	0.47
Increase from payment by affiliate	—		0.01		—	—
Total from investment operations	(0.38)		0.09		0.63	0.40
Less distributions to shareholders:
Net investment income	—		—		—	(0.12)
Net realized gains	—		(0.18)		(0.48)	(0.23)
Total distributions to shareholders	—		(0.18)		(0.48)	(0.35)
Net asset value, end of period	$9.73		$10.11		$10.20	$10.05
Total return	(3.76%)		0.87	%(b)	6.77%	3.90%
Ratios to average net assets(c)
Total gross expenses	1.42	%(d)	1.48%		2.26%	3.14	%(d)
Total net expenses(e)	1.31	%(d)(f)	1.32%		1.00%	0.87	%(d)
Net investment loss	(0.61	%)(d)	(0.83%)		(0.14%)	(0.74	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$258		$146		$3	$3
Portfolio turnover	91%		256%		303%	76%

Notes to Financial Highlights

(a)  Based on operations from June 19, 2012 (commencement of operations) through the stated period end.

(b)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.07%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA ADAPTIVE RISK ALLOCATION FUND

FINANCIAL HIGHLIGHTS (continued)

Class R4	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015(a)
Per share data
Net asset value, beginning of period	$10.21		$10.13
Income from investment operations:
Net investment income (loss)	(0.00	)(b)	(0.02)
Net realized and unrealized gain (loss)	(0.36)		0.31
Total from investment operations	(0.36)		0.29
Less distributions to shareholders:
Net investment income	—		(0.03)
Net realized gains	—		(0.18)
Total distributions to shareholders	—		(0.21)
Net asset value, end of period	$9.85		$10.21
Total return	(3.53%)		2.87%
Ratios to average net assets(c)
Total gross expenses	0.91	%(d)	0.99	%(d)
Total net expenses(e)	0.80	%(d)(f)	0.82	%(d)
Net investment loss	(0.03	%)(d)	(0.30	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$10,855		$11,110
Portfolio turnover	91%		256%

Notes to Financial Highlights

(a)  Based on operations from October 1, 2014 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
24

COLUMBIA ADAPTIVE RISK ALLOCATION FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class R5	(Unaudited)		2015		2014	2013(a)
Per share data
Net asset value, beginning of period	$10.22		$10.29		$10.07	$10.00
Income from investment operations:
Net investment income (loss)	0.00	(b)	(0.01)		0.07	(0.03)
Net realized and unrealized gain (loss)	(0.36)		0.15		0.63	0.48
Increase from payment by affiliate	—		0.01		—	—
Total from investment operations	(0.36)		0.15		0.70	0.45
Less distributions to shareholders:
Net investment income	—		(0.04)		—	(0.15)
Net realized gains	—		(0.18)		(0.48)	(0.23)
Total distributions to shareholders	—		(0.22)		(0.48)	(0.38)
Net asset value, end of period	$9.86		$10.22		$10.29	$10.07
Total return	(3.52%)		1.48	%(c)	7.47%	4.37%
Ratios to average net assets(d)
Total gross expenses	0.80	%(e)	0.86%		1.54%	2.66	%(e)
Total net expenses(f)	0.70	%(e)	0.69%		0.38%	0.38	%(e)
Net investment income (loss)	0.09	%(e)	(0.14%)		0.68%	(0.25	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$1,304		$1,647		$26	$3
Portfolio turnover	91%		256%		303%	76%

Notes to Financial Highlights

(a)  Based on operations from June 19, 2012 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.07%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
25

COLUMBIA ADAPTIVE RISK ALLOCATION FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class W	(Unaudited)		2015		2014	2013(a)
Per share data
Net asset value, beginning of period	$10.18		$10.25		$10.06	$10.00
Income from investment operations:
Net investment income (loss)	(0.01)		(0.04)		0.05	(0.04)
Net realized and unrealized gain (loss)	(0.36)		0.14		0.62	0.47
Increase from payment by affiliate	—		0.01		—	—
Total from investment operations	(0.37)		0.11		0.67	0.43
Less distributions to shareholders:
Net investment income	—		(0.00	)(b)	—	(0.14)
Net realized gains	—		(0.18)		(0.48)	(0.23)
Total distributions to shareholders	—		(0.18)		(0.48)	(0.37)
Net asset value, end of period	$9.81		$10.18		$10.25	$10.06
Total return	(3.63%)		1.13	%(c)	7.18%	4.15%
Ratios to average net assets(d)
Total gross expenses	1.16	%(e)	1.25%		2.01%	2.90	%(e)
Total net expenses(f)	1.05	%(e)(g)	0.96%		0.75%	0.62	%(e)
Net investment income (loss)	(0.28	%)(e)	(0.37%)		0.62%	(0.42	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$173,015		$174,418		$183,246	$3
Portfolio turnover	91%		256%		303%	76%

Notes to Financial Highlights

(a)  Based on operations from June 19, 2012 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.07%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA ADAPTIVE RISK ALLOCATION FUND

FINANCIAL HIGHLIGHTS (continued)

Class Y	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015(a)
Per share data
Net asset value, beginning of period	$10.23		$10.15
Income from investment operations:
Net investment income (loss)	0.00	(b)	(0.02)
Net realized and unrealized gain (loss)	(0.36)		0.32
Total from investment operations	(0.36)		0.30
Less distributions to shareholders:
Net investment income	—		(0.04)
Net realized gains	—		(0.18)
Total distributions to shareholders	—		(0.22)
Net asset value, end of period	$9.87		$10.23
Total return	(3.52%)		2.98%
Ratios to average net assets(c)
Total gross expenses	0.78	%(d)	0.85	%(d)
Total net expenses(e)	0.66	%(d)	0.65	%(d)
Net investment income (loss)	0.07	%(d)	(0.28	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$2		$3
Portfolio turnover	91%		256%

Notes to Financial Highlights

(a)  Based on operations from October 1, 2014 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
27

COLUMBIA ADAPTIVE RISK ALLOCATION FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2015		Year Ended May 31,
Class Z	(Unaudited)		2015		2014	2013(a)
Per share data
Net asset value, beginning of period	$10.21		$10.28		$10.07	$10.00
Income from investment operations:
Net investment income (loss)	(0.00	)(b)	(0.02)		0.04	(0.02)
Net realized and unrealized gain (loss)	(0.37)		0.15		0.65	0.47
Increase from payment by affiliate	—		0.01		—	—
Total from investment operations	(0.37)		0.14		0.69	0.45
Less distributions to shareholders:
Net investment income	—		(0.03)		—	(0.15)
Net realized gains	—		(0.18)		(0.48)	(0.23)
Total distributions to shareholders	—		(0.21)		(0.48)	(0.38)
Net asset value, end of period	$9.84		$10.21		$10.28	$10.07
Total return	(3.62%)		1.37	%(c)	7.37%	4.39%
Ratios to average net assets(d)
Total gross expenses	0.91	%(e)	0.99%		1.76%	2.66	%(e)
Total net expenses(f)	0.80	%(e)(g)	0.78%		0.50%	0.35	%(e)
Net investment income (loss)	(0.02	%)(e)	(0.17%)		0.41%	(0.17	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$19,954		$21,494		$6,470	$5,156
Portfolio turnover	91%		256%		303%	76%

Notes to Financial Highlights

(a)  Based on operations from June 19, 2012 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.07%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA ADAPTIVE RISK ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

November 30, 2015 (Unaudited)

Note 1. Organization

Columbia Adaptive Risk Allocation Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund invests significantly in Class I shares of affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates (affiliated underlying funds) as well as third-party advised (unaffiliated) funds, including exchange-traded funds (Underlying Funds).

For information on the Underlying Funds, please refer to the Fund's current prospectus and the prospectuses of the Underlying Funds.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities and exchange-traded funds are valued at the close of business of the New York Stock

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Exchange (NYSE). Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.

Investments in the Underlying Funds are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the NYSE on the valuation date.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the NYSE.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net

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NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the

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NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities, to shift foreign currency exposure back to U.S. dollars, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark and/or to recover an underweight country exposure in its portfolio and to generate total return through long and short currency positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark, manage exposure to movements in interest rates and to manage exposure to the securities market and maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to decrease the Fund's exposure to equity

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NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

market risk and to increase return on investments and protect gains. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

Contracts and premiums associated with options contracts written for the six months ended November 30, 2015 are as follows:

	Puts
	Contracts	Premiums ($)
Balance at June 1, 2015	—	—
Opened	208	103,368
Closed	208	103,368
Balance at November 30, 2015	—	—

Swap Contracts

Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund's counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the counterparty because the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

Credit Default Swap Contracts

The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to

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NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness, as determined by the Investment Manager.

Interest Rate Swap Contracts

The Fund entered into interest rate swap transactions to gain exposure to or protect itself from market rate changes and to synthetically add or subtract principal exposure to a market. These instruments may be used for other purposes in future periods. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the effective date). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will

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NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty.

The Fund attempts to mitigate counterparty credit risk by entering into interest rate swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the agreement between the Fund and such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty.

Total Return Swap Contracts

The Fund entered into total return swap contracts to manage long or short exposure to the total return on a specified reference security in return for periodic payments based on a fixed or variable interest rate, and to manage long or short exposure to the total return on a reference security index in return for periodic payments based on a fixed or variable interest rate. These instruments may be used for other purposes in future periods. Total return swap contracts may be used to obtain exposure to an underlying reference security, instrument, or other asset or index or market without owning, taking physical custody of, or short selling any such security, instrument or asset in a market.

Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses).

Total return swap contracts may be subject to liquidity risk, which exists when a particular swap contract is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swap contracts are subject to the risk associated with the investment in the underlying reference security, instrument or asset. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference security, instrument or asset. This risk may be offset if the Fund holds any of the underlying reference security, instrument or asset. The risk in the case of long total return swap contracts is limited to the current notional amount of the total return swap contract.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

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NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at November 30, 2015:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	13,663	*
Equity risk	Net assets — unrealized appreciation on futures contracts	4,893,384	*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	989,728
Interest rate risk	Net assets — unrealized appreciation on futures contracts	895,926	*
Interest rate risk	Net assets — unrealized appreciation on swap contracts	25,515	*
Total		6,818,216
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	59,484	*
Credit risk	Premiums received on outstanding swap contracts	480,627
Equity risk	Net assets — unrealized depreciation on futures contracts	49,511	*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	194,182
Interest rate risk	Net assets — unrealized depreciation on futures contracts	121,695	*
Interest rate risk	Net assets — unrealized depreciation on swap contracts	1,503,559	*
Total		2,409,058

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended November 30, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Written ($)	Options Contracts Purchased ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	—	—	(190,664)	(190,664)
Equity risk	—	(10,311,270)	1,439	(314,712)	—	(10,624,543)
Foreign exchange risk	3,195,363	—	—	—	—	3,195,363
Interest rate risk	—	1,784,526	—	—	829,801	2,614,327
Total	3,195,363	(8,526,744)	1,439	(314,712)	639,137	(5,005,517)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	(1,002,910)	(1,002,910)
Equity risk	—	258,246	—	258,246
Foreign exchange risk	846,978	—	—	846,978
Interest rate risk	—	780,177	(2,115,001)	(1,334,824)
Total	846,978	1,038,423	(3,117,911)	(1,232,510)

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NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended November 30, 2015:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	250,453,013
Futures contracts — Short	13,393,173
Credit default swap contracts — sell protection	58,625,000
Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	563,537	(122,134)
Interest rate swap contracts	335,672	—
Total return swap contracts	12,758	(1,216,633)

*Based on the ending quarterly outstanding amounts for the six months ended November 30, 2015.

Asset- and Mortgage-Backed Securities

The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

Offsetting of Assets and Liabilities

The following table presents the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of November 30, 2015:

	Barclays ($)	Citi ($)	Credit Suisse ($)	Goldman Sachs International ($)	HSBC ($)	Morgan Stanley(e) ($)	Morgan Stanley(e) ($)	Standard Chartered ($)	UBS ($)	Total ($)
Assets
Centrally cleared credit default swap contracts(a)	—	—	—	—	—	45,652	—	—	—	45,652
Forward foreign currency exchange contracts	528,817	46,874	13,116	—	19,285	—	—	24,454	357,182	989,728
OTC total return swap contracts(b)	—	—	—	25,515	—	—	—	—	—	25,515
Total Assets	528,817	46,874	13,116	25,515	19,285	45,652	—	24,454	357,182	1,060,895
Liabilities
Forward foreign currency exchange contracts	—	74,292	—	—	33,702	—	—	68,781	17,407	194,182
OTC credit default swap contracts(b)	—	493,008	—	—	—	—	—	—	—	493,008
OTC total return swap contracts(b)	—	—	—	1,285,699	—	—	217,860	—	—	1,503,559
Total Liabilities	—	567,300	—	1,285,699	33,702	—	217,860	68,781	17,407	2,190,749

Semiannual Report 2015
37

COLUMBIA ADAPTIVE RISK ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

	Barclays ($)	Citi ($)	Credit Suisse ($)	Goldman Sachs International ($)	HSBC ($)	Morgan Stanley(e) ($)	Morgan Stanley(e) ($)	Standard Chartered ($)	UBS ($)	Total ($)
Total Financial and Derivative Net Assets	528,817	(520,426)	13,116	(1,260,184)	(14,417)	45,652	(217,860)	(44,327)	339,775	(1,129,854)
Total collateral received (pledged)(c)		(513,000)	—	(750,000)	—	45,652	(217,860)	—	—	(1,435,208)
Net Amount(d)	528,817	(7,426)	13,116	(510,184)	(14,417)	—	—	(44,327)	339,775	305,354

(a) Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.

(b) Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.

(c) In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(d) Represents the net amount due from/(to) counterparties in the event of default.

(e) Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is

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38

COLUMBIA ADAPTIVE RISK ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncements

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective October 1, 2015, the Fund entered into a Management Agreement with the Investment Manager. Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) a fee that declines from 0.06% to 0.03%, depending on asset levels, on assets invested in affiliated mutual funds, exchange-traded funds and closed-end funds that pay an investment advisory fee to the Investment Manager, (ii) a fee that declines from 0.16% to 0.13%, depending on asset levels, on assets invested in exchange-traded funds and mutual funds that are not managed by the Investment Manager or its affiliates and (iii) a fee that declines from 0.76% to 0.63%, depending on asset levels, on assets invested in securities, instruments and other assets not described above, including affiliated mutual funds, exchange-traded funds and closed-end funds advised by the Investment Manager that do not pay an investment advisory fee, third party closed-end funds, derivatives and individual securities. The annualized effective management services fee rate for the six months ended November 30, 2015 was 0.65% of the Fund's average daily net assets.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds (also referred to as "acquired funds") in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Prior to October 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from June 1, 2015 through September 30, 2015, the investment advisory services fee paid to the Investment Manager was $869,670, and the administrative services fee paid to the Investment Manager was $88,584.

Participating Affiliates

The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. Such coordination may include functional leadership of the business (the "Global" business). From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund.

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39

COLUMBIA ADAPTIVE RISK ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

These Participating Affiliates will provide services to the Investment Manager (or any affiliated investment subadviser to the Fund as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or similar inter-company arrangements and the Fund will pay no additional fees and expenses as a result of any such arrangements.

These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.

Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund's prospectus and Statement of Additional Information (SAI), may provide such services to the Fund on behalf of the Investment Manager.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class Y shares do not pay transfer agency fees.

For the six months ended November 30, 2015, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.16%
Class C	0.16
Class K	0.02
Class R	0.16
Class R4	0.16
Class R5	0.05
Class W	0.16
Class Z	0.16

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2015, these minimum account balance fees reduced total expenses of the Fund by $40.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of

Semiannual Report 2015
40

COLUMBIA ADAPTIVE RISK ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class A, Class C, Class R and Class W shares of the Fund, respectively.

Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $253,585 for Class A, and $14,826 for Class C shares for the six months ended November 30, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, so that the Fund's net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	October 1, 2015 through September 30, 2016	Prior to October 1, 2015
Class A	1.24%	1.16%
Class C	1.99	1.91
Class K	1.17	1.04
Class R	1.49	1.41
Class R4	0.99	0.91
Class R5	0.92	0.79
Class W	1.24	1.16
Class Y	0.87	0.74
Class Z	0.99	0.91

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

Semiannual Report 2015
41

COLUMBIA ADAPTIVE RISK ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

At November 30, 2015, the cost of investments for federal income tax purposes was approximately $448,638,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$272,000
Unrealized depreciation	(11,452,000)
Net unrealized depreciation	$(11,180,000)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $218,897,317 and $278,652,136, respectively, for the six months ended November 30, 2015, of which $167,293,662 and $166,687,019, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund significantly invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended November 30, 2015.

Note 8. Significant Risks

Shareholder Concentration Risk

At November 30, 2015, affiliated shareholders of record owned 83.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Commodity-Related Investment Risk

The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Exposure to commodities and commodities markets may subject the value of the Fund's investments to greater volatility than other types of investments. Commodities investments may also subject the Fund to counterparty risk and liquidity risk. The Fund may make commodity-related investments through one or more wholly-owned subsidiaries organized outside the U.S. that are generally not subject to U.S. laws (including securities laws) and their protections.

Semiannual Report 2015
42

COLUMBIA ADAPTIVE RISK ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

Derivatives Risk

Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Leverage Risk

Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund's net asset value even greater and thus result in increased volatility of returns. Because short sales involve borrowing securities and then selling them, the Fund's short sales effectively leverage the Fund's assets. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but also exaggerates the Fund's risk of loss. There can be no guarantee that a leveraging strategy will be successful.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 7 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of

Semiannual Report 2015
43

COLUMBIA ADAPTIVE RISK ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
44

COLUMBIA ADAPTIVE RISK ALLOCATION FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT

On June 10, 2015, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Investment Management Services Agreement (the Advisory Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Adaptive Risk Allocation Fund (the Fund), a series of the Trust. The Board and the Independent Trustees also unanimously approved an agreement (the Management Agreement and, together with the Advisory Agreement, the Agreements) combining the Advisory Agreement and the Fund's existing administrative services agreement (the Administrative Services Agreement) in a single agreement. The Board and the Independent Trustees approved the restatement of the Advisory Agreement with the Management Agreement to be effective for the Fund on October 1, 2015. As detailed below, the Board's Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the Management Agreement and the continuation of the Advisory Agreement.

In connection with their deliberations regarding the approval of the Management Agreement and the continuation of the Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 3, 2015, April 29, 2015 and June 9, 2015 and at Board meetings held on March 4, 2015 and June 10, 2015. In addition, the Board considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2015, the Committee recommended that the Board approve the Management Agreement and the continuation of the Advisory Agreement. On June 10, 2015, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement and the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the Management Agreement and the continuation of the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the Management Agreement and the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund through September 30, 2016 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•  The terms and conditions of the Agreements;
Semiannual Report 2015
45

COLUMBIA ADAPTIVE RISK ALLOCATION FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement1 and agreements with respect to the provision of distribution and transfer agency services to the Fund;

•  Descriptions of various functions performed by the Investment Manager under the Agreements, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Agreements

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Agreements and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board also determined that the nature and level of the services to be provided under the Management Agreement would not decrease relative to the services provided under the Advisory Agreement and the Administrative Services Agreement. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. In evaluating the nature, extent and quality of services provided under the Agreements, the Committee and the Board considered that these services were provided to the Fund, rather than directly to Fund shareholders. The Committee and the Board accordingly affirmed, after considering various other matters, including the potential benefits to the Fund and its shareholders of the Independent Trustees' important role as pre-suit gatekeepers with respect to claims that they may determine are meritless or contrary to the Fund's best interests, that it was not the intention of the Board or the Investment Manager that there be any third-party beneficiaries of the Agreements. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

1 Like the Advisory Agreement, the Administrative Services Agreement terminated with respect to the Fund once the Management Agreement became effective for the Fund.

Semiannual Report 2015
46

COLUMBIA ADAPTIVE RISK ALLOCATION FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons.

The Committee and the Board noted that, through December 31, 2014, the Fund's performance was in the fourth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-year period.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement and the approval of the Management Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board also considered that the proposed management fee would not exceed the sum of the fee rates payable under the Advisory Agreement and the Administrative Services Agreement. The Committee and the Board considered data provided by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2014, the Fund's actual management fee and net expense ratio are both ranked in the first quintile (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services provided to comparable unaffiliated funds. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory/management fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the approval of the Management Agreement and continuation of the Advisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their

Semiannual Report 2015
47

COLUMBIA ADAPTIVE RISK ALLOCATION FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2014 to profitability levels realized in 2013. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding the Investment Manager's financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment management fee schedule for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the Management Agreement and the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement and the continuation of the Advisory Agreement.

Semiannual Report 2015
48

COLUMBIA ADAPTIVE RISK ALLOCATION FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.

Semiannual Report 2015
49

Columbia Adaptive Risk Allocation Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR214_05_F01_(01/16)

SEMIANNUAL REPORT

November 30, 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $471 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of September 30, 2015. Source: Ameriprise Q3 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of September 30, 2015 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of September 2015 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Consolidated Portfolio of Investments	6
Consolidated Statement of Assets and Liabilities	32
Consolidated Statement of Operations	34
Consolidated Statement of Changes in Net Assets	35
Consolidated Financial Highlights	37
Notes to Consolidated Financial Statements	44
Board Consideration and Approval of Advisory Agreement	61
Important Information About This Report	65

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Diversified Absolute Return Fund (the Fund) Class A shares returned -2.77% excluding sales charges for the six-month period that ended November 30, 2015.

■  The Fund underperformed its benchmark, the Citi One-Month U.S. Treasury Bill Index, which returned 0.00% for the same time period.

Average Annual Total Returns (%) (for period ended November 30, 2015)

	Inception	6 Months Cumulative	Life
Class A	02/19/15
Excluding sales charges		-2.77	-1.80
Including sales charges		-8.40	-7.45
Class C	02/19/15
Excluding sales charges		-3.17	-2.40
Including sales charges		-4.14	-3.38
Class I	02/19/15	-2.57	-1.50
Class R4	02/19/15	-2.67	-1.60
Class R5	02/19/15	-2.67	-1.60
Class W	02/19/15	-2.77	-1.80
Class Z	02/19/15	-2.67	-1.60
Citi One-Month U.S. Treasury Bill Index		0.00	0.01

Returns for Class A are shown with and without the maximum initial sales charge of 5.75% Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

The Citi One-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of one-month Treasury bills.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Jeffrey Knight, CFA

Kent Peterson, Ph.D.

Brian Virginia

William Landes, Ph.D.

Joshua Kutin, CFA*

*Effective October 1, 2015, Mr. Kutin was named a Portfolio Manager of the Fund.

Portfolio Breakdown — Long Positions (%) (at November 30, 2015)
Asset-Backed Securities — Non-Agency	0.4
Commercial Mortgage-Backed Securities — Non-Agency	1.0
Common Stocks	36.0
Corporate Bonds & Notes	2.2
Exchange-Traded Funds	0.7
Foreign Government Obligations	3.8
Inflation-Indexed Bonds	7.9
Options Purchased Puts	0.0	(a)
Residential Mortgage-Backed Securities — Agency	0.1
Residential Mortgage-Backed Securities — Non-Agency	0.7
U.S. Treasury Obligations	1.2
Short-Term Investments Segregated in Connection with Open Derivatives Contracts(b)	72.9
Total	126.9

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

(b) Includes investments in Money Market Funds (amounting to $95.8 million) which have been segregated to cover obligations relating to the Fund's investment in derivatives which provide exposure to multiple markets. For a description of the Fund's investments in derivatives, see Investments in Derivatives following the Consolidated Portfolio of Investments and Note 2 to the Notes to Consolidated Financial Statements.

Portfolio Breakdown — Short Positions (%) (at November 30, 2015)
Common Stocks	(26.9)
Total	(26.9)

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Market Exposure Through Derivatives Investments (% of notional exposure) (at November 30, 2015)(a)
Fixed Income Derivative Contracts	29.8
Equity Derivative Contracts	56.2
Foreign Currency Derivative Contracts	14.0
Total Notional Market Value of Derivative Contracts	100.0

(a) The Fund has market exposure (long and/or short) to fixed income and equity asset classes and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund's investments in derivatives, see Investments in Derivatives following the Consolidated Portfolio of Investments, and Note 2 to the consolidated financial statements.

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2015 – November 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	972.30	1,014.86	10.27	10.49	2.06
Class C	1,000.00	1,000.00	968.30	1,011.22	13.83	14.13	2.78
Class I	1,000.00	1,000.00	974.30	1,016.53	8.63	8.82	1.73
Class R4	1,000.00	1,000.00	973.30	1,016.28	8.88	9.07	1.78
Class R5	1,000.00	1,000.00	973.30	1,016.28	8.88	9.07	1.78
Class W	1,000.00	1,000.00	972.30	1,014.96	10.17	10.39	2.04
Class Z	1,000.00	1,000.00	973.30	1,016.33	8.83	9.02	1.77

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

November 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 29.4%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 4.8%
Auto Components 0.1%
Magna International, Inc., Class A(a)	2,915	132,458
Visteon Corp.(a)(b)	689	82,618
Total		215,076
Diversified Consumer Services 0.2%
ServiceMaster Global Holdings, Inc.(a)(b)	7,247	271,618
Hotels, Restaurants & Leisure 0.4%
Darden Restaurants, Inc.	3,599	202,156
Norwegian Cruise Line Holdings Ltd.(a)(b)	7,817	449,008
Total		651,164
Household Durables 0.4%
Jarden Corp.(a)(b)	3,228	150,683
Newell Rubbermaid, Inc.(a)	9,140	408,193
Total		558,876
Internet & Catalog Retail 1.1%
Amazon.com, Inc.(a)(b)	1,523	1,012,490
Ctrip.com International Ltd., ADR(b)	1,895	202,784
Expedia, Inc.(a)	1,417	174,447
Lands' End, Inc.(a)(b)	15,250	366,610
Total		1,756,331
Media 1.1%
Cinemark Holdings, Inc.(a)	10,520	365,044
Comcast Corp., Class A(a)	12,457	758,133
DISH Network Corp., Class A(a)(b)	9,038	566,773
Liberty Global PLC, Class A(a)(b)	3,676	155,899
Total		1,845,849
Multiline Retail 0.2%
Burlington Stores, Inc.(a)(b)	2,207	106,179
Hudson's Bay Co.	5,362	84,840
Target Corp.(a)	2,419	175,377
Total		366,396
Specialty Retail 0.9%
Best Buy Co., Inc.	2,961	94,100
Cabela's, Inc.(a)(b)	6,430	301,374
Foot Locker, Inc.(a)	2,004	130,260
GameStop Corp., Class A(a)	5,295	185,484
Home Depot, Inc. (The)(a)	2,953	395,348
Williams-Sonoma, Inc.	6,225	394,229
Total		1,500,795

Common Stocks (continued)

Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.4%
lululemon athletica, Inc.(a)(b)	2,015	96,357
Nike, Inc., Class B	1,432	189,425
Ralph Lauren Corp.	1,665	206,810
Sequential Brands Group, Inc.(a)(b)	9,657	86,430
Total		579,022
Total Consumer Discretionary		7,745,127
CONSUMER STAPLES 1.0%
Beverages 0.3%
Anheuser-Busch InBev SA/NV, ADR(a)	635	81,572
Dr. Pepper Snapple Group, Inc.(a)	1,116	100,161
Molson Coors Brewing Co., Class B(a)	902	83,011
PepsiCo, Inc.(a)	1,827	182,992
Total		447,736
Food & Staples Retailing 0.2%
CVS Health Corp.(a)	1,365	128,433
Kroger Co. (The)	5,303	199,711
SYSCO Corp.(a)	1,571	64,568
Total		392,712
Food Products 0.3%
Mead Johnson Nutrition Co.(a)	800	64,472
Mondelez International, Inc., Class A(a)	2,978	130,019
Pilgrim's Pride Corp.(a)	11,303	243,354
Tyson Foods, Inc., Class A(a)	768	38,400
Total		476,245
Personal Products —%
Nu Skin Enterprises, Inc., Class A(a)	764	26,641
Tobacco 0.2%
Altria Group, Inc.(a)	2,239	128,966
Philip Morris International, Inc.(a)	1,969	172,071
Total		301,037
Total Consumer Staples		1,644,371
ENERGY 1.6%
Energy Equipment & Services 0.4%
Halliburton Co.(a)	10,351	412,487
Transocean Ltd.(a)	14,535	208,723
Weatherford International PLC(a)(b)	6,548	70,784
Total		691,994

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 1.2%
Anadarko Petroleum Corp.(a)	1,068	63,973
BP PLC, ADR	5,113	176,910
Canadian Natural Resources Ltd.(a)	4,123	99,777
ConocoPhillips(a)	1,546	83,561
EOG Resources, Inc.	927	77,340
Exxon Mobil Corp.(a)	6,365	519,766
Kinder Morgan, Inc.	4,402	103,755
Marathon Petroleum Corp.(a)	1,365	79,730
Noble Energy, Inc.(a)	1,730	63,439
Occidental Petroleum Corp.(a)	1,119	84,585
Royal Dutch Shell PLC, ADR, Class A	1,366	67,972
Suncor Energy, Inc.(a)	2,709	74,768
Valero Energy Corp.(a)	1,175	84,435
Williams Companies, Inc. (The)(a)	1,630	59,593
World Fuel Services Corp.(a)	665	28,987
WPX Energy, Inc.(a)(b)	21,105	181,081
Total		1,849,672
Total Energy		2,541,666
FINANCIALS 4.3%
Banks 1.1%
Citigroup, Inc.(a)	3,820	206,624
Fifth Third Bancorp(a)	10,023	207,175
PacWest Bancorp	3,726	175,197
PNC Financial Services Group, Inc. (The)	5,295	505,725
Umpqua Holdings Corp.(a)	13,361	239,429
Wells Fargo & Co.(a)	7,915	436,117
Total		1,770,267
Capital Markets 0.8%
Affiliated Managers Group, Inc.(b)	1,114	197,434
Charles Schwab Corp. (The)(a)	7,864	265,096
Goldman Sachs Group, Inc. (The)(a)	1,535	291,681
Invesco Ltd.(a)	12,028	405,223
Morgan Stanley(a)	6,267	214,958
Total		1,374,392
Consumer Finance 0.5%
Capital One Financial Corp.(a)	6,355	498,931
Navient Corp.(a)	9,315	110,942
Synchrony Financial(a)(b)	5,679	180,762
Total		790,635

Common Stocks (continued)

Issuer	Shares	Value ($)
Diversified Financial Services 0.3%
Berkshire Hathaway, Inc., Class B(a)(b)	1,446	193,894
Voya Financial, Inc.(a)	5,377	218,844
Total		412,738
Insurance 0.9%
Aflac, Inc.(a)	3,040	198,330
Assured Guaranty Ltd.(a)	9,101	240,630
Everest Re Group Ltd.(a)	423	78,018
Marsh & McLennan Companies, Inc.(a)	5,745	317,699
MetLife, Inc.	3,878	198,127
Prudential Financial, Inc.(a)	2,334	202,008
XL Group PLC	5,467	208,730
Total		1,443,542
Real Estate Investment Trusts (REITs) 0.5%
Alexandria Real Estate Equities, Inc.(a)	3,210	295,609
CBL & Associates Properties, Inc.(a)	12,046	157,441
Empire State Realty Trust, Inc., Class A(a)	9,337	171,707
Four Corners Property Trust, Inc.(b)	1	13
Mack-Cali Realty Corp.(a)	8,325	195,638
Total		820,408
Thrifts & Mortgage Finance 0.2%
Radian Group, Inc.(a)	24,504	349,182
Total Financials		6,961,164
HEALTH CARE 5.9%
Biotechnology 3.0%
Alexion Pharmaceuticals, Inc.(a)(b)	635	113,309
Alkermes PLC(a)(b)	1,284	94,194
AMAG Pharmaceuticals, Inc.(b)	1,353	36,017
Arrowhead Research Corp.(a)(b)	55,350	349,812
Biogen, Inc.(a)(b)	554	158,920
Bluebird Bio, Inc.(a)(b)	6,030	535,163
Blueprint Medicines Corp.(a)(b)	14,961	346,497
Curis, Inc.(b)	145,805	399,506
Dynavax Technologies Corp.(a)(b)	15,965	445,264
Incyte Corp.(a)(b)	2,236	255,441
Novavax, Inc.(a)(b)	50,533	432,562
Regulus Therapeutics, Inc.(b)	49,060	494,034
Spark Therapeutics, Inc.(b)	6,795	392,683

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Ultragenyx Pharmaceutical, Inc.(a)(b)	3,784	372,043
Vertex Pharmaceuticals, Inc.(a)(b)	2,975	384,846
Total		4,810,291
Health Care Equipment & Supplies 0.5%
Cooper Companies, Inc. (The)	836	122,265
DENTSPLY International, Inc.(a)	620	37,609
Medtronic PLC(a)	9,348	704,279
Total		864,153
Health Care Providers & Services 1.2%
Aetna, Inc.(a)	3,220	330,855
AmerisourceBergen Corp.(a)	2,568	253,308
Centene Corp.(a)(b)	6,500	375,375
CIGNA Corp.(a)	2,431	328,136
Health Net, Inc.(a)(b)	3,975	251,458
Laboratory Corp. of America Holdings(a)(b)	2,192	266,416
McKesson Corp.(a)	631	119,480
Total		1,925,028
Life Sciences Tools & Services 0.1%
Thermo Fisher Scientific, Inc.(a)	1,646	227,806
Pharmaceuticals 1.1%
Allergan PLC(a)(b)	504	158,200
Bristol-Myers Squibb Co.(a)	6,565	439,921
Endo International PLC(a)(b)	6,452	396,669
Impax Laboratories, Inc.(a)(b)	1,728	76,136
Mallinckrodt PLC(b)	759	51,544
Merck & Co., Inc.(a)	3,347	177,424
Pfizer, Inc.(a)	6,806	223,033
Teva Pharmaceutical Industries Ltd., ADR	2,606	163,995
Total		1,686,922
Total Health Care		9,514,200
INDUSTRIALS 3.9%
Aerospace & Defense 1.0%
Honeywell International, Inc.(a)	2,275	236,486
Huntington Ingalls Industries, Inc.(a)	1,192	156,057
Lockheed Martin Corp.(a)	2,801	613,867
Northrop Grumman Corp.(a)	2,757	513,794
Spirit AeroSystems Holdings, Inc., Class A(a)(b)	973	51,034
Total		1,571,238

Common Stocks (continued)

Issuer	Shares	Value ($)
Air Freight & Logistics 0.1%
United Parcel Service, Inc., Class B(a)	1,317	135,664
Airlines 0.5%
Alaska Air Group, Inc.(a)	5,519	440,030
Delta Air Lines, Inc.(a)	4,169	193,692
United Continental Holdings, Inc.(b)	3,429	191,098
Total		824,820
Building Products 0.1%
Fortune Brands Home & Security, Inc.(a)	1,778	97,736
USG Corp.(a)(b)	4,534	109,179
Total		206,915
Commercial Services & Supplies 0.2%
Republic Services, Inc.	6,870	301,799
Electrical Equipment 0.1%
Rockwell Automation, Inc.	1,905	202,768
Industrial Conglomerates 0.1%
Carlisle Companies, Inc.(a)	1,422	125,776
Machinery 1.1%
FANUC Corp., ADR(a)	13,355	397,311
IDEX Corp.(a)	5,060	398,728
Ingersoll-Rand PLC(a)	8,236	483,206
Lincoln Electric Holdings, Inc.(a)	4,124	232,800
Navistar International Corp.(a)(b)	1,830	26,554
Snap-On, Inc.(a)	1,095	188,515
Total		1,727,114
Professional Services 0.1%
Dun & Bradstreet Corp. (The)	1,510	162,763
Road & Rail 0.6%
CSX Corp.(a)	13,705	389,633
JB Hunt Transport Services, Inc.(a)	2,015	157,654
Kansas City Southern(a)	1,776	161,474
Union Pacific Corp.	4,280	359,306
Total		1,068,067
Total Industrials		6,326,924
INFORMATION TECHNOLOGY 6.5%
Communications Equipment 0.5%
Cisco Systems, Inc.(a)	7,986	217,618
F5 Networks, Inc.(a)(b)	1,987	204,661
Palo Alto Networks, Inc.(a)(b)	1,773	332,154
Total		754,433

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Internet Software & Services 1.4%
Alphabet, Inc., Class A(a)(b)	777	592,734
Alphabet, Inc., Class C(a)(b)	821	609,675
eBay, Inc.(a)(b)	7,536	222,990
HomeAway, Inc.(b)	6,850	242,216
Rackspace Hosting, Inc.(a)(b)	7,837	224,295
VeriSign, Inc.(a)(b)	3,282	293,542
Total		2,185,452
IT Services 0.7%
EPAM Systems, Inc.(a)(b)	4,460	351,136
Global Payments, Inc.	2,414	171,032
PayPal Holdings, Inc.(a)(b)	10,602	373,826
Visa, Inc., Class A(a)	2,576	203,530
Total		1,099,524
Semiconductors & Semiconductor Equipment 1.5%
Cypress Semiconductor Corp.(a)	23,765	257,137
Maxim Integrated Products, Inc.(a)	1,271	49,277
NVIDIA Corp.(a)	7,010	222,357
ON Semiconductor Corp.(a)(b)	47,590	521,587
Qorvo, Inc.(a)(b)	12,001	696,898
Silicon Laboratories, Inc.(a)(b)	2,604	140,903
Skyworks Solutions, Inc.(a)	7,367	611,608
Total		2,499,767
Software 1.7%
Activision Blizzard, Inc.(a)	12,810	482,425
Electronic Arts, Inc.(a)(b)	7,238	490,664
Salesforce.com, inc.(a)(b)	6,805	542,290
SolarWinds, Inc.(a)(b)	4,563	266,616
Tableau Software, Inc., Class A(a)(b)	6,882	667,761
Workday, Inc., Class A(a)(b)	2,952	247,112
Total		2,696,868
Technology Hardware, Storage & Peripherals 0.7%
Apple, Inc.(a)	5,514	652,306
Diebold, Inc.(a)	5,887	204,102
Electronics for Imaging, Inc.(a)(b)	5,611	275,388
Total		1,131,796
Total Information Technology		10,367,840

Common Stocks (continued)

Issuer	Shares	Value ($)
MATERIALS 0.8%
Chemicals 0.6%
Albemarle Corp.(a)	1,154	61,808
Dow Chemical Co. (The)(a)	2,127	110,880
Eastman Chemical Co.	952	69,163
EI du Pont de Nemours & Co.	953	64,175
LyondellBasell Industries NV, Class A(a)	2,278	218,278
Monsanto Co.(a)	863	82,123
PPG Industries, Inc.(a)	844	89,245
Westlake Chemical Corp.(a)	3,334	200,207
Total		895,879
Containers & Packaging —%
Sonoco Products Co.(a)	1,172	51,357
Metals & Mining 0.1%
Alcoa, Inc.	4,216	39,462
Freeport-McMoRan, Inc.(a)	2,994	24,491
Nucor Corp.(a)	571	23,668
Steel Dynamics, Inc.(a)	1,839	31,980
Total		119,601
Paper & Forest Products 0.1%
Domtar Corp.(a)	5,909	242,801
Total Materials		1,309,638
TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
CenturyLink, Inc.(a)	5,456	146,930
Total Telecommunication Services		146,930
UTILITIES 0.5%
Electric Utilities 0.3%
American Electric Power Co., Inc.(a)	1,052	58,922
Entergy Corp.(a)	3,433	228,741
ITC Holdings Corp.(a)	2,072	76,415
Xcel Energy, Inc.(a)	1,554	55,416
Total		419,494
Gas Utilities —%
Atmos Energy Corp.(a)	337	20,999
Multi-Utilities 0.2%
Ameren Corp.(a)	1,729	75,661
DTE Energy Co.(a)	875	70,429

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
NiSource, Inc.(a)	1,087	20,859
PG&E Corp.(a)	448	23,623
Public Service Enterprise Group, Inc.(a)	5,046	197,299
Total		387,871
Total Utilities		828,364
Total Common Stocks (Cost: $46,515,696)		47,386,224

Corporate Bonds & Notes 1.8%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE —%
L-3 Communications Corp. 05/28/24	3.950%	25,000	23,756
AUTOMOTIVE —%
American Axle & Manufacturing, Inc. 02/15/19	5.125%	25,000	25,313
Fiat Chrysler Automobiles NV 04/15/20	4.500%	10,000	10,050
Schaeffler Holding Finance BV PIK(c) 08/15/18	6.875%	25,000	25,781
Total			61,144
BANKING —%
Ally Financial, Inc. 11/18/19	3.750%	36,000	35,820
BUILDING MATERIALS —%
Nortek, Inc. 04/15/21	8.500%	22,000	22,770
USG Corp.(c) 11/01/21	5.875%	25,000	26,187
Total			48,957
CABLE AND SATELLITE 0.1%
CCO Holdings LLC/Capital Corp. 03/15/21	5.250%	30,000	31,050
CCO Safari II LLC(c) 07/23/20	3.579%	10,000	10,050
Cablevision Systems Corp. 09/15/17	8.625%	24,000	25,320
Hughes Satellite Systems Corp. 06/15/19	6.500%	16,000	17,320

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Media Secured Finance PLC 01/15/21	5.250%	25,000	26,500
Total			110,240
CHEMICALS 0.1%
Ashland, Inc. 04/15/18	3.875%	29,000	29,689
LYB International Finance BV 03/15/44	4.875%	50,000	48,032
PQ Corp.(c) 11/01/18	8.750%	25,000	24,750
Total			102,471
CONSTRUCTION MACHINERY —%
CNH Industrial Capital LLC 02/01/17	3.250%	22,000	21,808
CONSUMER CYCLICAL SERVICES —%
ADT Corp. (The) 03/15/20	5.250%	11,000	11,523
Service Corp. International 11/15/20	4.500%	34,000	34,467
Total			45,990
CONSUMER PRODUCTS —%
Spectrum Brands, Inc. 11/15/20	6.375%	24,000	25,500
Tempur Sealy International, Inc. 12/15/20	6.875%	24,000	25,350
Total			50,850
ELECTRIC 0.3%
DTE Energy Co. 12/01/23	3.850%	100,000	103,210
Dominion Resources, Inc. 12/01/44	4.700%	50,000	49,014
IPALCO Enterprises, Inc. 07/15/20	3.450%	25,000	24,625
NRG Energy, Inc. 01/15/18	7.625%	25,000	26,000
Pacific Gas & Electric Co. 08/15/24	3.400%	100,000	101,451
Progress Energy, Inc. 04/01/22	3.150%	100,000	99,056
Total			403,356

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FINANCE COMPANIES 0.1%
AerCap Aviation Solutions BV 05/30/17	6.375%	33,000	34,237
Aircastle Ltd. 04/15/17	6.750%	25,000	26,188
CIT Group, Inc. 03/15/18	5.250%	24,000	24,900
Navient Corp. 06/15/18	8.450%	22,000	23,089
OneMain Financial Holdings, Inc.(c) 12/15/19	6.750%	28,000	29,330
Total			137,744
FOOD AND BEVERAGE 0.1%
Aramark Services, Inc. 03/15/20	5.750%	25,000	26,000
ConAgra Foods, Inc. 01/25/23	3.200%	54,000	51,620
Constellation Brands, Inc. 11/15/19	3.875%	34,000	35,190
Kraft Heinz Co. (The)(c) 07/15/45	5.200%	50,000	52,031
Molson Coors Brewing Co. 05/01/42	5.000%	50,000	48,553
Total			213,394
GAMING —%
GLP Capital LP/Financing II, Inc. 11/01/18	4.375%	25,000	25,656
MGM Resorts International 03/01/18	11.375%	22,000	25,795
Total			51,451
HEALTH CARE 0.1%
CHS/Community Health Systems, Inc. 08/15/18	5.125%	23,000	23,460
HCA, Inc. 10/15/19	4.250%	30,000	30,525
Tenet Healthcare Corp.(c)(d) 06/15/20	3.837%	22,000	21,697
Universal Health Services, Inc.(c) 08/01/19	3.750%	23,000	23,460
Total			99,142

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HEALTHCARE INSURANCE —%
Wellcare Health Plans, Inc. 11/15/20	5.750%	24,000	24,950
HOME CONSTRUCTION 0.1%
CalAtlantic Group, Inc. 05/15/18	8.375%	15,000	16,875
D.R. Horton, Inc. 02/15/20	4.000%	35,000	35,577
Lennar Corp. 11/15/19	4.500%	34,000	34,850
Toll Brothers Finance Corp. 11/01/19	6.750%	38,000	42,465
Total			129,767
INDEPENDENT ENERGY 0.1%
Continental Resources, Inc. 06/01/44	4.900%	65,000	46,957
Woodside Finance Ltd.(c) 03/05/25	3.650%	50,000	45,327
Total			92,284
INTEGRATED ENERGY —%
Cenovus Energy, Inc. 09/15/42	4.450%	8,000	6,311
LEISURE —%
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 03/15/21	5.250%	26,000	26,650
LIFE INSURANCE 0.1%
Five Corners Funding Trust(c) 11/15/23	4.419%	100,000	105,134
LODGING —%
Choice Hotels International, Inc. 08/28/20	5.700%	30,000	32,100
MEDIA AND ENTERTAINMENT 0.1%
21st Century Fox America, Inc. 09/15/44	4.750%	50,000	49,635
Nielsen Finance LLC/Co. 10/01/20	4.500%	33,000	33,536
Scripps Networks Interactive, Inc. 06/15/25	3.950%	50,000	47,965
Sky PLC(c) 11/26/22	3.125%	50,000	48,938

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Univision Communications, Inc.(c) 09/15/22	6.750%	25,000	25,906
Total			205,980
MIDSTREAM 0.1%
Columbia Pipeline Group, Inc.(c) 06/01/45	5.800%	56,000	52,610
Enterprise Products Operating LLC 05/15/46	4.900%	50,000	44,621
Kinder Morgan Energy Partners LP 03/01/43	5.000%	50,000	35,130
Williams Partners LP 09/15/45	5.100%	50,000	36,019
Total			168,380
NATURAL GAS —%
Sempra Energy 06/15/24	3.550%	50,000	50,242
PACKAGING 0.1%
Reynolds Group Issuer, Inc./LLC 08/15/19	7.875%	39,000	40,511
Silgan Holdings, Inc. 04/01/20	5.000%	35,000	35,744
Total			76,255
PAPER —%
Graphic Packaging International, Inc. 04/15/21	4.750%	30,000	30,638
PHARMACEUTICALS —%
Valeant Pharmaceuticals International, Inc.(c) 08/15/18	6.750%	9,000	8,775
RAILROADS —%
Canadian Pacific Railway Co. 08/01/45	4.800%	50,000	49,236
RETAILERS 0.1%
Dollar Tree, Inc.(c) 03/01/20	5.250%	34,000	35,190
L Brands, Inc. 04/01/21	6.625%	25,000	28,062
Total			63,252
TECHNOLOGY 0.1%
Equinix, Inc. 04/01/20	4.875%	25,000	25,625

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
First Data Corp.(c) 11/01/20	6.750%	27,000	28,384
NXP BV/Funding LLC(c) 06/15/20	4.125%	26,000	25,902
Total			79,911
TRANSPORTATION SERVICES —%
ERAC U.S.A. Finance LLC(c) 02/15/45	4.500%	50,000	46,770
WIRELESS 0.1%
Rogers Communications, Inc. 03/15/43	4.500%	48,000	45,422
SBA Telecommunications, Inc. 07/15/20	5.750%	24,000	25,051
Sprint Communications, Inc.(c) 11/15/18	9.000%	10,000	10,800
T-Mobile USA, Inc. 04/28/20	6.542%	26,000	26,845
Total			108,118
WIRELINES 0.1%
AT&T, Inc. 06/15/45	4.350%	50,000	43,641
CenturyLink, Inc. 06/15/17	5.150%	26,000	26,780
Level 3 Financing, Inc. 06/01/20	7.000%	25,000	26,375
Verizon Communications, Inc. 11/01/42	3.850%	90,000	75,969
Total			172,765
Total Corporate Bonds & Notes (Cost: $2,910,239)			2,883,641

Residential Mortgage-Backed Securities — Agency —%

Federal Home Loan Mortgage Corp. CMO IO Series 326 Class S2(d)(e) 03/15/44	5.753%	88,075	20,553
Government National Mortgage Association CMO IO Series 2014-190 Class AI(e) 12/20/38	3.500%	285,664	45,936
Total Residential Mortgage-Backed Securities — Agency (Cost: $67,504)			66,489

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Residential Mortgage-Backed Securities —
Non-Agency 0.6%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American General Mortgage Loan Trust CMO Series 2010-1A Class A3(c) 03/25/58	5.650%	214,023	215,413
Credit Suisse Mortgage Capital Certificates(c)(d) CMO Series 2014-RPL4 Class A1 08/25/62	3.625%	230,351	226,519
CMO Series 2014-RPL4 Class A2 08/25/62	4.399%	500,000	482,318
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $922,989)			924,250

Commercial Mortgage-Backed Securities —
Non-Agency 0.8%

American Homes 4 Rent(c) Series 2015-SFR1 Class A 04/17/52	3.467%	247,383	244,639
American Homes 4 Rent(c)(d) Series 2014-SFR1 Class E 06/17/31	2.750%	250,000	238,096
Banc of America Merrill Lynch Re-Remic Trust Series 2014-FRR7 Class A(c)(d) 10/26/44	2.471%	500,000	491,924
Rialto Real Estate Fund LLC Series 2015-LT7 Class A(c) 12/25/32	3.000%	187,797	187,755
VFC LLC Series 2015-3 Class A(c) 12/20/31	2.750%	104,893	104,805
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $1,280,266)			1,267,219

Asset-Backed Securities — Non-Agency 0.4%

Oak Hill Advisors Residential Loan Trust Series 2015-NPL1 Class A1(c)(d) 01/25/55	3.475%	580,401	578,827
Total Asset-Backed Securities — Non-Agency (Cost: $579,016)			578,827

Inflation-Indexed Bonds(f) 6.5%

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
FRANCE 0.7%
France Government Bond OAT 07/25/24	0.250%	EUR	914,040	1,052,722
France Government Bond OAT 07/25/40	1.800%	EUR	80,150	122,351
Total				1,175,073
GERMANY 0.3%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond 04/15/18	0.750%	EUR	297,503	325,216
Deutsche Bundesrepublik Inflation-Linked Bond 04/15/23	0.100%	EUR	77,640	88,569
Total				413,785
ITALY 0.5%
Italy Buoni Poliennali Del Tesoro(c) 09/15/19	2.350%	EUR	77,471	90,539
09/15/21	2.100%	EUR	75,821	90,699
09/15/24	2.350%	EUR	70,330	87,726
09/15/26	3.100%	EUR	161,158	217,712
09/15/41	2.550%	EUR	173,797	235,582
Total				722,258
MEXICO 0.1%
Mexican Udibonos 11/15/40	4.000%	MXN	2,144,211	136,273
NEW ZEALAND 0.1%
New Zealand Government Bond(c) 09/20/25	2.000%	NZD	360,820	234,496
SWEDEN —%
Sweden Inflation-Linked Bond 06/01/25	1.000%	SEK	349,798	46,871
UNITED KINGDOM 1.4%
United Kingdom Gilt Inflation-Linked Bond(c) 03/22/29	0.125%	GBP	382,708	646,681
03/22/34	0.750%	GBP	106,200	206,797
03/22/44	0.125%	GBP	556,858	1,076,290
03/22/52	0.250%	GBP	117,978	258,518
Total				2,188,286
UNITED STATES 3.4%
U.S. Treasury Inflation-Indexed Bond 04/15/19	0.125%		1,035,779	1,032,771
01/15/21	1.125%		902,824	937,526
01/15/22	0.125%		872,579	852,037

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Inflation-Indexed Bonds(f) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/15/24	0.625%	667,956	666,756
01/15/25	2.375%	321,894	370,162
01/15/27	2.375%	271,379	318,040
01/15/29	2.500%	55,414	66,752
02/15/42	0.750%	379,094	339,581
02/15/43	0.625%	470,898	406,370
02/15/45	0.750%	581,015	516,399
Total			5,506,394
Total Inflation-Indexed Bonds (Cost: $10,543,911)			10,423,436

U.S. Treasury Obligations 1.0%

U.S. Treasury 04/30/16	0.375%	340,000	339,974
10/31/18	1.750%	200,000	203,117
12/31/19	1.125%	305,000	300,246
01/31/20	1.375%	95,000	94,343
02/15/21	3.625%	95,000	103,817
02/28/21	2.000%	50,000	50,623
08/15/23	2.500%	20,000	20,632
05/15/25	2.125%	70,000	69,404
08/15/26	6.750%	50,000	71,324
08/15/27	6.375%	40,000	56,560
11/15/40	4.250%	50,000	61,986
02/15/42	3.125%	95,000	98,277
08/15/43	3.625%	75,000	84,706
05/15/45	3.000%	85,000	84,920
Total U.S. Treasury Obligations (Cost: $1,647,616)			1,639,929

Foreign Government Obligations(f)(g) 3.1%

AUSTRALIA 0.1%
Australia Government Bond 10/21/19	2.750%	AUD	170,000	125,546
Australia Government Bond(c) 04/21/25	3.250%	AUD	89,000	66,374
Total				191,920
BELGIUM 0.1%
Belgium Government Bond(c) 06/22/24	2.600%	EUR	150,000	185,123
COLOMBIA 0.1%
Colombia Government International Bond 03/21/23	4.375%	COP	280,000,000	74,345
06/28/27	9.850%	COP	293,000,000	106,868
Total				181,213

Foreign Government Obligations(f)(g) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
ITALY 0.2%
Italy Buoni Poliennali Del Tesoro 11/01/26	7.250%	EUR	192,000	319,062
MEXICO 1.1%
Mexican Bonos 06/10/21	6.500%	MXN	2,000,000	126,133
12/07/23	8.000%	MXN	5,000,000	339,697
12/05/24	10.000%	MXN	4,850,000	371,132
11/23/34	7.750%	MXN	14,570,000	975,099
Total				1,812,061
NEW ZEALAND 0.5%
New Zealand Government Bond(c) 04/15/27	4.500%	NZD	1,182,000	845,899
PORTUGAL 0.1%
Portugal Obrigacoes do Tesouro OT(c) 10/15/25	2.875%	EUR	107,000	118,419
ROMANIA 0.5%
Romania Government Bond 02/24/25	4.750%	RON	2,870,000	744,918
SPAIN 0.4%
Spain Government Bond(c) 01/31/22	5.850%	EUR	350,000	481,058
10/31/25	2.150%	EUR	155,000	172,936
Total				653,994
Total Foreign Government Obligations (Cost: $5,331,708)				5,052,609

Exchange-Traded Funds 0.5%

	Shares	Value ($)
iShares US Real Estate ETF	11,450	861,154
Total Exchange-Traded Funds (Cost: $860,638)		861,154

Options Purchased Puts —%

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value ($)
Put — OTC 5-Year Interest Rate Swap(h)	670,000	2.15	09/09/16	5,592
Total Options Purchased Puts (Cost: $9,196)				5,592

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Money Market Funds 59.5%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.184%(i)(j)	95,809,592	95,809,592
Total Money Market Funds (Cost: $95,809,592)		95,809,592
Total Investments (Cost: $166,478,371)		166,898,962
Investments Sold Short (22.0)%
Common Stocks (22.0)%
Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY (3.5)%
Auto Components (0.1)%
BorgWarner, Inc.	(2,034)	(86,832)
Diversified Consumer Services (0.1)%
H&R Block, Inc.	(5,465)	(200,511)
Hotels, Restaurants & Leisure (0.7)%
Cheesecake Factory, Inc. (The)	(9,317)	(439,110)
Chipotle Mexican Grill, Inc.(b)	(202)	(117,069)
Dunkin' Brands Group, Inc.	(4,765)	(202,132)
Las Vegas Sands Corp.	(1,153)	(50,801)
Marriott International, Inc., Class A	(1,279)	(90,694)
Restaurant Brands International, Inc.	(2,046)	(74,863)
Texas Roadhouse, Inc.	(2,061)	(72,135)
Wynn Resorts Ltd.	(1,918)	(120,393)
Total		(1,167,197)
Internet & Catalog Retail (0.1)%
Netflix, Inc.(b)	(1,469)	(181,172)
Leisure Products —%
Hasbro, Inc.	(670)	(48,970)
Media (0.6)%
Omnicom Group, Inc.	(1,209)	(89,369)
Regal Entertainment Group, Class A	(26,081)	(489,019)
Thomson Reuters Corp.	(2,535)	(102,262)
Walt Disney Co. (The)	(956)	(108,477)
WPP PLC, ADR	(817)	(94,347)
Total		(883,474)

Investments Sold Short (continued)

Common Stocks (continued)

Issuer	Shares	Value ($)
Multiline Retail (1.0)%
Dillard's, Inc., Class A	(2,610)	(195,750)
Dollar Tree, Inc.(b)	(1,838)	(138,696)
Kohl's Corp.	(12,370)	(582,998)
Macy's, Inc.	(9,204)	(359,692)
Target Corp.	(4,140)	(300,150)
Total		(1,577,286)
Specialty Retail (0.7)%
Abercrombie & Fitch Co., Class A	(7,535)	(192,670)
AutoZone, Inc.(b)	(375)	(293,914)
CarMax, Inc.(b)	(2,612)	(149,668)
Dick's Sporting Goods, Inc.	(10,065)	(392,837)
Tiffany & Co.	(821)	(65,417)
Urban Outfitters, Inc.(b)	(1,151)	(25,782)
Total		(1,120,288)
Textiles, Apparel & Luxury Goods (0.2)%
Carter's, Inc.	(839)	(72,347)
Michael Kors Holdings Ltd.(b)	(2,502)	(107,636)
Under Armour, Inc., Class A(b)	(1,683)	(145,108)
Total		(325,091)
Total Consumer Discretionary		(5,590,821)
CONSUMER STAPLES (0.4)%
Beverages (0.1)%
Brown-Forman Corp., Class B	(338)	(34,658)
Monster Beverage Corp.(b)	(606)	(93,694)
Total		(128,352)
Food & Staples Retailing —%
Wal-Mart Stores, Inc.	(1,924)	(113,208)
Food Products (0.1)%
Campbell Soup Co.	(812)	(42,419)
Hershey Co. (The)	(417)	(35,991)
Hormel Foods Corp.	(640)	(47,949)
Kraft Heinz Co. (The)	(531)	(39,130)
McCormick & Co., Inc.	(486)	(41,757)
Total		(207,246)
Household Products (0.1)%
Church & Dwight Co., Inc.	(393)	(33,708)
Clorox Co. (The)	(354)	(44,002)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Investments Sold Short (continued)

Common Stocks (continued)

Issuer	Shares	Value ($)
Colgate-Palmolive Co.	(539)	(35,402)
Procter & Gamble Co. (The)	(522)	(39,066)
Total		(152,178)
Personal Products (0.1)%
Edgewell Personal Care Co.	(1,558)	(125,419)
Total Consumer Staples		(726,403)
ENERGY (1.1)%
Energy Equipment & Services (0.5)%
Core Laboratories NV	(156)	(18,431)
Diamond Offshore Drilling	(1,344)	(30,415)
Ensco PLC, Class A	(2,134)	(36,534)
Nabors Industries Ltd.	(3,859)	(39,014)
Noble Corp. PLC	(2,557)	(33,931)
Patterson-UTI Energy, Inc.	(2,730)	(44,281)
Precision Drilling Corp.	(8,874)	(38,247)
Rowan Companies PLC, Class A	(11,827)	(240,443)
SEACOR Holdings, Inc.(b)	(4,210)	(239,044)
Total		(720,340)
Oil, Gas & Consumable Fuels (0.6)%
Apache Corp.	(937)	(46,082)
Cenovus Energy, Inc.	(6,444)	(95,371)
Cheniere Energy, Inc.(b)	(2,166)	(102,993)
Chevron Corp.	(1,285)	(117,346)
Cobalt International Energy, Inc.(b)	(15,536)	(114,500)
Continental Resources, Inc.(b)	(597)	(21,671)
Encana Corp.	(5,920)	(49,373)
Marathon Oil Corp.	(2,437)	(42,672)
Oasis Petroleum, Inc.(b)	(1,663)	(19,108)
Oneok, Inc.	(1,150)	(33,902)
Pioneer Natural Resources Co.	(1,679)	(243,035)
Total SA, ADR	(2,270)	(112,252)
Whiting Petroleum Corp.(b)	(984)	(16,246)
Total		(1,014,551)
Total Energy		(1,734,891)
FINANCIALS (3.0)%
Banks (0.9)%
First Horizon National Corp.	(16,155)	(240,225)

Investments Sold Short (continued)

Common Stocks (continued)

Issuer	Shares	Value ($)
First Republic Bank	(2,132)	(146,810)
People's United Financial	(8,319)	(139,343)
Synovus Financial Corp.	(20,597)	(687,528)
Toronto-Dominion Bank (The)	(6,283)	(256,472)
Total		(1,470,378)
Capital Markets (0.7)%
Artisan Partners Asset Management, Inc., Class A	(3,159)	(123,485)
LPL Financial Holdings, Inc.	(7,440)	(342,091)
T Rowe Price Group, Inc.	(5,110)	(389,127)
TD Ameritrade Holding Corp.	(7,791)	(285,384)
Total		(1,140,087)
Consumer Finance (0.1)%
Capital One Financial Corp.	(2,922)	(229,406)
Diversified Financial Services (0.3)%
McGraw Hill Financial, Inc.	(1,838)	(177,312)
Nasdaq, Inc.	(4,402)	(258,045)
Total		(435,357)
Insurance (0.9)%
Arch Capital Group Ltd.(b)	(8,394)	(608,313)
Brown & Brown, Inc.	(3,777)	(122,601)
Mercury General Corp.	(2,509)	(129,841)
ProAssurance Corp.	(1,132)	(59,894)
Progressive Corp. (The)	(3,868)	(119,212)
Travelers Companies, Inc. (The)	(2,285)	(261,793)
White Mountains Insurance Gp	(155)	(125,240)
Total		(1,426,894)
Real Estate Investment Trusts (REITs) (0.1)%
Pennsylvania Real Estate Investment Trust	(8,675)	(187,033)
Total Financials		(4,889,155)
HEALTH CARE (4.8)%
Biotechnology (2.5)%
Acorda Therapeutics, Inc.(b)	(1,835)	(70,079)
Agios Pharmaceuticals, Inc.(b)	(5,112)	(330,184)
Alnylam Pharmaceuticals, Inc.(b)	(360)	(37,462)
Applied Genetic Technologies(b)	(2,200)	(37,488)
Cara Therapeutics, Inc.(b)	(17,745)	(293,680)
Chimerix, Inc.(b)	(697)	(28,159)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Investments Sold Short (continued)

Common Stocks (continued)

Issuer	Shares	Value ($)
Fibrogen, Inc.(b)	(11,513)	(342,397)
Immunogen, Inc.(b)	(22,055)	(299,286)
Intrexon Corp.(b)	(465)	(16,884)
Ironwood Pharmaceuticals, Inc.(b)	(28,329)	(345,614)
Isis Pharmaceuticals, Inc.(b)	(8,060)	(491,982)
Kite Pharma, Inc.(b)	(6,143)	(505,999)
Lexicon Pharmaceuticals, Inc.(b)	(3,037)	(41,789)
Medivation, Inc.(b)	(1,244)	(52,596)
OPKO Health, Inc.(b)	(2,153)	(23,554)
Osiris Therapeutics, Inc.	(2,120)	(21,751)
Portola Pharmaceuticals, Inc.(b)	(6,010)	(298,156)
Seattle Genetics, Inc.(b)	(9,788)	(410,900)
uniQure NV(b)	(20,394)	(382,999)
United Therapeutics Corp.(b)	(242)	(36,937)
Total		(4,067,896)
Health Care Equipment & Supplies (0.5)%
Baxter International, Inc.	(11,318)	(426,123)
CR Bard, Inc.	(158)	(29,517)
Hill-Rom Holdings, Inc.	(1,326)	(67,507)
IDEXX Laboratories, Inc.(b)	(222)	(15,722)
Varian Medical Systems, Inc.(b)	(3,855)	(311,407)
Total		(850,276)
Health Care Providers & Services (0.4)%
Anthem, Inc.	(747)	(97,394)
DaVita HealthCare Partners, Inc.(b)	(617)	(45,066)
Henry Schein, Inc.(b)	(2,302)	(360,217)
Patterson Cos, Inc.	(2,097)	(95,560)
Total		(598,237)
Health Care Technology —%
athenahealth, Inc.(b)	(275)	(46,131)
Life Sciences Tools & Services (0.2)%
Bruker Corp.(b)	(1,345)	(30,451)
Illumina, Inc.(b)	(754)	(138,660)
Mettler-Toledo International, Inc.(b)	(138)	(47,304)
QIAGEN NV(b)	(778)	(20,570)
Total		(236,985)
Pharmaceuticals (1.2)%
Eli Lilly & Co.	(5,365)	(440,145)

Investments Sold Short (continued)

Common Stocks (continued)

Issuer	Shares	Value ($)
Nektar Therapeutics(b)	(28,309)	(443,319)
Novo Nordisk A/S, ADR	(7,005)	(385,065)
Roche Holding AG, ADR	(2,936)	(98,327)
Shire PLC, ADR	(365)	(76,051)
Xenoport, Inc.(b)	(6,805)	(41,102)
Zoetis, Inc.	(8,715)	(406,990)
Total		(1,890,999)
Total Health Care		(7,690,524)
INDUSTRIALS (3.3)%
Aerospace & Defense (0.4)%
Hexcel Corp.	(1,945)	(91,590)
TransDigm Group, Inc.(b)	(1,999)	(469,025)
Triumph Group, Inc.	(2,997)	(120,030)
Total		(680,645)
Air Freight & Logistics (0.2)%
Expeditors International of Washington, Inc.	(7,090)	(344,149)
Airlines (0.2)%
Copa Holdings SA, Class A	(6,005)	(310,158)
Spirit Airlines, Inc.(b)	(841)	(30,924)
Total		(341,082)
Building Products (0.1)%
Allegion PLC	(1,570)	(105,520)
Commercial Services & Supplies —%
Pitney Bowes, Inc.	(3,227)	(69,703)
Construction & Engineering (0.3)%
Fluor Corp.	(9,000)	(437,400)
KBR, Inc.	(6,080)	(118,195)
Total		(555,595)
Electrical Equipment (0.1)%
Emerson Electric Co.	(1,512)	(75,600)
Industrial Conglomerates (0.3)%
3M Co.	(2,802)	(438,737)
Roper Industries, Inc.	(376)	(72,752)
Total		(511,489)
Machinery (0.6)%
Deere & Co.	(3,690)	(293,613)
Illinois Tool Works	(885)	(83,172)
Oshkosh Corp.	(1,201)	(52,676)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Investments Sold Short (continued)

Common Stocks (continued)

Issuer	Shares	Value ($)
PACCAR, Inc.	(7,535)	(391,519)
SPX Corp.	(11,190)	(123,538)
Total		(944,518)
Professional Services (0.3)%
IHS, Inc., Class A(b)	(969)	(119,487)
ManpowerGroup, Inc.	(487)	(43,966)
Robert Half International, Inc.	(6,880)	(352,119)
Total		(515,572)
Road & Rail (0.1)%
Hertz Global Holdings, Inc.(b)	(7,238)	(114,795)
Trading Companies & Distributors (0.7)%
Air Lease Corp.	(4,358)	(146,559)
Fastenal Co.	(12,226)	(496,131)
MSC Industrial Direct Co., Inc., Class A	(6,887)	(424,928)
Total		(1,067,618)
Total Industrials		(5,326,286)
INFORMATION TECHNOLOGY (4.9)%
Communications Equipment (0.5)%
Arista Networks, Inc.(b)	(7,722)	(567,722)
Juniper Networks, Inc.	(7,633)	(229,982)
Total		(797,704)
Electronic Equipment, Instruments & Components (0.9)%
Corning, Inc.	(21,225)	(397,544)
Dolby Laboratories, Inc., Class A	(7,328)	(253,402)
IPG Photonics Corp.(b)	(7,649)	(697,512)
Zebra Technologies Corp., Class A(b)	(1,497)	(120,060)
Total		(1,468,518)
Internet Software & Services (0.2)%
Pandora Media, Inc.(b)	(2,285)	(31,533)
Shutterstock, Inc.(b)	(4,870)	(176,635)
Yahoo!, Inc.(b)	(3,479)	(117,625)
Total		(325,793)
IT Services (0.6)%
Accenture PLC, Class A	(2,785)	(298,608)
International Business Machines Corp.	(1,407)	(196,164)
Xerox Corp.	(48,868)	(515,557)
Total		(1,010,329)

Investments Sold Short (continued)

Common Stocks (continued)

Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment (0.9)%
Amkor Technology, Inc.(b)	(59,969)	(407,789)
Analog Devices, Inc.	(1,534)	(94,541)
ASML Holding NV	(585)	(54,241)
Intel Corp.	(5,237)	(182,091)
Linear Technology Corp.	(8,403)	(384,185)
Teradyne, Inc.	(16,040)	(333,311)
Xilinx, Inc.	(903)	(44,870)
Total		(1,501,028)
Software (1.0)%
FireEye, Inc.(b)	(4,013)	(91,817)
Netsuite, Inc.(b)	(6,597)	(563,384)
Oracle Corp.	(5,547)	(216,167)
QLIK Technologies, Inc.(b)	(7,650)	(243,346)
ServiceNow, Inc.(b)	(3,510)	(305,405)
Zynga, Inc., Class A(b)	(45,548)	(117,514)
Total		(1,537,633)
Technology Hardware, Storage & Peripherals (0.8)%
Hewlett Packard Enterpris(b)	(7,995)	(118,806)
HP, Inc.	(7,995)	(100,257)
Lexmark International, Inc., Class A	(19,339)	(664,101)
NetApp, Inc.	(12,840)	(393,674)
Total		(1,276,838)
Total Information Technology		(7,917,843)
MATERIALS (0.6)%
Chemicals (0.4)%
Air Products & Chemicals, Inc.	(624)	(85,419)
Airgas, Inc.	(426)	(58,873)
Ashland, Inc.	(1,076)	(121,212)
Ecolab, Inc.	(852)	(101,524)
International Flavors & Fragrances, Inc.	(437)	(52,444)
WR Grace & Co.(b)	(1,807)	(177,484)
Total		(596,956)
Construction Materials (0.1)%
Martin Marietta Materials, Inc.	(67)	(10,546)
Vulcan Materials Co.	(1,872)	(192,198)
Total		(202,744)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Investments Sold Short (continued)

Common Stocks (continued)

Issuer	Shares	Value ($)
Containers & Packaging (0.1)%
Owens-Illinois, Inc.(b)	(1,392)	(26,852)
Packaging Corp. of America	(602)	(40,930)
Westrock Co.	(759)	(38,428)
Total		(106,210)
Total Materials		(905,910)
TELECOMMUNICATION SERVICES (0.1)%
Diversified Telecommunication Services (0.1)%
Telus Corp.	(2,206)	(70,041)
Verizon Communications, Inc.	(2,416)	(109,807)
Total		(179,848)
Wireless Telecommunication Services —%
America Movil SAB de CV, Class L, ADR	(2,875)	(46,546)
Total Telecommunication Services		(226,394)
UTILITIES (0.3)%
Electric Utilities —%
Pepco Holdings, Inc.	(811)	(20,818)
Southern Co. (The)	(963)	(42,892)
Total		(63,710)

Investments Sold Short (continued)

Common Stocks (continued)

Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers (0.1)%
NRG Energy, Inc.	(5,804)	(71,737)
Multi-Utilities (0.2)%
Consolidated Edison, Inc.	(711)	(44,189)
Dominion Resources, Inc.	(1,549)	(104,356)
Sempra Energy	(1,157)	(114,809)
Total		(263,354)
Water Utilities —%
Aqua America, Inc.	(750)	(22,013)
Total Utilities		(420,814)
Total Common Stocks (Proceeds: $35,578,876)		(35,429,041)
Total Investments Sold Short (Proceeds: $35,578,876)		(35,429,041)
Total Investments, Net of Investments Sold Short		131,469,921
Other Assets & Liabilities, Net		29,607,775
Net Assets		161,077,696

At November 30, 2015, securities and cash totaling $61,046,679 were pledged as collateral.

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at November 30, 2015

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	12/9/2015	974,000	NOK	112,216	USD	151	—
Barclays	12/9/2015	9,881,000	NOK	1,134,071	USD	—	(2,796)
Barclays	12/9/2015	2,033,464	USD	17,388,000	NOK	—	(32,871)
Barclays	12/30/2015	31,349,000	MXN	1,896,018	USD	8,924	—
Barclays	1/13/2016	6,155,582	USD	9,387,000	NZD	4,694	—
BNP Paribas	12/9/2015	442,210,000	KRW	380,298	USD	—	(1,303)
BNP Paribas	12/30/2015	1,299,000	NZD	851,715	USD	—	(1,545)
BNP Paribas	1/15/2016	100,000	AUD	70,694	USD	—	(1,453)
BNP Paribas	1/15/2016	1,500,000	CHF	1,493,853	USD	31,005	—

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at November 30, 2015 (continued)

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
BNP Paribas	1/15/2016	2,100,000	EUR	2,254,854	USD	32,839	—
BNP Paribas	1/15/2016	11,000,000	NOK	1,266,829	USD	1,823	—
BNP Paribas	1/15/2016	1,600,000	SGD	1,122,374	USD	—	(10,173)
BNP Paribas	1/15/2016	494,858	USD	700,000	AUD	10,168	—
BNP Paribas	1/15/2016	898,829	USD	1,200,000	CAD	—	(266)
BNP Paribas	1/15/2016	1,541,884	USD	1,014,771	GBP	—	(13,268)
BNP Paribas	1/15/2016	1,231,020	USD	151,200,000	JPY	—	(826)
BNP Paribas	1/15/2016	864,937	USD	1,340,780	NZD	14,845	—
BNP Paribas	1/15/2016	886,407	USD	7,700,000	SEK	—	(2,024)
Citi	12/9/2015	7,268,000	EUR	7,714,039	USD	33,068	—
Citi	12/9/2015	4,554,500	USD	4,261,000	EUR	—	(51,388)
Citi	12/30/2015	289,000	AUD	208,857	USD	187	—
Credit Suisse	12/9/2015	506,000	CAD	380,225	USD	1,327	—
Credit Suisse	12/9/2015	2,174,628	USD	2,878,000	CAD	—	(19,553)
Credit Suisse	12/30/2015	790,000	EUR	844,913	USD	9,383	—
Credit Suisse	1/15/2016	200,000	CHF	199,130	USD	4,083	—
Credit Suisse	1/15/2016	1,600,000	GBP	2,431,032	USD	20,848	—
Credit Suisse	1/15/2016	1,600,000	NZD	1,031,968	USD	—	(17,907)
Credit Suisse	1/15/2016	5,300,000	SEK	610,162	USD	1,431	—
Credit Suisse	1/15/2016	1,471,444	USD	180,700,000	JPY	—	(1,233)
Deutsche Bank	12/30/2015	3,248,000	RON	781,220	USD	10,862	—
Deutsche Bank	1/15/2016	1,300,000	AUD	918,951	USD	—	(18,954)
Deutsche Bank	1/15/2016	3,800,000	CAD	2,850,533	USD	5,081	—
Deutsche Bank	1/15/2016	3,900,000	CHF	3,842,682	USD	39,276	—
Deutsche Bank	1/15/2016	2,849,074	EUR	3,043,706	USD	29,095	—
Deutsche Bank	1/15/2016	1,075,327	GBP	1,634,002	USD	14,168	—
Deutsche Bank	1/15/2016	47,000,000	JPY	382,780	USD	378	—
Deutsche Bank	1/15/2016	3,627,367	NZD	2,340,160	USD	—	(40,017)
Deutsche Bank	1/15/2016	20,046,124	SEK	2,307,886	USD	5,489	—
Deutsche Bank	1/15/2016	11,600,000	SEK	1,332,040	USD	—	(278)
Deutsche Bank	1/15/2016	662,067	SGD	464,152	USD	—	(4,486)
Deutsche Bank	1/15/2016	3,535,747	USD	4,900,000	AUD	—	(566)
Deutsche Bank	1/15/2016	3,473,514	USD	4,636,377	CAD	—	(1,781)
Deutsche Bank	1/15/2016	8,424,540	USD	8,458,449	CHF	—	(175,589)
Deutsche Bank	1/15/2016	214,783	USD	200,000	EUR	—	(3,163)
Deutsche Bank	1/15/2016	6,286,817	USD	769,570,008	JPY	—	(25,442)
Deutsche Bank	1/15/2016	3,495,543	USD	30,400,000	NOK	472	—
Deutsche Bank	1/15/2016	65,146	USD	100,000	NZD	471	—
Deutsche Bank	1/15/2016	230,258	USD	2,000,000	SEK	—	(548)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at November 30, 2015 (continued)

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Deutsche Bank	1/15/2016	352,254	USD	500,000	SGD	1,666	—
HSBC	12/9/2015	140,566,000	JPY	1,139,254	USD	—	(2,976)
HSBC	12/9/2015	605,626	USD	40,262,000	INR	—	(2,001)
HSBC	12/9/2015	1,145,155	USD	140,566,000	JPY	—	(2,925)
HSBC	12/17/2015	409,000	SEK	46,890	USD	—	(36)
HSBC	12/30/2015	571,000,000	COP	188,138	USD	6,760	—
HSBC	12/30/2015	1,850,000	JPY	15,065	USD	18	—
HSBC	12/30/2015	15,323	USD	1,880,000	JPY	—	(32)
HSBC	1/13/2016	3,418,000	AUD	2,464,737	USD	—	(1,473)
HSBC	1/13/2016	2,476,898	USD	2,541,000	CHF	938	—
HSBC	1/15/2016	8,707,015	AUD	6,151,854	USD	—	(129,956)
HSBC	1/15/2016	6,812,995	CAD	5,103,417	USD	1,826	—
HSBC	1/15/2016	7,629,573	CHF	7,591,842	USD	151,236	—
HSBC	1/15/2016	4,519,044	EUR	4,846,245	USD	64,635	—
HSBC	1/15/2016	22,400,000	NOK	2,576,439	USD	429	—
HSBC	1/15/2016	200,000	NZD	129,018	USD	—	(2,216)
HSBC	1/15/2016	141,308	USD	200,000	AUD	2,985
HSBC	1/15/2016	99,505	USD	100,000	CHF	—	(1,982)
HSBC	1/15/2016	107,241	USD	100,000	EUR	—	(1,430)
HSBC	1/15/2016	861,314	USD	567,038	GBP	—	(7,148)
HSBC	1/15/2016	7,372,482	USD	905,436,675	JPY	—	(5,669)
HSBC	1/15/2016	3,219,383	USD	4,990,595	NZD	55,306	—
HSBC	1/15/2016	4,227,506	USD	36,689,682	SEK	—	(13,514)
HSBC	1/15/2016	9,611,067	USD	13,700,000	SGD	86,362	—
Morgan Stanley	12/9/2015	758,325	USD	6,643,000	SEK	3,571	—
Morgan Stanley	12/30/2015	12,095	USD	48,000	PLN	—	(225)
Morgan Stanley	1/15/2016	100,000	CHF	99,508	USD	1,985	—
Morgan Stanley	1/15/2016	18,000,000	JPY	146,502	USD	51	—
Morgan Stanley	1/15/2016	1,100,000	SEK	126,636	USD	296	—
Standard Chartered	12/9/2015	262,000	MXN	15,628	USD	—	(168)
Standard Chartered	12/9/2015	222,111	USD	3,755,000	MXN	4,274	—
Standard Chartered	12/9/2015	549,933	USD	9,072,000	MXN	—	(2,991)
Standard Chartered	12/17/2015	250,000	CHF	248,808	USD	5,488	—
Standard Chartered	12/17/2015	3,471,000	EUR	3,730,232	USD	60,934	—
Standard Chartered	12/17/2015	1,793,000	GBP	2,697,820	USD	—	(2,858)
Standard Chartered	12/17/2015	75,000,000	JPY	609,067	USD	—	(589)
Standard Chartered	12/17/2015	1,065,000	MXN	63,225	USD	—	(945)
Standard Chartered	12/30/2015	29,600	GBP	45,133	USD	545	—

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at November 30, 2015 (continued)

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Standard Chartered	1/13/2016	8,244,000	CAD	6,176,091	USD	2,955	—
Standard Chartered	1/13/2016	3,707,610	USD	2,464,000	GBP	4,074	—
State Street	12/9/2015	629,000	AUD	447,156	USD	—	(7,555)
State Street	12/9/2015	1,443,000	NZD	959,340	USD	9,987	—
State Street	12/9/2015	2,355,000	NZD	1,534,542	USD	—	(14,818)
State Street	12/9/2015	115,982	USD	154,000	CAD	—	(665)
State Street	12/9/2015	1,218,243	USD	4,884,000	PLN	—	(9,847)
State Street	1/13/2016	32,174,000	NOK	3,707,378	USD	7,274	—
State Street	1/15/2016	199,559	AUD	141,101	USD	—	(2,874)
State Street	1/15/2016	200,000	CAD	149,810	USD	50	—
State Street	1/15/2016	500,000	EUR	536,911	USD	7,859	—
State Street	1/15/2016	1,000,000	GBP	1,519,471	USD	13,106	—
State Street	1/15/2016	24,899,690	JPY	202,715	USD	126	—
State Street	1/15/2016	12,300,000	NOK	1,413,877	USD	—	(629)
State Street	1/15/2016	2,116,683	NZD	1,365,995	USD	—	(22,913)
State Street	1/15/2016	2,900,000	SGD	2,033,997	USD	—	(18,743)
State Street	1/15/2016	59,180	USD	79,006	CAD	—	(20)
State Street	1/15/2016	1,801,716	USD	1,809,409	CHF	—	(37,122)
State Street	1/15/2016	221,442	USD	27,200,000	JPY	—	(138)
State Street	1/15/2016	258,139	USD	400,000	NZD	4,330	—
State Street	1/15/2016	241,891	USD	2,100,000	SEK	—	(695)
State Street	1/15/2016	70,138	USD	100,000	SGD	646	—
UBS	12/17/2015	364,167	NZD	236,891	USD	—	(2,551)
UBS	1/15/2016	6,700,000	AUD	4,790,180	USD	—	(43,638)
UBS	1/15/2016	3,218,348	CAD	2,416,364	USD	6,456	—
UBS	1/15/2016	5,100,000	CHF	5,067,281	USD	93,597	—
UBS	1/15/2016	900,000	EUR	961,059	USD	8,768	—
UBS	1/15/2016	1,834,327,677	JPY	14,946,598	USD	22,143	—
UBS	1/15/2016	4,200,000	NOK	483,514	USD	511	—
UBS	1/15/2016	889,690	NZD	575,604	USD	—	(8,186)
UBS	1/15/2016	43,066,876	SEK	4,958,229	USD	11,784	—
UBS	1/15/2016	23,900,000	SGD	16,881,068	USD	—	(36,345)
UBS	1/15/2016	4,952,123	USD	7,006,598	AUD	102,897	—
UBS	1/15/2016	4,021,097	USD	5,568,769	AUD	—	(3,423)
UBS	1/15/2016	3,966,083	USD	5,300,000	CAD	2,573	—
UBS	1/15/2016	1,050,122	USD	1,400,000	CAD	—	(1,798)
UBS	1/15/2016	4,577,773	USD	4,700,000	CHF	5,818	—
UBS	1/15/2016	2,073,628	USD	2,100,000	CHF	—	(25,640)
UBS	1/15/2016	10,281,288	USD	9,607,103	EUR	—	(115,994)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at November 30, 2015 (continued)

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
UBS	1/15/2016	1,029,292	USD	683,788	GBP	742	—
UBS	1/15/2016	2,536,223	USD	1,667,330	GBP	—	(24,616)
UBS	1/15/2016	481,168	USD	59,300,000	JPY	1,309	—
UBS	1/15/2016	1,686,312	USD	14,600,000	NOK	—	(7,305)
UBS	1/15/2016	1,158,521	USD	1,774,920	NZD	6,132	—
UBS	1/15/2016	2,442,482	USD	21,300,000	SEK	3,928	—
UBS	1/15/2016	115,373	USD	1,000,000	SEK	—	(518)
UBS	1/15/2016	10,458,910	USD	14,905,521	SGD	91,837	—
Total						1,138,275	(992,597)

Futures Contracts Outstanding at November 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
10YR MINI JGB FUT	49	JPY	5,910,252	12/11/2015	26,699	—
3MO EURO EURIBOR	12	EUR	3,177,573	06/13/2016	5,431	—
3MO EUROYEN TFX	9	JPY	1,825,041	06/13/2016	—	(209)
90DAY EURO$ FUTR	13	USD	3,224,325	06/13/2016	—	(780)
90DAY EURO$ FUTR	47	USD	11,618,988	12/19/2016	—	(10,859)
90DAY STERLING	58	GBP	10,846,059	06/15/2016	5,563	—
90DAY STERLING	60	GBP	11,198,599	12/21/2016	20,993	—
AUST 10Y BOND FUT	13	AUD	1,192,523	12/15/2015	—	(642)
AUST 3YR BOND FUT	5	AUD	402,395	12/15/2015	—	(2,560)
BANK ACCEPT FUTR	19	CAD	3,527,865	06/13/2016	—	(399)
CAC40 10 EURO FUT	4	EUR	209,450	12/18/2015	2,552	—
CAN 10YR BOND FUT	2	CAD	207,900	03/21/2016	957	—
DAX INDEX FUTURE	1	EUR	300,549	12/18/2015	12,687	—
EURO BUXL 30Y BND	6	EUR	982,338	03/08/2016	—	(873)
Euro CHF 3MO ICE	51	CHF	12,532,512	06/13/2016	12,444	—
EURO STOXX 50	4	EUR	148,128	12/18/2015	2,719	—
Euro-BTP Future	4	EUR	595,640	12/08/2015	16,041	—
EURO-BUND FUTURE	19	EUR	3,177,985	12/08/2015	21,839	—
Euro-OAT Future	4	EUR	643,988	03/08/2016	3,149	—
FTSE 100 IDX FUT	2	GBP	191,350	12/18/2015	307	—
FTSE/MIB IDX FUT	6	EUR	719,447	12/18/2015	23,486	—
IBEX 35 INDX FUTR	1	EUR	109,613	12/18/2015	750	—
LONG GILT FUTURE	17	GBP	3,014,322	03/29/2016	9,874	—
mini MSCI EAFE	15	USD	1,308,000	12/18/2015	—	(28,918)
mini MSCI EAFE	13	USD	1,133,600	12/18/2015	—	(8,414)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Futures Contracts Outstanding at November 30, 2015 (continued)

Long Futures Contracts Outstanding (continued)

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
mini MSCI Emg Mkt	9	USD	369,000	12/18/2015	—	(25,558)
mini MSCI Emg Mkt	8	USD	328,000	12/18/2015	—	(16,378)
MSCI SING IX ETS	9	SGD	203,410	12/30/2015	—	(4,996)
OMXS30 IND FUTURE	10	SEK	176,512	12/18/2015	3,901	—
S&P500 EMINI FUT	16	USD	1,663,840	12/18/2015	10,892	—
S&P500 EMINI FUT	16	USD	1,663,840	12/18/2015	—	(4,399)
Short Euro-BTP	2	EUR	238,400	12/08/2015	582	—
TOPIX INDX FUTR	1	JPY	128,513	12/10/2015	1,410	—
US 10YR NOTE (CBT)	16	USD	2,023,000	03/21/2016	5,096	—
US LONG BOND(CBT)	1	USD	154,000	03/21/2016	873	—
US ULTRA BOND CBT	1	USD	158,438	03/21/2016	—	(48)
US ULTRA BOND CBT	2	USD	316,875	03/21/2016	2,418	—
Total			85,622,270		190,663	(105,033)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
10YR MINI JGB FUT	(83)	JPY	(10,011,243)	12/11/2015	—	(6,987)
3MO EURO EURIBOR	(4)	EUR	(1,059,191)	06/13/2016	—	(379)
3MO EUROYEN TFX	(16)	JPY	(3,244,517)	06/13/2016	280	—
90DAY EURO$ FUTR	(3)	USD	(744,075)	06/13/2016	142	—
90DAY EURO$ FUTR	(94)	USD	(23,114,600)	12/18/2017	—	(10,195)
CAN 10YR BOND FUT	(17)	CAD	(1,767,150)	03/21/2016	—	(819)
EURO STOXX 50	(1)	EUR	(37,032)	12/18/2015	—	(530)
EURO-BOBL FUTURE	(2)	EUR	(278,105)	03/08/2016	—	(471)
Euro-BTP Future	(1)	EUR	(148,910)	12/08/2015	—	(5,630)
EURO-BUND FUTURE	(21)	EUR	(3,552,448)	03/08/2016	—	(15,224)
FTSE 100 IDX FUT	(4)	GBP	(382,700)	12/18/2015	—	(507)
IBEX 35 INDX FUTR	(1)	EUR	(109,613)	12/18/2015	—	(2,292)
OMXS30 IND FUTURE	(4)	SEK	(70,605)	12/18/2015	—	(2,381)
S&P/TSX 60 IX FUT	(7)	CAD	(829,548)	12/17/2015	—	(7,734)
SPI 200 FUTURES	(3)	AUD	(281,289)	12/17/2015	1,787	—
TOPIX INDX FUTR	(2)	JPY	(257,027)	12/10/2015	2,097	—
US 10YR NOTE (CBT)	(12)	USD	(1,517,250)	03/21/2016	—	(2,989)
US 5YR NOTE (CBT)	(2)	USD	(237,359)	03/31/2016	—	(191)
US 5YR NOTE (CBT)	(6)	USD	(712,078)	03/31/2016	—	(135)
US LONG BOND(CBT)	(3)	USD	(462,000)	03/21/2016	—	(848)
Total			(48,816,740)		4,306	(57,312)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Credit Default Swap Contracts Outstanding at November 30, 2015

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Republic of Colombia	12/20/2020	1.000	438,000	24,798	(25,705)	(864)	—	(1,771)
Goldman Sachs International	Republic of Turkey	12/20/2020	1.000	450,000	33,724	(38,766)	(887)	—	(5,929)
Goldman Sachs International	Republic of South Africa	12/20/2020	1.000	500,000	37,974	(32,183)	(986)	4,805	—
Barclays	Republic of Colombia	12/20/2020	1.000	300,000	16,985	(15,341)	(592)	1,052	—
Barclays	Republic of South Africa	12/20/2020	1.000	200,000	15,190	(15,974)	(394)	—	(1,178)
Barclays	Republic of Turkey	12/20/2020	1.000	300,000	22,484	(21,006)	(592)	886	—
Morgan Stanley*	Markit CDX North America High Yield Index, Series 25 Version 1	12/20/2020	5.000	1,200,000	(17,434)	—	(11,833)	—	(29,267)
Total								6,743	(38,145)

*Centrally cleared swap contract

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	Markit CDX North America Investment Grade Index, Series 25 Version 1	12/20/2020	1.000	0.840	7,600,000	5,381	—	14,989	20,370	—
Morgan Stanley*	Markit iTraxx Europe Crossover Index, Series 24 Version 1	12/20/2020	5.000	2.947	450,000	4,339	—	4,688	9,027	—
Total									29,397	—

* Centrally cleared swap contract

**Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Interest Rate Swap Contracts Outstanding at November 30, 2015

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount ($)	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	U.S. CPI Urban Consumers NSA	Receive	2.049	11/13/2045	USD	350,000	—	2,845	—
Barclays	U.S. CPI Urban Consumers NSA	Receive	2.053	11/12/2045	USD	300,000	—	2,130	—
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.577	09/15/2020	USD	1,400,000	(6)	—	(4,383)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.905	09/15/2022	USD	3,489,000	(20)	—	(30,701)
Total								4,975	(35,084)

*Centrally cleared swap contract

Total Return Swap Contracts Outstanding at November 30, 2015

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Total return on Goldman Sachs Risk Premia Basket Series 27 Excess Return(a)	Fixed rate of 0.35%	02/26/2016	USD	10,131,334	207,434	—
Goldman Sachs International	Total return on Goldman Sachs Risk Premia Basket Series 27 Excess Return(a)	Fixed rate of 0.35%	02/26/2016	USD	8,101,951	165,884	—
Goldman Sachs International	Total return on Goldman Sachs Risk Premia Basket Series 44 Excess Return(b)	Fixed rate of 0.35%	09/20/2016	USD	2,881,768	62,501	—
Goldman Sachs International	Total return on Goldman Sachs Risk Premia Basket Series 44 Excess Return(b)	Fixed rate of 0.35%	10/15/2016	USD	4,634,314	100,512	—
Goldman Sachs International	Total return on Goldman Sachs Risk Premia Basket Series 44 Excess Return(b)	Fixed rate of 0.35%	11/09/2016	USD	9,532,065	253,302	—
Total						789,633	—

(a) Underlying assets of this index include forward foreign currency exchange contracts, long/short commodity futures, long/short foreign and domestic bond futures, options on short commodity futures, options on foreign and domestic indices and long/short foreign and domestic equities.

(b) Underlying assets of this index include forward foreign currency exchange contracts, long/short foreign and domestic commodity futures, long/short foreign and domestic index futures, options on short commodity futures, options on foreign and domestic indices, short currency options, foreign indices and long/short foreign and domestic equities.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Notes to Portfolio of Investments

(a)  This security or a portion of this security has been pledged as collateral in connection with securities sold short.

(b)  Non-income producing investment.

(c)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At November 30, 2015, the value of these securities amounted to $8,432,167 or 5.23% of net assets.

(d)  Variable rate security.

(e)  Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.

(f)  Principal amounts are denominated in United States Dollars unless otherwise noted.

(g)  Principal and interest may not be guaranteed by the government.

(h)  Purchased swaption contracts outstanding at November 30, 2015:

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put — OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Receive	2.150	09/13/2021	670,000	9,196	5,592

(i)  The rate shown is the seven-day current annualized yield at November 30, 2015.

(j)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	58,711,963	124,562,289	(87,464,660)	95,809,592	57,739	95,809,592

Abbreviation Legend

ADR  American Depositary Receipt

CMO  Collateralized Mortgage Obligation

PIK    Payment-in-Kind

Currency Legend

AUD  Australian Dollar

CAD  Canadian Dollar

CHF  Swiss Franc

COP  Colombian Peso

EUR  Euro

GBP  British Pound

INR  Indian Rupee

JPY  Japanese Yen

KRW  Korean Won

MXN  Mexican Peso

NOK  Norwegian Krone

NZD  New Zealand Dollar

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Currency Legend (continued)

PLN  Polish Zloty

RON  Romania, New Lei

SEK  Swedish Krona

SGD  Singapore Dollar

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Fair Value Measurements (continued)

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	7,745,127	—	—	7,745,127
Consumer Staples	1,644,371	—	—	1,644,371
Energy	2,541,666	—	—	2,541,666
Financials	6,961,164	—	—	6,961,164
Health Care	9,514,200	—	—	9,514,200
Industrials	6,326,924	—	—	6,326,924
Information Technology	10,367,840	—	—	10,367,840
Materials	1,309,638	—	—	1,309,638
Telecommunication Services	146,930	—	—	146,930
Utilities	828,364	—	—	828,364
Total Common Stocks	47,386,224	—	—	47,386,224
Corporate Bonds & Notes	—	2,883,641	—	2,883,641
Residential Mortgage-Backed Securities — Agency	—	66,489	—	66,489
Residential Mortgage-Backed Securities — Non-Agency	—	924,250	—	924,250
Commercial Mortgage-Backed Securities — Non-Agency	—	1,267,219	—	1,267,219
Asset-Backed Securities — Non-Agency	—	578,827	—	578,827
Inflation-Indexed Bonds	—	10,423,436	—	10,423,436
U.S. Treasury Obligations	1,639,929	—	—	1,639,929
Foreign Government Obligations	—	5,052,609	—	5,052,609
Exchange-Traded Funds	861,154	—	—	861,154
Options Purchased Puts	—	5,592	—	5,592
Money Market Funds	—	95,809,592	—	95,809,592
Total Investments	49,887,307	117,011,655	—	166,898,962

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Fair Value Measurements (continued)

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments Sold Short
Common Stocks
Consumer Discretionary	(5,590,821)	—	—	(5,590,821)
Consumer Staples	(726,403)	—	—	(726,403)
Energy	(1,734,891)	—	—	(1,734,891)
Financials	(4,889,155)	—	—	(4,889,155)
Health Care	(7,690,524)	—	—	(7,690,524)
Industrials	(5,326,286)	—	—	(5,326,286)
Information Technology	(7,917,843)	—	—	(7,917,843)
Materials	(905,910)	—	—	(905,910)
Telecommunication Services	(226,394)	—	—	(226,394)
Utilities	(420,814)	—	—	(420,814)
Total Common Stocks	(35,429,041)	—	—	(35,429,041)
Total Investments Sold Short	(35,429,041)	—	—	(35,429,041)
Total Investments, Net of Investments Sold Short	14,458,266	117,011,655	—	131,469,921
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	1,138,275	—	1,138,275
Futures Contracts	194,969	—	—	194,969
Swap Contracts	—	41,115	789,633	830,748
Liabilities
Forward Foreign Currency Exchange Contracts	—	(992,597)	—	(992,597)
Futures Contracts	(162,345)	—	—	(162,345)
Swap Contracts	—	(73,229)	—	(73,229)
Total	14,490,890	117,125,219	789,633	132,405,742

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	58,711,963	58,711,963	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2015 (Unaudited)

Fair Value Measurements (continued)

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain swap contracts classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

November 30, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $70,659,583)	$71,083,778
Affiliated issuers (identified cost $95,809,592)	95,809,592
Options purchased (identified cost $9,196)	5,592
Total investments (identified cost $166,478,371)	166,898,962
Cash	1,023
Foreign currency (identified cost $10,640)	10,639
Cash collateral held at broker	26,296,989
Margin deposits	1,697,661
Unrealized appreciation on forward foreign currency exchange contracts	1,138,275
Unrealized appreciation on swap contracts	801,351
Premiums paid on outstanding swap contracts	149,001
Receivable for:
Investments sold	3,321,783
Capital shares sold	40,035
Dividends	82,401
Interest	189,100
Foreign tax reclaims	4,934
Variation margin	69,713
Expense reimbursement due from Investment Manager	1,665
Prepaid expenses	802
Trustees' deferred compensation plan	2,085
Other assets	26,146
Total assets	200,732,565
Liabilities
Securities sold short, at value (proceeds $35,578,876)	35,429,041
Unrealized depreciation on forward foreign currency exchange contracts	992,597
Unrealized depreciation on swap contracts	8,878
Payable for:
Investments purchased	2,848,532
Capital shares purchased	105,417
Dividends and interest on securities sold short	69,597
Variation margin	114,853
Investment management fees	15,637
Distribution and/or service fees	924
Transfer agent fees	1,130
Compensation of board members	266
Chief compliance officer expenses	8
Other expenses	65,904
Trustees' deferred compensation plan	2,085
Total liabilities	39,654,869
Net assets applicable to outstanding capital stock	$161,077,696

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (continued)

November 30, 2015 (Unaudited)

Represented by
Paid-in capital	$162,864,511
Excess of distributions over net investment income	(413,631)
Accumulated net realized loss	(2,866,186)
Unrealized appreciation (depreciation) on:
Investments	424,195
Foreign currency translations	(13,245)
Forward foreign currency exchange contracts	145,678
Futures contracts	32,624
Options purchased	(3,604)
Securities sold short	149,835
Swap contracts	757,519
Total — representing net assets applicable to outstanding capital stock	$161,077,696
Class A
Net assets	$173,228
Shares outstanding	17,637
Net asset value per share	$9.82
Maximum offering price per share(a)	$10.42
Class C
Net assets	$9,764
Shares outstanding	1,000
Net asset value per share	$9.76
Class I
Net assets	$115,397,885
Shares outstanding	11,720,869
Net asset value per share	$9.85
Class R4
Net assets	$9,841
Shares outstanding	1,000
Net asset value per share	$9.84
Class R5
Net assets	$9,841
Shares outstanding	1,000
Net asset value per share	$9.84
Class W
Net assets	$44,730,634
Shares outstanding	4,553,215
Net asset value per share	$9.82
Class Z
Net assets	$746,503
Shares outstanding	75,850
Net asset value per share	$9.84

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED STATEMENT OF OPERATIONS

Six Months Ended November 30, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$258,692
Dividends — affiliated issuers	57,739
Interest	266,784
Foreign taxes withheld	(1,505)
Total income	581,710
Expenses:
Investment management fees	696,232
Distribution and/or service fees
Class A	144
Class C	50
Class W	7,628
Transfer agent fees
Class A	28
Class C	3
Class R4	3
Class R5	2
Class W	1,416
Class Z	168
Compensation of board members	9,953
Custodian fees	26,166
Printing and postage fees	10,936
Registration fees	43,131
Audit fees	26,380
Legal fees	1,848
Dividends and interest on securities sold short	259,441
Chief compliance officer expenses	26
Other	60,786
Total expenses	1,144,341
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(108,753)
Total net expenses	1,035,588
Net investment loss	(453,878)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(1,614,517)
Foreign currency translations	(20,899)
Forward foreign currency exchange contracts	(124)
Futures contracts	(1,485,991)
Securities sold short	616,694
Swap contracts	(298,277)
Net realized loss	(2,803,114)
Net change in unrealized appreciation (depreciation) on:
Investments	266,028
Foreign currency translations	1,727
Forward foreign currency exchange contracts	266,853
Futures contracts	(116,891)
Options purchased	(3,604)
Securities sold short	274,745
Swap contracts	171,399
Net change in unrealized appreciation	860,257
Net realized and unrealized loss	(1,942,857)
Net decrease in net assets from operations	$(2,396,735)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015(a)
Operations
Net investment loss	$(453,878)	$(214,038)
Net realized gain (loss)	(2,803,114)	733,142
Net change in unrealized appreciation	860,257	632,745
Net increase (decrease) in net assets resulting from operations	(2,396,735)	1,151,849
Increase in net assets from capital stock activity	55,139,325	107,113,257
Total increase in net assets	52,742,590	108,265,106
Net assets at beginning of period	108,335,106	70,000
Net assets at end of period	$161,077,696	$108,335,106
Undistributed (excess of distributions over) net investment income	$(413,631)	$40,247

(a) Based on operations from February 19, 2015 (commencement of operations) through the stated period end.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	16,637	165,138	119	1,195
Redemptions	(119)	(1,163)	—	—
Net increase	16,518	163,975	119	1,195
Class I shares
Subscriptions	1,390,404	13,642,898	10,690,962	106,932,653
Redemptions	(304,599)	(3,000,589)	(56,898)	(576,466)
Net increase	1,085,805	10,642,309	10,634,064	106,356,187
Class W shares
Subscriptions	4,598,599	44,790,535	—	—
Redemptions	(46,384)	(452,035)	—	—
Net increase	4,552,215	44,338,500	—	—
Class Z shares
Subscriptions	—	—	75,396	755,875
Redemptions	(546)	(5,459)	—	—
Net increase (decrease)	(546)	(5,459)	75,396	755,875
Total net increase	5,653,992	55,139,325	10,709,579	107,113,257

(a) Based on operations from February 19, 2015 (commencement of operations) through the stated period end.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

Class A	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015(a)
Per share data
Net asset value, beginning of period	$10.10		$10.00
Income from investment operations:
Net investment loss	(0.06)		(0.03)
Net realized and unrealized gain (loss)	(0.22)		0.13
Total from investment operations	(0.28)		0.10
Net asset value, end of period	$9.82		$10.10
Total return	(2.77%)		1.00%
Ratios to average net assets(b)
Total gross expenses	2.25	%(c)(d)	2.11	%(c)(d)
Total net expenses(e)	2.06	%(c)(d)	1.99	%(c)(d)
Net investment loss	(1.28	%)(d)	(1.04	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$173		$11
Portfolio turnover	134%		60%

Notes to Consolidated Financial Highlights

(a)  Based on operations from February 19, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.46% for the six months ended November 30, 2015 and 0.41% for the year ended May 31, 2015.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Class C	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015(a)
Per share data
Net asset value, beginning of period	$10.08		$10.00
Income from investment operations:
Net investment loss	(0.09)		(0.05)
Net realized and unrealized gain (loss)	(0.23)		0.13
Total from investment operations	(0.32)		0.08
Net asset value, end of period	$9.76		$10.08
Total return	(3.17%)		0.80%
Ratios to average net assets(b)
Total gross expenses	2.96	%(c)(d)	2.89	%(c)(d)
Total net expenses(e)	2.78	%(c)(d)	2.75	%(c)(d)
Net investment loss	(1.78	%)(d)	(1.80	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$10		$10
Portfolio turnover	134%		60%

Notes to Consolidated Financial Highlights

(a)  Based on operations from February 19, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.42% for the six months ended November 30, 2015 and 0.42% for the year ended May 31, 2015.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Class I	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015(a)
Per share data
Net asset value, beginning of period	$10.11		$10.00
Income from investment operations:
Net investment loss	(0.04)		(0.02)
Net realized and unrealized gain (loss)	(0.22)		0.13
Total from investment operations	(0.26)		0.11
Net asset value, end of period	$9.85		$10.11
Total return	(2.57%)		1.10%
Ratios to average net assets(b)
Total gross expenses	1.92	%(c)(d)	1.84	%(c)(d)
Total net expenses(e)	1.73	%(c)(d)	1.69	%(c)(d)
Net investment loss	(0.74	%)(d)	(0.74	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$115,398		$107,511
Portfolio turnover	134%		60%

Notes to Consolidated Financial Highlights

(a)  Based on operations from February 19, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.42% for the six months ended November 30, 2015 and 0.42% for the year ended May 30, 2015.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Class R4	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015(a)
Per share data
Net asset value, beginning of period	$10.11		$10.00
Income from investment operations:
Net investment loss	(0.04)		(0.02)
Net realized and unrealized gain (loss)	(0.23)		0.13
Total from investment operations	(0.27)		0.11
Net asset value, end of period	$9.84		$10.11
Total return	(2.67%)		1.10%
Ratios to average net assets(b)
Total gross expenses	1.97	%(c)(d)	1.89	%(c)(d)
Total net expenses(e)	1.78	%(c)(d)	1.74	%(c)(d)
Net investment loss	(0.77	%)(d)	(0.79	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$10		$10
Portfolio turnover	134%		60%

Notes to Consolidated Financial Highlights

(a)  Based on operations from February 19, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.42% for the six months ended November 30, 2015 and 0.42% for the year ended May 31, 2015.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Class R5	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015(a)
Per share data
Net asset value, beginning of period	$10.11		$10.00
Income from investment operations:
Net investment loss	(0.04)		(0.02)
Net realized and unrealized gain (loss)	(0.23)		0.13
Total from investment operations	(0.27)		0.11
Net asset value, end of period	$9.84		$10.11
Total return	(2.67%)		1.10%
Ratios to average net assets(b)
Total gross expenses	1.97	%(c)(d)	1.89	%(c)(d)
Total net expenses(e)	1.78	%(c)(d)	1.74	%(c)(d)
Net investment loss	(0.78	%)(d)	(0.80	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$10		$10
Portfolio turnover	134%		60%

Notes to Consolidated Financial Highlights

(a)  Based on operations from February 19, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.42% for the six months ended November 30, 2015 and 0.42% for the year ended May 31, 2015.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Class W	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015(a)
Per share data
Net asset value, beginning of period	$10.10		$10.00
Income from investment operations:
Net investment loss	(0.07)		(0.03)
Net realized and unrealized gain (loss)	(0.21)		0.13
Total from investment operations	(0.28)		0.10
Net asset value, end of period	$9.82		$10.10
Total return	(2.77%)		1.00%
Ratios to average net assets(b)
Total gross expenses	2.23	%(c)(d)	2.14	%(c)(d)
Total net expenses(e)	2.04	%(c)(d)	2.00	%(c)(d)
Net investment loss	(1.10	%)(d)	(1.05	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$44,731		$10
Portfolio turnover	134%		60%

Notes to Consolidated Financial Highlights

(a)  Based on operations from February 19, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.75% for the six months ended November 30, 2015 and 0.42% for the year ended May 31, 2015.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Class Z	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015(a)
Per share data
Net asset value, beginning of period	$10.11		$10.00
Income from investment operations:
Net investment loss	(0.04)		(0.02)
Net realized and unrealized gain (loss)	(0.23)		0.13
Total from investment operations	(0.27)		0.11
Net asset value, end of period	$9.84		$10.11
Total return	(2.67%)		1.10%
Ratios to average net assets(b)
Total gross expenses	1.96	%(c)(d)	1.91	%(c)(d)
Total net expenses(e)	1.77	%(c)(d)	1.75	%(c)(d)
Net investment loss	(0.77	%)(d)	(0.74	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$747		$772
Portfolio turnover	134%		60%

Notes to Consolidated Financial Highlights

(a)  Based on operations from February 19, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.42% for the six months ended November 30, 2015 and 0.44% for the year ended May 31, 2015.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

November 30, 2015 (Unaudited)

Note 1. Organization

Columbia Diversified Absolute Return Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Basis for Consolidation

CDARF1 Offshore Fund, Ltd., CDARF2 Offshore Fund, Ltd. and CDARF3 Offshore Fund, Ltd. (each, a Subsidiary) are each a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. Each Subsidiary acts as an investment vehicle in order to effect certain investment strategies consistent with the Fund's investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of each Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiaries, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiaries. The consolidated financial statements include the accounts of the consolidated Fund and each respective Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and each Subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process.

At November 30, 2015, each Subsidiary financial statement information is as follows:

	CDARF1 Offshore Fund, Ltd.	CDARF2 Offshore Fund, Ltd.	CDARF3 Offshore Fund, Ltd.
Subsidiary % of consolidated fund net assets	0.15%	1.99%	5.82%
Subsidiary net assets	$246,257	$3,204,150	$9,380,600
Net investment income (loss)	(12,612)	(12,216)	(31,260)
Net realized gain (loss)	(83,224)	(34,803)	(226,638)
Net change in unrealized appreciation (depreciation)	(9)	29,526	249,594

The consolidated financial statements (financial statements) present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiary on a consolidated basis.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class I, Class R4, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

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COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities and exchange-traded funds (ETFs) are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

transactions, at the mean of the latest quoted bid and ask prices.

Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the NYSE.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Consolidated Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Consolidated Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts primarily for the purpose of gaining market exposure to various foreign currencies. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Consolidated Statement of Assets and Liabilities.

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, manage exposure to movements in interest rates, manage exposure to the securities market and gain market exposure to various currency, interest rate, and equity markets. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to produce incremental earnings, to decrease the Fund's exposure to equity market risk, to increase return on investments, and to protect gains. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Consolidated Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

Swap Contracts

Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following

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execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund's counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments and cash deposited is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the counterparty because the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities.

Credit Default Swap Contracts

The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and increase or decrease its credit exposure to a specific debt security or a basket of debt securities as a protection buyer to reduce overall credit exposure, and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Consolidated Portfolio of Investments.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Consolidated Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

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Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness, as determined by the Investment Manager.

Interest Rate Swap Contracts

The Fund entered into interest rate swap transactions to manage interest rate market risk exposure to produce incremental earnings, to gain exposure to or protect itself from market rate changes, and to synthetically add or subtract principal exposure to a market. These instruments may be used for other purposes in future periods. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the effective date). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty.

The Fund attempts to mitigate counterparty credit risk by entering into interest rate swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the agreement between the Fund and such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty.

Interest Rate Swaption Contracts

Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. The Fund purchased or wrote interest rate swaption contracts to manage exposure to fluctuations in interest rates and to hedge the fair value of other Fund investments. These instruments may be used for other purposes in future periods. Each interest rate swaption agreement will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Consolidated Statement of Assets and Liabilities. Gain or loss is recognized in the Consolidated Statement of Operations when the interest rate swaption contract is closed or expires.

When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Consolidated Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Consolidated Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as

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November 30, 2015 (Unaudited)

realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Consolidated Statement of Operations.

Total Return Swap Contracts

The Fund entered into total return swap contracts to manage long or short exposure to the total return on a specified reference security in return for periodic payments based on a fixed or variable interest rate, to manage long or short exposure to the total return on a basket of reference securities in return for periodic payments based on a fixed or variable interest rate, to manage long or short exposure to the total return on a reference security index in return for periodic payments based on a fixed or variable interest rate and to manage long or short exposure to a commodities index. These instruments may be used for other purposes in future periods. Total return swap contracts may be used to obtain exposure to an underlying reference security, instrument, or other asset or index or market without owning, taking physical custody of, or short selling any such security, instrument or asset in a market.

Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses).

Total return swap contracts may be subject to liquidity risk, which exists when a particular swap contract is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swap contracts are subject to the risk associated with the investment in the underlying reference security, instrument or asset. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference security, instrument or asset. This risk may be offset if the Fund holds any of the underlying reference security, instrument or asset. The risk in the case of long total return swap contracts is limited to the current notional amount of the total return swap contract.

Total return swap contracts are also subject to the risk of the counterparty not fulfilling its obligations under the contract (counterparty credit risk). The Fund attempts to mitigate counterparty credit risk by entering into total return swap contracts only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at November 30, 2015:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	36,140	*
Credit risk	Premiums paid on outstanding swap contracts	148,975
Equity risk	Net assets — unrealized appreciation on futures contracts	62,587	*
Equity risk	Net assets — unrealized appreciation on swap contracts	789,633	*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	1,138,275
Interest rate risk	Net assets — unrealized appreciation on futures contracts	132,382	*
Interest rate risk	Investments, at value — options purchased	5,592

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Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized appreciation on swap contracts	4,975	*
Interest rate risk	Premiums paid on outstanding swap contracts	26
Total		2,318,585
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	38,145	*
Equity risk	Net assets — unrealized depreciation on futures contracts	102,107	*
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	992,597
Interest rate risk	Net assets — unrealized depreciation on futures contracts	60,238	*
Interest rate risk	Net assets — unrealized depreciation on swap contracts	35,084	*
Total		1,228,171

*Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the six months ended November 30, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	1,032	1,032
Equity risk	—	(1,247,930)	(226,638)	(1,474,568)
Foreign exchange risk	(124)	—	—	(124)
Interest rate risk	—	(238,061)	(72,671)	(310,732)
Total	(124)	(1,485,991)	(298,277)	(1,784,392)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Purchased ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	—	(49,818)	(49,818)
Equity risk	—	(246,632)	—	249,594	2,962
Foreign exchange risk	266,853	—	—	—	266,853
Interest rate risk	—	129,741	(3,604)	(28,377)	97,760
Total	266,853	(116,891)	(3,604)	171,399	317,757

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November 30, 2015 (Unaudited)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended November 30, 2015:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	68,845,835
Futures contracts — Short	30,227,561
Credit default swap contracts — buy protection	2,561,500
Credit default swap contracts — sell protection	5,813,550
Derivative Instrument	Average Market Value ($)*
Options contracts — Purchased	2,796
Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	1,364,744	(1,160,081)
Interest rate swap contracts	2,488	(30,948)
Total return swap contracts	394,817	(342,245)

*Based on the ending quarterly outstanding amounts for the six months ended November 30, 2015.

Asset- and Mortgage-Backed Securities

The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Consolidated Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

Interest Only and Principal Only Securities

The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security's interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Consolidated Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund is required to maintain a margin account with the broker and to pledge assets to the broker as collateral for the borrowed security. Securities pledged as collateral are designated in the Consolidated Portfolio of Investments. In addition, cash collateral is recorded as cash collateral held at broker in the Consolidated Statement of Assets and Liabilities. The Fund can purchase the same security at the current market price and deliver it to the broker to close out the short sale. The Fund is obligated to pay the broker a fee for borrowing the security. The fee is included in "Dividends and interest on securities sold short" in the Consolidated Statement of Operations and a short position is reported as a liability at fair value in the Consolidated Statement of Assets and Liabilities. The Fund must also pay the broker for any dividends accrued (recognized on ex-date) on the borrowed security. This amount is recorded as an expense in the Consolidated Statement of Operations. The Fund will record a gain if the security declines in value, and will realize a loss if the security appreciates. Such gain, limited to the price at which the Fund sold the security short, or such loss, potentially unlimited in size because the short position loses value as the market price of the security sold short increases, will be recognized upon the termination of a short sale.

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November 30, 2015 (Unaudited)

Offsetting of Assets and Liabilities

The following table presents the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of November 30, 2015:

	Barclays ($)	BNP Paribas ($)	Citi ($)	Credit Suisse ($)	Deutsche Bank ($)	Goldman Sachs Interna- tional(a) ($)	Goldman Sachs Interna- tional(a) ($)	HSBC ($)	JP Morgan ($)	Morgan Stanley(a) ($)	Morgan Stanley(a) ($)	Standard Chartered ($)	State Street ($)	UBS ($)	Total ($)
Assets
Centrally cleared credit default swap contracts(b)	—	—	—	—	—	—	—	—	—	—	2,570	—	—	—	2,570
Forward foreign currency exchange contracts	13,769	90,680	33,255	37,072	106,958	—	—	370,495	—	5,903	—	78,270	43,378	358,495	1,138,275
Options purchased puts	5,592	—	—	—	—	—	—	—	—	—	—	—	—	—	5,592
OTC credit default swap contracts(c)	53,081	—	—	—	—	93,759	—	—	—	—	—	—	—	—	146,840
OTC interest rate swap contracts(c)	4,975	—	—	—	—	—	—	—	—	—	—	—	—	—	4,975
OTC total return swap contracts(c)	—	—	—	—	—	—	789,633	—	—	—	—	—	—	—	789,633
Total Assets	77,417	90,680	33,255	37,072	106,958	93,759	789,633	370,495	—	5,903	2,570	78,270	43,378	358,495	2,087,885
Liabilities
Centrally cleared credit default swap contracts(b)	—	—	—	—	—	—	—	—	—	—	2,913	—	—	—	2,913
Centrally cleared interest rate swap contracts(b)	—	—	—	—	—	—	—	—	—	—	4,861	—	—	—	4,861
Forward foreign currency exchange contracts	35,667	30,858	51,388	38,693	270,824	—	—	171,358	—	225	—	7,551	116,019	270,014	992,597
Securities borrowed	—	—	—	—	—	—	—	—	35,429,041	—	—	—	—	—	35,429,041
Total Liabilities	35,667	30,858	51,388	38,693	270,824	—	—	171,358	35,429,041	225	7,774	7,551	116,019	270,014	36,429,412
Total Financial and Derivative Net Assets	41,750	59,822	(18,133)	(1,621)	(163,866)	93,759	789,633	199,137	(35,429,041)	5,678	(5,204)	70,719	(72,641)	88,481	(34,341,527)
Total collateral received (pledged)(d)	—	—	—	—	—	—	550,000	—	(35,429,041)	—	(5,204)	—	—	—	(34,884,245)
Net Amount(e)	41,750	59,822	(18,133)	(1,621)	(163,866)	93,759	239,633	199,137	—	5,678	—	70,719	(72,641)	88,481	542,718

(a) Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.

(b) Centrally cleared swaps are included within payable/receivable for variation margin on the Consolidated Statement of Assets and Liabilities.

(c) Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.

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(d) In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(e) Represents the net amount due from/ (to) counterparties in the event of default.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and

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November 30, 2015 (Unaudited)

unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Consolidated Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncements

Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures

In June 2014, FASB issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. ASU No. 2014-11 changes the disclosure requirements for certain reverse repurchase agreements and similar transactions accounted for as secured borrowings. The disclosure requirements are effective for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective October 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 1.18% to 1.03% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2015 was 1.18% of the Fund's average daily net assets.

Prior to October 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from June 1, 2015 through September 30, 2015, the investment advisory services fee paid to the Investment Manager was $402,600, and the administrative services fee paid to the Investment Manager was $29,280.

Subadvisory Agreement

The Fund's Board has approved a subadvisory agreement between the Investment Manager and Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial. As of November 30, 2015, Threadneedle is not providing services to the Fund pursuant to the subadvisory agreement.

Other Expenses

Other expenses include offering costs which were incurred prior to the shares of the Fund being offered. Offering costs include, among other things, state registration filing fees and printing costs. The Fund

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

amortizes offering costs over a period of 12 months from the commencement of operations.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agency fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended November 30, 2015, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.05%
Class C	0.05
Class R4	0.05
Class R5	0.05
Class W	0.05
Class Z	0.04

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Consolidated Statement of Operations. For the six months ended November 30, 2015, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.25% of the average daily net assets attributable to Class C and Class W shares of the Fund, respectively.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $2,345 for Class A shares for the six months ended November 30, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through September 30, 2016
Class A	1.71%
Class C	2.46
Class I	1.31
Class R4	1.46
Class R5	1.36
Class W	1.71
Class Z	1.46

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes, but the Fund's net operating expenses shall not exceed the contractual annual rates listed in the table above. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2015, the cost of investments for federal income tax purposes was approximately $166,478,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$2,095,000
Unrealized depreciation	(1,674,000)
Net unrealized appreciation	$421,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $91,976,549 and $91,417,283, respectively, for the six months ended November 30, 2015, of which $8,644,899 and $8,150,763, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Consolidated Financial Highlights.

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

Note 6. Affiliated Money Market Fund

The Fund significantly invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended November 30, 2015.

Note 8. Significant Risks

Shareholder Concentration Risk

At November 30, 2015, affiliated shareholders of record owned 100% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Derivatives Risk

Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Short Selling Risk

Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Because short sales involve borrowing securities and then selling them, the Fund's short sales effectively leverage the Fund's assets. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund's volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 7 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2015 (Unaudited)

Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT

On June 10, 2015, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Investment Management Services Agreement (the Advisory Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Diversified Absolute Return Fund (the Fund), a series of the Trust. The Board and the Independent Trustees also unanimously approved an agreement (the Management Agreement and, together with the Advisory Agreement, the Agreements) combining the Advisory Agreement and the Fund's existing administrative services agreement (the Administrative Services Agreement) in a single agreement. The Board and the Independent Trustees approved the restatement of the Advisory Agreement with the Management Agreement to be effective for the Fund on October 1, 2015. As detailed below, the Board's Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the Management Agreement and the continuation of the Advisory Agreement.

In connection with their deliberations regarding the approval of the Management Agreement and the continuation of the Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 3, 2015, April 29, 2015 and June 9, 2015 and at Board meetings held on March 4, 2015 and June 10, 2015. In addition, the Board considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2015, the Committee recommended that the Board approve the Management Agreement and the continuation of the Advisory Agreement. On June 10, 2015, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement and the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the Management Agreement and the continuation of the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the Management Agreement and the continuation of the Advisory Agreement for the Fund included the following:

•  Information regarding the reputation, financial strength, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel proposed to provide investment management, administrative and other services to the Fund;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer;

•  The terms and conditions of the Agreements;

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement1 and agreements with respect to the provision of distribution and transfer agency services to the Fund;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund through September 30, 2016 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, dividend expenses and borrowing costs on

1  Like the Advisory Agreement, the Administrative Services Agreement terminated with respect to the Fund once the Management Agreement became effective for the Fund.

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

securities sold short, interest, taxes, and extraordinary expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•  Descriptions of various functions performed by the Investment Manager under the Agreements, including portfolio management and portfolio trading practices; and

•  Information regarding the investment management fees and other expenses of the Fund relative to those of funds determined by the Investment Manager to be comparable to the Fund.

Nature, Extent and Quality of Services Provided under the Agreements

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Agreements and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board also determined that the nature and level of the services to be provided under the Management Agreement would not decrease relative to the services provided under the Advisory Agreement and the Administrative Services Agreement. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. In evaluating the nature, extent and quality of services provided under the Agreements, the Committee and the Board considered that these services were provided to the Fund, rather than directly to Fund shareholders. The Committee and the Board accordingly affirmed, after considering various other matters, including the potential benefits to the Fund and its shareholders of the Independent Trustees' important role as pre-suit gatekeepers with respect to claims that they may determine are meritless or contrary to the Fund's best interests, that it was not the intention of the Board or the Investment Manager that there be any third-party beneficiaries of the Agreements.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board also considered that the proposed management fee would not exceed the sum of the fee rates payable under the Advisory Agreement and the Administrative Services Agreement. The Committee and the Board considered data provided by the independent fee consultant. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services provided to comparable unaffiliated funds. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory/management fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the approval of the Management Agreement and the continuation of the Advisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board considered information provided by the Investment Manager with respect to costs of services and profitability.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2014 to profitability levels realized in 2013. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the expense ratio of the Fund, and the implementation of expense limitations with respect to the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

Investment Performance

Because the Fund had less than one year of performance history, the Committee and the Board considered the one-month and since-inception returns of the Fund. However, the Committee and the Board expected to consider, in connection with their next review and consideration of the continuation of the Agreements, the investment performance of the Fund in relation to the annualized return for various time periods of both a group of comparable funds, as determined by the independent third-party data provider, and a benchmark.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Investment Manager supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

Committee and the Board noted that the investment advisory and management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the Management Agreement and the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement and the continuation of the Advisory Agreement.

Semiannual Report 2015

COLUMBIA DIVERSIFIED ABSOLUTE RETURN FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.

Semiannual Report 2015

Columbia Diversified Absolute Return Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR258_05_F01_(01/16)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	January 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	January 21, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	January 21, 2016